UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-22245
                                                    -----------

                      First Trust Exchange-Traded Fund III
            --------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
            --------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
            --------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                            ------------

                      Date of fiscal year end: October 31
                                               ----------

                    Date of reporting period: July 31, 2016
                                              -------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.


FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
PORTFOLIO OF INVESTMENTS
JULY 31, 2016 (UNAUDITED)

                                                                              STATED          STATED
     SHARES                            DESCRIPTION                             RATE          MATURITY         VALUE
----------------  ------------------------------------------------------  ---------------  ------------  ---------------
$25 PAR PREFERRED SECURITIES - 48.1%

                  BANKS - 15.9%
         129,760  Banc Of California, Inc., Series E ...................        7.00%          (a)       $     3,503,520
          93,377  Bank of America Corp., Series CC .....................        6.20%          (a)             2,489,431
         851,037  Citigroup Capital XIII (b)............................        7.12%        10/30/40         22,288,659
         116,322  Citigroup, Inc., Series S ............................        6.30%          (a)             3,117,430
         361,418  Fifth Third Bancorp, Series I (c).....................        6.63%          (a)            11,207,572
         680,363  First Niagara Financial Group, Inc., Series B (c)....         8.63%          (a)            17,614,598
         223,651  FNB Corp. (c).........................................        7.25%          (a)             7,273,130
       1,094,549  GMAC Capital Trust I, Series 2 (b)....................        6.60%        02/15/40         27,823,436
         344,610  Huntington Bancshares, Inc., Series D ................        6.25%          (a)             9,549,143
         145,718  PNC Financial Services Group, Inc., Series P (c)......        6.13%          (a)             4,418,170
         122,962  Royal Bank of Scotland Group PLC, Series R ...........        6.13%          (a)             3,097,413
         683,088  Royal Bank of Scotland Group PLC, Series S ...........        6.60%          (a)            17,350,435
          92,043  Royal Bank of Scotland Group PLC, Series T ...........        7.25%          (a)             2,359,983
         267,657  Synovus Financial Corp., Series C (c).................        7.88%          (a)             7,671,050
         103,239  Valley National Bancorp, Series A (c).................        6.25%          (a)             3,001,158
          40,775  Wells Fargo & Co., Series W ..........................        5.70%          (a)             1,096,847
          72,544  Western Alliance Bancorp .............................        6.25%        07/01/56          1,856,401
         287,641  Wintrust Financial Corp., Series D (c)................        6.50%          (a)             8,427,881
         148,853  Zions Bancorporation, Series F .......................        7.90%          (a)             4,017,542
         119,880  Zions Bancorporation, Series G (c)....................        6.30%          (a)             3,667,129
                                                                                                         ---------------
                                                                                                             161,830,928
                                                                                                         ---------------

                  CAPITAL MARKETS - 10.2%
         411,676  Apollo Investment Corp. ..............................        6.63%        10/15/42         10,744,743
         395,139  Apollo Investment Corp. ..............................        6.88%        07/15/43         10,633,190
         199,348  BGC Partners, Inc. ...................................        8.13%        06/15/42          5,380,402
          37,478  Charles Schwab Corp., Series D .......................        5.95%          (a)             1,030,270
         827,823  Goldman Sachs Group, Inc., Series K (c)...............        6.38%          (a)            23,725,407
         494,204  Morgan Stanley, Series E (c)..........................        7.13%          (a)            14,905,193
         831,926  Morgan Stanley, Series F (c)..........................        6.88%          (a)            24,541,817
          73,189  Raymond James Financial, Inc. ........................        6.90%        03/15/42          1,932,190
          69,366  Solar Capital Ltd. ...................................        6.75%        11/15/42          1,754,960
          11,120  State Street Corp., Series D (c)......................        5.90%          (a)               327,262
         196,292  State Street Corp., Series G (c)......................        5.35%          (a)             5,431,400
         133,400  Stifel Financial Corp., Series A .....................        6.25%          (a)             3,513,756
                                                                                                         ---------------
                                                                                                             103,920,590
                                                                                                         ---------------

                  CONSUMER FINANCE - 0.1%
          41,690  Capital One Financial Corp., Series D ................        6.70%           (a)            1,194,419
                                                                                                         ---------------

                  DIVERSIFIED FINANCIAL SERVICES - 1.9%
         349,406  KKR Financial Holdings LLC ...........................        8.38%        11/15/41          9,168,413


                     See Notes to Portfolio of Investments

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2016 (UNAUDITED)

                                                                              STATED          STATED
     SHARES                            DESCRIPTION                             RATE          MATURITY         VALUE
----------------  ------------------------------------------------------  ---------------  ------------  ---------------
$25 PAR PREFERRED SECURITIES (CONTINUED)

                  DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
         378,506  KKR Financial Holdings LLC, Series A .................        7.38%          (a)       $     9,958,493
                                                                                                         ---------------
                                                                                                              19,126,906
                                                                                                         ---------------

                  DIVERSIFIED TELECOMMUNICATION SERVICES - 1.3%
          13,436  Qwest Corp. ..........................................        7.38%        06/01/51            347,455
         496,713  Qwest Corp. ..........................................        6.88%        10/01/54         13,272,171
                                                                                                         ---------------
                                                                                                              13,619,626
                                                                                                         ---------------

                  ELECTRIC UTILITIES - 0.2%
          63,730  SCE Trust V, Series K (c).............................        5.45%          (a)             1,839,248
                                                                                                         ---------------

                  FOOD PRODUCTS - 2.6%
         477,078  CHS, Inc., Series 2 (c)...............................        7.10%          (a)            14,465,005
         311,502  CHS, Inc., Series 3 (c)...............................        6.75%          (a)             9,111,433
          95,202  CHS, Inc., Series 4 ..................................        7.50%          (a)             2,889,381
                                                                                                         ---------------
                                                                                                              26,465,819
                                                                                                         ---------------

                  INSURANCE - 8.8%
         478,743  Aegon N.V. ...........................................        8.00%        02/15/42         13,036,172
         135,670  Amtrust Financial Services, Inc. .....................        7.50%        09/15/55          3,678,014
         292,029  Aspen Insurance Holdings Ltd. (c).....................        5.95%          (a)             8,451,319
          39,348  Aspen Insurance Holdings Ltd. ........................        7.25%          (a)             1,042,329
          99,800  Aspen Insurance Holdings Ltd. (c).....................        7.40%          (a)             2,544,900
         444,426  Aviva PLC ............................................        8.25%        12/01/41         11,799,510
           4,154  Berkley (WR) Corporation .............................        5.90%        03/01/56            109,915
         129,580  Berkley (WR) Corporation .............................        5.75%        06/01/56          3,350,939
          77,486  Endurance Specialty Holdings Ltd., Series C .........         6.35%          (a)             2,178,131
         302,532  Global Indemnity PLC .................................        7.75%        08/15/45          7,759,946
          24,664  Maiden Holdings North America Ltd. ...................        8.00%        03/27/42            643,730
          28,000  National General Holdings Corp. ......................        7.50%          (a)               722,680
         190,835  National General Holdings Corp. ......................        7.63%        09/15/55          4,961,710
         476,692  PartnerRe Ltd., Series H .............................        7.25%          (a)            14,534,339
          50,558  Phoenix Companies, Inc. ..............................        7.45%        01/15/32          1,016,216
         446,670  Reinsurance Group of America, Inc. (c)................        5.75%        06/15/56         11,957,356
          50,247  Torchmark Corp. ......................................        6.13%        06/15/56          1,337,575
                                                                                                         ---------------
                                                                                                              89,124,781
                                                                                                         ---------------

                  INTERNET SOFTWARE & SERVICES - 0.7%
         267,794  eBay, Inc. ...........................................        6.00%        02/01/56          7,171,523
                                                                                                         ---------------

                  MULTI-UTILITIES - 0.6%
         130,000  Dominion Resources, Inc., Series A ...................        5.25%        07/30/76          3,326,700
          85,187  Integrys Holding, Inc. (c)............................        6.00%        08/01/73          2,302,818
                                                                                                         ---------------
                                                                                                               5,629,518
                                                                                                         ---------------

                  OIL, GAS & CONSUMABLE FUELS - 0.4%
         179,826  NuStar Logistics, L.P. (c)............................        7.63%        01/15/43          4,576,572
                                                                                                         ---------------

                  REAL ESTATE INVESTMENT TRUSTS - 3.9%
         123,014  American Homes 4 Rent, Series D ......................        6.50%          (a)             3,273,402


                     See Notes to Portfolio of Investments

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2016 (UNAUDITED)

                                                                              STATED          STATED
     SHARES                            DESCRIPTION                             RATE          MATURITY         VALUE
----------------  ------------------------------------------------------  ---------------  ------------  ---------------
$25 PAR PREFERRED SECURITIES (CONTINUED)

                  REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
         333,062  American Homes 4 Rent, Series E ......................        6.35%          (a)       $     8,489,750
         110,947  EPR Properties, Series F .............................        6.63%          (a)             2,916,797
         168,339  MFA Financial, Inc. ..................................        8.00%        04/15/42          4,314,529
          83,951  National Retail Properties, Inc., Series D ...........        6.63%          (a)             2,182,726
         679,253  VEREIT, Inc., Series F ...............................        6.70%          (a)            18,353,416
                                                                                                         ---------------
                                                                                                              39,530,620
                                                                                                         ---------------

                  WIRELESS TELECOMMUNICATION SERVICES - 1.5%
          94,065  United States Cellular Corp. .........................        7.25%        12/01/63          2,571,737
         483,635  United States Cellular Corp. .........................        7.25%        12/01/64         12,835,673
                                                                                                         ---------------
                                                                                                              15,407,410
                                                                                                         ---------------
                  TOTAL $25 PAR PREFERRED SECURITIES...................................................      489,437,960
                  (Cost $468,055,421)                                                                    ---------------

$50 PAR PREFERRED SECURITIES - 0.4%

                  CONSUMER FINANCE - 0.4%
          88,105  SLM Corp., Series A ..................................        6.97%          (a)             4,405,250
                  (Cost $4,115,434)                                                                      ---------------

$100 PAR PREFERRED SECURITIES - 1.4%

                  BANKS - 0.6%
           1,600  Agribank FCB (c) (e)..................................        6.88%          (a)               172,850
           8,500  CoBank ACB, Series F (c)..............................        6.25%          (a)               884,000
          11,180  CoBank ACB, Series G .................................        6.13%          (a)             1,084,810
           7,750  Cobank ACB, Series H (c)..............................        6.20%          (a)               791,227
          31,840  Farm Credit Bank Of Texas (c) (e).....................        6.75%          (a)             3,446,680
                                                                                                         ---------------
                                                                                                               6,379,567
                                                                                                         ---------------

                  CONSUMER FINANCE - 0.8%
         161,177  SLM Corp., Series B (b)...............................        2.35%          (a)             8,257,098
                                                                                                         ---------------
                  TOTAL $100 PAR PREFERRED SECURITIES..................................................       14,636,665
                  (Cost $12,847,769)                                                                     ---------------

$1,000 PAR PREFERRED SECURITIES - 2.8%

                  BANKS - 1.9%
           2,500  AgStar Financial Services ACA (c) (d).................        6.75%          (a)             2,652,969
          14,000  Farm Credit Bank Of Texas, Series 1 (e)...............       10.00%          (a)            16,835,000
             500  First Tennessee Bank (b) (d)..........................        3.75%          (a)               344,812
                                                                                                         ---------------
                                                                                                              19,832,781
                                                                                                         ---------------

                  INSURANCE - 0.3%
           3,320  XLIT Ltd., Series D (b)...............................        3.80%          (a)             2,597,900
                                                                                                         ---------------

                  REAL ESTATE INVESTMENT TRUSTS - 0.6%
           4,556  Sovereign Real Estate Investment Trust (d)............       12.00%          (a)             5,803,205
                                                                                                         ---------------
                  TOTAL $1,000 PAR PREFERRED SECURITIES................................................       28,233,886
                  (Cost $28,501,710)                                                                     ---------------


                     See Notes to Portfolio of Investments

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2016 (UNAUDITED)

      PAR                                                                     STATED          STATED
     AMOUNT                            DESCRIPTION                             RATE          MATURITY         VALUE
----------------  ------------------------------------------------------  ---------------  ------------  ---------------
CAPITAL PREFERRED SECURITIES - 45.4%

                  BANKS - 20.7%
$      7,500,000  Australia & New Zealand Banking Group
                     Ltd. (c) (f) (g)...................................        6.75%          (a)             8,166,143
      11,200,000  Banco Bilbao Vizcaya Argentaria S.A. (c) (g)..........        9.00%          (a)            11,613,000
       1,000,000  Banco do Brasil S.A. (c) (f) (g)......................        9.00%          (a)               810,500
      15,000,000  Bank of America Corp., Series DD (c)..................        6.30%          (a)            16,382,805
      10,500,000  Bank of America Corp., Series Z (c)...................        6.50%          (a)            11,477,813
             566  Barclays PLC (c) (g)..................................        6.63%          (a)                   532
       3,000,000  Barclays PLC (c) (g)..................................        8.25%          (a)             3,063,750
       1,024,990  BBVA Global Finance Ltd. .............................        7.00%        12/01/25          1,155,296
       8,000,000  BNP Paribas S.A. (c) (f) (g)..........................        7.63%          (a)             8,332,000
         500,000  BPCE S.A. (c) (f).....................................       12.50%          (a)               628,540
       1,007,000  BPCE S.A. (c).........................................       12.50%          (a)             1,265,880
      10,000,000  Citigroup, Inc., Series R (c).........................        6.13%          (a)            10,410,300
       4,000,000  Citigroup, Inc., Series T (c).........................        6.25%          (a)             4,315,000
       2,616,000  Citizens Financial Group, Inc. (c)....................        5.50%          (a)             2,583,300
      13,200,000  CoBank ACB, Series I (c)..............................        6.25%          (a)            14,302,160
       1,621,000  Cooperatieve Rabobank UA (c) (f)......................       11.00%          (a)             1,987,751
       1,500,000  Cooperatieve Rabobank UA (c)..........................       11.00%          (a)             1,839,375
      15,500,000  Credit Agricole S.A. (c) (f) (g)......................        8.13%          (a)            16,371,875
       9,901,000  Credit Agricole S.A. (c) (f)..........................        8.38%          (a)            11,221,001
       2,500,000  Credit Agricole S.A. (c)..............................        8.38%          (a)             2,833,300
       5,000,000  Dai-ichi Life Insurance Co., Ltd. (c) (f).............        4.00%          (a)             5,075,000
       2,000,000  Dresdner Funding Trust I .............................        8.15%        06/30/31          2,380,750
      10,025,000  Intesa Sanpaolo S.p.A. (c) (f) (g)....................        7.70%          (a)             9,110,219
       7,663,000  JPMorgan Chase & Co., Series S (c)....................        6.75%          (a)             8,639,266
       3,000,000  Lloyds Bank PLC (c)...................................       12.00%          (a)             4,111,260
       5,000,000  Lloyds Banking Group PLC (c) (g)......................        7.50%          (a)             5,000,000
       5,892,000  Macquarie Bank Ltd. (c) (g)...........................       10.25%        06/20/57          6,275,239
       3,000,000  Natixis S.A. (c) (f)..................................       10.00%          (a)             3,375,000
       1,000,000  Natixis S.A. (c)......................................       10.00%          (a)             1,125,000
       3,785,000  NIBC Bank N.V. .......................................        7.63%          (a)             3,837,048
       5,000,000  PNC Financial Services Group, Inc. (c)................        6.75%          (a)             5,625,000
       2,000,000  Royal Bank Of Scotland Group PLC (c) (g).............         7.50%          (a)             1,947,000
       1,000,000  Royal Bank Of Scotland Group PLC (c).................         7.65%          (a)             1,177,500
       3,000,000  Royal Bank Of Scotland Group PLC (c) (g).............         8.00%          (a)             2,988,750
       2,000,000  Societe Generale S.A. (c) (f) (g).....................        8.00%          (a)             1,980,000
      12,375,000  Wells Fargo & Co., Series K (c).......................        7.98%          (a)            13,148,437
       6,000,000  Zions Bancorporation, Series J (c)....................        7.20%          (a)             6,345,000
                                                                                                         ---------------
                                                                                                             210,900,790
                                                                                                         ---------------

                  CAPITAL MARKETS - 1.7%
      10,000,000  Credit Suisse Group AG (c) (f) (g)....................        7.50%          (a)            10,387,500


                     See Notes to Portfolio of Investments

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2016 (UNAUDITED)

      PAR                                                                     STATED          STATED
     AMOUNT                            DESCRIPTION                             RATE          MATURITY         VALUE
----------------  ------------------------------------------------------  ---------------  ------------  ---------------
CAPITAL PREFERRED SECURITIES (CONTINUED)

                  CAPITAL MARKETS (CONTINUED)
$      7,000,000  UBS Group AG (c) (g)..................................        7.13%          (a)       $     7,203,504
                                                                                                         ---------------
                                                                                                              17,591,004
                                                                                                         ---------------

                  DIVERSIFIED FINANCIAL SERVICES - 0.3%
       4,000,000  Glen Meadow Pass-Through Trust (c) (f)................        6.51%        02/12/67          2,978,320
                                                                                                         ---------------

                  DIVERSIFIED TELECOMMUNICATION SERVICES - 1.1%
       6,250,000  Koninklijke KPN N.V. (c) (f)..........................        7.00%        03/28/73          6,804,688
       3,900,000  Koninklijke KPN N.V. (c)..............................        7.00%        03/28/73          4,246,125
                                                                                                         ---------------
                                                                                                              11,050,813
                                                                                                         ---------------

                  ELECTRIC UTILITIES - 6.6%
      30,000,000  Emera, Inc., Series 16-A (c)..........................        6.75%        06/15/76         32,490,390
      14,593,000  Enel S.p.A. (c) (f)...................................        8.75%        09/24/73         16,946,121
       3,375,000  Nextera Energy Capital Holdings, Inc., Series D (c)...        7.30%        09/01/67          3,315,938
      14,993,000  PPL Capital Funding, Inc., Series A (c)...............        6.70%        03/30/67         12,735,714
       1,359,000  Southern California Edison Co., Series E (c)..........        6.25%          (a)             1,515,285
                                                                                                         ---------------
                                                                                                              67,003,448
                                                                                                         ---------------

                  ENERGY EQUIPMENT & SERVICES - 0.6%
       2,581,594  Enterprise Products Operating LLC, Series A (b).......        4.46%        08/01/66          2,387,974
       4,160,000  Transcanada Trust (c).................................        5.63%        05/20/75          4,035,200
                                                                                                         ---------------
                                                                                                               6,423,174
                                                                                                         ---------------

                  FOOD PRODUCTS - 1.8%
       3,000,000  Land O'Lakes Capital Trust I (f)......................        7.45%        03/15/28          3,240,000
       5,000,000  Land O'Lakes, Inc. (d)................................        8.00%          (a)             5,287,500
       8,700,000  Land O'Lakes, Inc. (d)................................        8.00%          (a)             9,200,250
                                                                                                         ---------------
                                                                                                              17,727,750
                                                                                                         ---------------

                  INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.3%
       1,500,000  AES Gener S.A. (c) (f)................................        8.38%        12/18/73          1,616,250
       1,250,000  AES Gener S.A. (c)....................................        8.38%        12/18/73          1,346,875
                                                                                                         ---------------
                                                                                                               2,963,125
                                                                                                         ---------------

                  INDUSTRIAL CONGLOMERATES - 0.1%
       1,000,000  General Electric Co., Series D (c)....................        5.00%          (a)             1,078,750
                                                                                                         ---------------

                  INSURANCE - 10.7%
       2,800,000  AG Insurance S.A. N.V. (c)............................        6.75%          (a)             2,993,670
      20,220,000  Aquarius & Investments PLC for Swiss Reinsurance Co.,
                     Ltd. (c) ..........................................        8.25%          (a)            21,824,962
       9,519,000  Assured Guaranty Municipal Holdings, Inc. (c) (f).....        6.40%        12/15/66          6,806,085
       1,000,000  Aviva PLC ............................................        8.25%          (a)             1,072,388
         500,000  Catlin Insurance Co., Ltd. (c)........................        7.25%          (a)               362,500
      10,165,000  Catlin Insurance Co., Ltd. (c) (f)....................        7.25%          (a)             7,369,625


                     See Notes to Portfolio of Investments

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2016 (UNAUDITED)

      PAR                                                                     STATED          STATED
     AMOUNT                            DESCRIPTION                             RATE          MATURITY         VALUE
----------------  ------------------------------------------------------  ---------------  ------------  ---------------
CAPITAL PREFERRED SECURITIES (CONTINUED)

                  INSURANCE (CONTINUED)
$        500,000  Cloverie PLC for Zurich Insurance Co., Ltd. (c).......        8.25%          (a)       $       541,869
       4,200,000  CNP Assurances (c)....................................        6.88%          (a)             4,538,255
       1,100,000  CNP Assurances (c)....................................        7.50%          (a)             1,191,245
       6,201,000  Friends Life Holdings PLC (c).........................        7.88%          (a)             6,750,936
       1,000,000  Hartford Financial Services Group, Inc. (c)...........        8.13%        06/15/38          1,097,500
      17,000,000  La Mondiale SAM (c)...................................        7.63%          (a)            18,317,500
       5,260,000  Liberty Mutual Group, Inc. (c) (f)....................        7.00%        03/15/37          4,615,650
       6,128,000  Liberty Mutual Group, Inc. (f)........................        7.80%        03/15/37          6,832,720
         465,000  Liberty Mutual Group, Inc. (c) (f)....................       10.75%        06/15/58            684,713
       5,000,000  Metlife Capital Trust X (c) (f).......................        9.25%        04/08/38          7,156,250
       1,100,000  Nationwide Financial Services, Inc. ..................        6.75%        05/15/37          1,138,500
         500,000  QBE Capital Funding III Ltd. (c) (f)..................        7.25%        05/24/41            557,500
       6,006,000  QBE Insurance Group Ltd. (c)..........................        6.75%        12/02/44          6,614,108
       8,600,000  Sirius International Group Ltd. (c) (d)...............        7.51%          (a)             8,653,750
                                                                                                         ---------------
                                                                                                             109,119,726
                                                                                                         ---------------

                  METALS & MINING - 0.8%
       7,500,000  BHP Billiton Finance USA Ltd. (c) (f).................        6.75%        10/19/75          8,362,500
                                                                                                         ---------------

                  OIL, GAS & CONSUMABLE FUELS - 0.7%
       1,281,841  Enbridge Energy Partners L.P. (c).....................        8.05%        10/01/37          1,025,473
       5,390,513  Enterprise Products Operating LLC, Series B (c).......        7.03%        01/15/68          5,687,864
                                                                                                         ---------------
                                                                                                               6,713,337
                                                                                                         ---------------
                  TOTAL CAPITAL PREFERRED SECURITIES...................................................      461,912,737
                  (Cost $456,738,609)                                                                    ---------------

   PRINCIPAL                                                                  STATED          STATED
     VALUE                             DESCRIPTION                            COUPON         MATURITY         VALUE
----------------  ------------------------------------------------------  ---------------  ------------  ---------------
CORPORATE BONDS AND NOTES - 0.2%

                  CAPITAL MARKETS - 0.2%
       2,000,000  Aberdeen Asset Management ............................        7.00%          (a)             2,098,420
                  (Cost $1,927,500)                                                                      ---------------

     SHARES                                            DESCRIPTION                                            VALUE
----------------  -------------------------------------------------------------------------------------  ---------------
CLOSED-END FUNDS - 0.1%

                  CAPITAL MARKETS - 0.1%
          40,540  Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc. .........................        1,011,878
                  (Cost $914,560)                                                                        ---------------


                     See Notes to Portfolio of Investments

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2016 (UNAUDITED)

     SHARES                                            DESCRIPTION                                            VALUE
                  -------------------------------------------------------------------------------------  ---------------
                  TOTAL INVESTMENTS - 98.4%............................................................  $ 1,001,736,796
                  (Cost $973,101,003) (h)

                  NET OTHER ASSETS AND LIABILITIES - 1.6%..............................................       16,307,158
                                                                                                         ---------------
                  NET ASSETS - 100.0%..................................................................  $ 1,018,043,954
                                                                                                         ===============

-----------------------------

(a)   Perpetual maturity.

(b) Floating rate security. The interest rate shown reflects the rate in effect at July 31, 2016.

(c) Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at July 31, 2016. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(d) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"), and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Note 2C - Restricted Securities in the Notes to Portfolio of Investments).

(e) Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by Stonebridge Advisors LLC, the Fund's sub-advisor (the "Sub-Advisor").

(f) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by the Sub-Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. At July 31, 2016, securities noted as such amounted to $151,415,951 or 14.9% of net assets.

(g) This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At July 31, 2016, securities noted as such amounted to $93,250,012 or 9.2% of net assets. Of these securities, 0.9% originated in emerging markets, and 99.1% originated in foreign markets.

(h) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of July 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $37,248,208 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $8,612,415.


                     See Notes to Portfolio of Investments

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2016 (UNAUDITED)

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of July 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2       LEVEL 3
                                                        TOTAL         LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                                       VALUE AT        QUOTED      OBSERVABLE   UNOBSERVABLE
                                                      7/31/2016        PRICES        INPUTS        INPUTS
                                                    --------------  ------------  ------------  ------------
$25 Par Preferred Securities
   Insurance......................................  $    1,016,216  $         --  $  1,016,216  $         --
   Multi-Utilities................................       2,302,818            --     2,302,818            --
   Other Industry Categories*.....................     486,118,926   486,118,926            --            --
$50 Par Preferred Securities*.....................       4,405,250     4,405,250            --            --
$100 Par Preferred Securities
   Consumer Finance...............................       8,257,098     8,257,098            --            --
   Other Industry Categories*.....................       6,379,567            --     6,379,567            --
$1,000 Par Preferred Securities*..................      28,233,886            --    28,233,886            --
Capital Preferred Securities*.....................     461,912,737            --   461,912,737            --
Corporate Bonds and Notes*........................       2,098,420            --     2,098,420            --
Closed-End Funds*.................................       1,011,878     1,011,878            --            --
                                                    --------------  ------------  ------------  ------------
Total Investments.................................  $1,001,736,796  $499,793,152  $501,943,644  $         --
                                                    ==============  ============  ============  ============


* See the Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between levels at July 31, 2016.


                     See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

             FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
                           JULY 31, 2016 (UNAUDITED)


                                1. ORGANIZATION

First Trust Exchange-Traded Fund III (the "Trust") is a non-diversified open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of eight funds that are offering shares. This report covers the First Trust Preferred Securities and Income ETF (the "Fund"), which trades under the ticker FPE on the NYSE Arca, Inc.

The Fund, which is an investment company within the scope of Financial Accounting Standards Board ("FASB") Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Preferred stocks, real estate investment trust ("REITs") and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Bonds, notes and other debt securities are valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;

            2)    reported trades;

            3)    broker/dealer quotes;

            4)    issuer spreads;

            5)    benchmark securities;

            6)    bids and offers; and

            7)    reference data including market research publications.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

             FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
                           JULY 31, 2016 (UNAUDITED)


            1) the credit conditions in the relevant market and changes thereto;

            2) the liquidity conditions in the relevant market and changes thereto;

            3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

            4) issuer-specific conditions (such as significant credit deterioration); and

            5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the "1933 Act")) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

             FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
                           JULY 31, 2016 (UNAUDITED)


The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of July 31, 2016, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. RESTRICTED SECURITIES

The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of July 31, 2016, the Fund held restricted securities as shown in the following table that Stonebridge Advisors LLC ("Stonebridge" or the "Sub-Advisor") has deemed illiquid pursuant to procedures adopted by the Trust's Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.

                                                                                                                          % OF
                                                ACQUISITION     SHARES/                     CARRYING                      NET
SECURITY                                            DATE       PAR AMOUNT      PRICE          COST         VALUE         ASSETS
----------------------------------------------  ------------  ------------  ------------  ------------  ------------  ------------
AgStar Financial Services ACA, 6.75%              7/31/15            2,500   $  1,061.19   $ 2,631,250   $ 2,652,969      0.26%
First Tennessee Bank, 3.75%                       6/8/16               500        689.62       315,000       344,812      0.03
                                                  7/9/15 -
Land O' Lakes, Inc., 8.00%                        7/8/16       $ 8,700,000          1.06     8,808,250     9,200,250      0.91
Land O' Lakes, Inc., 8.00%                        4/11/16      $ 5,000,000          1.06     5,000,000     5,287,500      0.52
                                                  8/6/14 -
Sirius International Group Ltd., 7.51%            6/1/16       $ 8,600,000          1.01     8,913,250     8,653,750      0.85
                                                  5/12/14 -
Sovereign Real Estate Investment Trust, 12.00%    3/22/16            4,556      1,273.75     5,906,010     5,803,205      0.57
                                                                                          ------------   -----------     -----
                                                                                           $31,573,760   $31,942,486      3.14%
                                                                                          ============   ===========     =====

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
PORTFOLIO OF INVESTMENTS
JULY 31, 2016 (UNAUDITED)

   PRINCIPAL                                                                  STATED          STATED
     VALUE                             DESCRIPTION                            COUPON         MATURITY         VALUE
----------------  ------------------------------------------------------  ---------------  ------------  ---------------
MUNICIPAL BONDS - 94.1%

                  ALABAMA - 1.8%
$      1,160,000  Infirmary Hlth Sys AL Spl Care Facs Fing Auth Rev
                     Infirmary Hlth Sys Inc, Ser A .....................        5.00%        02/01/36    $     1,375,725
                                                                                                         ---------------

                  ARIZONA - 3.9%
         500,000  La Paz Cnty AZ Indl Dev Auth Ed Fac Lease Rev Chrt
                     Sch Solution Harmony Pub Schs Proj, Ser A (a) .....        5.00%        02/15/36            558,195
         500,000  Maricopa Cnty AZ Indl Dev Auth Ed Rev Ref Horizon
                     Cmnty Learning Ctr Proj ...........................        5.00%        07/01/35            568,170
         500,000  Maricopa Cnty AZ Indl Dev Auth Ed Rev Reid
                     Traditional Schs Proj .............................        5.00%        07/01/36            565,025
         500,000  Phoenix AZ Indl Dev Auth Ed Rev Ref Fac Great Hearts
                     Academics, Ser A ..................................        5.00%        07/01/36            575,985
         500,000  Pima Cnty AZ Indl Dev Auth Ed Rev Ref Fac American
                     Leadership Academy Proj (a) .......................        4.60%        06/15/25            525,235
         200,000  Student & Academic Svcs LLC AZ Lease Rev Northern AZ
                     Capital Facs Fin Corp, BAM ........................        5.00%        06/01/21            235,234
                                                                                                         ---------------
                                                                                                               3,027,844
                                                                                                         ---------------

                  CALIFORNIA - 4.1%
         320,000  Abag CA Fin Auth For Nonprofit Corps Ref Episcopal
                     Sr Cmntys, Ser B ..................................        5.00%        07/01/23            379,341
       1,000,000  CA St Muni Fin Auth Chrt Sch Rev Palmdale Aeroscope
                     Academy Proj (a) ..................................        5.00%        07/01/36          1,105,260
         500,000  CA Stwd Cmntys Dev Auth Rev Beverly Cmnty Hosp
                     Assoc .............................................        4.00%        02/01/23            547,530
         300,000  CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr,
                     Ser A (a) .........................................        5.00%        12/01/36            348,789
         560,000  Golden St Tobacco Securitization Corp CA Tobacco
                     Settlement Asset-Backed Sr, Ser A-1 ...............        4.50%        06/01/27            569,889
         210,000  La Verne CA Ref Brethren Hillcrest Homes, COP ........        5.00%        05/15/22            242,378
                                                                                                         ---------------
                                                                                                               3,193,187
                                                                                                         ---------------

                  COLORADO - 10.6%
         500,000  CO St Edl & Cultural Facs Auth Rev Ref & Impt Chrt
                     Sch Frontier Academy Proj .........................        5.00%        06/01/36            592,975
       1,000,000  CO St Edl & Cultural Facs Auth Rev Ref Regis Univ
                     Proj ..............................................        5.00%        10/01/32          1,179,310
         605,000  CO St Hlth Facs Auth Rev Ref Covenant Retirement
                     Cmntys, Ser A .....................................        5.00%        12/01/27            707,263
         500,000  CO St Hlth Facs Auth Rev Ref Covenant Retirement
                     Cmntys, Ser A .....................................        5.00%        12/01/33            565,530
         120,000  CO St Hlth Facs Auth Rev Vail Valley Med Ctr Proj ....        5.00%        01/15/24            147,694


                     See Notes to Portfolio of Investments

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2016 (UNAUDITED)

   PRINCIPAL                                                                  STATED          STATED
     VALUE                             DESCRIPTION                            COUPON         MATURITY         VALUE
----------------  ------------------------------------------------------  ---------------  ------------  ---------------
MUNICIPAL BONDS (CONTINUED)

                  COLORADO (CONTINUED)
$        500,000  Copperleaf CO Met Dist #2 Ref (b).....................        5.25%        12/01/30    $       533,905
       1,000,000  Denver City & Cnty CO Arpt Rev Sys, Ser B ............        4.00%        11/15/31          1,110,030
          55,000  E-470 CO Pub Highway Auth Capital Appreciation Sr,
                     Ser B, NATL-RE ....................................         (c)         09/01/22             49,593
         250,000  Harvest Junction CO Met Dist Ref & Impt ..............        5.00%        12/01/30            273,932
          60,000  Harvest Junction CO Met Dist Ref & Impt ..............        5.38%        12/01/37             65,727
         500,000  Leyden Rock Met Dist #10, Ser A (b) ..................        4.00%        12/01/25            502,650
         200,000  Park Creek CO Met Dist Rev Ref Sr Ltd Property Tax
                     Supported, Ser A ..................................        5.00%        12/01/29            242,662
         500,000  Park Creek CO Met Dist Rev Ref Sr Ltd Property Tax
                     Supported, Ser A ..................................        5.00%        12/01/34            595,160
         160,000  Pub Auth For CO St Energy Nat Gas Purchase Rev .......        6.13%        11/15/23            199,723
       1,000,000  Sierra Ridge Met Dist No 2 CO Sr, Ser A (b) ..........        5.50%        12/01/46          1,061,610
         500,000  Sterling Ranch Cmnty Auth Brd CO Supported Rev,
                     Ser A (b) .........................................        5.50%        12/01/35            510,530
                                                                                                         ---------------
                                                                                                               8,338,294
                                                                                                         ---------------

                  CONNECTICUT - 1.3%
         500,000  CT St Hlth & Edl Facs Auth Rev Temps Church Home of
                     Hartford Inc Proj, Ser B1 (a) .....................        3.25%        09/01/21            504,290
         500,000  CT St Hlth & Edl Facs Auth Rev Temps Church Home of
                     Hartford Inc Proj, Ser B2 (a) .....................        2.88%        09/01/20            502,930
                                                                                                         ---------------
                                                                                                               1,007,220
                                                                                                         ---------------

                  DELAWARE - 0.7%
         500,000  DE St Econ Dev Auth Rev Chrt Sch Aspira Chrt, Ser A .          5.00%       06/01/36            547,080
                                                                                                         ---------------

                  FLORIDA - 4.1%
         225,000  Belle Isle FL Chrt Sch Lease Rev Cornerstone Chrt
                     Academy & Cornerstone Chrt High Sch ...............        5.50%        10/01/22            251,584
         500,000  Bexley CDD FL Spl Assmt Rev ..........................        4.10%        05/01/26            511,280
         605,000  Broward Cnty FL Fuel Sys Rev Ft Lauderdale Fuel Facs,
                     Ser A, AGM, AMT ...................................        5.00%        04/01/22            711,595
         250,000  Citizens Property Insurance Corp. FL, Ser A-1 ........        5.00%        06/01/22            299,170
          25,000  Escambia Cnty FL Hlth Facs Auth Baptist Hosp Inc.
                     Proj, Ser A .......................................        5.00%        08/15/19             27,593
         280,000  Escambia Cnty FL Hlth Facs Auth Baptist Hosp Inc.
                     Proj, Ser A .......................................        5.50%        08/15/24            322,249
         600,000  Harmony FL CDD Capital Impt Rev Ref, Ser 2015 ........        4.75%        05/01/25            617,460


                     See Notes to Portfolio of Investments

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2016 (UNAUDITED)

   PRINCIPAL                                                                  STATED          STATED
     VALUE                             DESCRIPTION                            COUPON         MATURITY         VALUE
----------------  ------------------------------------------------------  ---------------  ------------  ---------------
MUNICIPAL BONDS (CONTINUED)

                  FLORIDA (CONTINUED)
$         50,000  Hollywood FL Cmnty Redev Agy Redev Rev Ref ...........        5.00%        03/01/23    $        59,507
         220,000  Palm Beach Cnty FL Hlth Facs Auth Acts Retirement
                     Life Cmntys .......................................        5.50%        11/15/33            262,629
         100,000  UCF Stadium Corp FL Rev Ref, Ser A ...................        5.00%        03/01/24            123,049
                                                                                                         ---------------
                                                                                                               3,186,116
                                                                                                         ---------------

                  GEORGIA - 1.3%
         315,000  East Point GA Tax Allocation Ref .....................        5.00%        08/01/21            359,223
         560,000  Priv Clgs & Univs Auth GA Mercer Univ Proj, Ser C ....        5.25%        10/01/27            660,369
                                                                                                         ---------------
                                                                                                               1,019,592
                                                                                                         ---------------

                  GUAM - 0.5%
         325,000  Guam Power Auth Rev Ref, Ser A, AGM ..................        5.00%        10/01/20            372,187
                                                                                                         ---------------

                  HAWAII - 0.4%
         170,000  HI St Dept of Budget & Fin Spl Purpose Rev Ref HI
                     Pacific Hlth Oblig Group, Ser B ...................        5.00%        07/01/30            197,756
         110,000  HI St Pacific Hlth Spl Purpose Rev, Ser B ............        5.63%        07/01/30            127,855
                                                                                                         ---------------
                                                                                                                 325,611
                                                                                                         ---------------

                  IDAHO - 0.7%
         500,000  ID St Hlth Facs Auth Rev Trinity Hlth Ref, Ser D .....        5.00%        12/01/33            586,620
                                                                                                         ---------------

                  ILLINOIS - 4.0%
         100,000  Chicago IL Ref Projs, Ser A ..........................        5.00%        01/01/24            102,898
          25,000  Chicago IL Ref, Ser C ................................        4.00%        01/01/22             25,193
         500,000  Chicago IL Ref, Ser C ................................        5.00%        01/01/25            520,880
         285,000  Chicago IL Ref, Ser C, CABS ..........................         (c)         01/01/22            221,066
         100,000  IL St Fin Auth Rev Centegra Hlth Sys .................        5.00%        09/01/18            107,133
         145,000  IL St Fin Auth Rev Centegra Hlth Sys, Ser A ..........        5.00%        09/01/22            171,966
          25,000  IL St Fin Auth Rev Central Dupage Hlth ...............        5.00%        11/01/27             28,107
       1,000,000  IL St Fin Auth Rev Ref Christian Homes Inc ...........        5.00%        05/15/36          1,133,950
          15,000  IL St Fin Auth Rev Ref Lutheran Hillside Village .....        5.13%        02/01/26             15,324
         500,000  IL St Fin Auth Rev Ref Plymouth Place ................        5.00%        05/15/25            563,110
         200,000  Springfield IL Elec Rev Ref Sr Lien ..................        5.00%        03/01/23            242,850
                                                                                                         ---------------
                                                                                                               3,132,477
                                                                                                         ---------------

                  INDIANA - 1.6%
         450,000  IN St Fin Auth Rev BHI Sr Living .....................        5.50%        11/15/26            530,312
         110,000  IN St Fin Auth Rev BHI Sr Living .....................        5.50%        11/15/31            126,174


                     See Notes to Portfolio of Investments

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2016 (UNAUDITED)

   PRINCIPAL                                                                  STATED          STATED
     VALUE                             DESCRIPTION                            COUPON         MATURITY         VALUE
----------------  ------------------------------------------------------  ---------------  ------------  ---------------
MUNICIPAL BONDS (CONTINUED)

                  INDIANA (CONTINUED)
$        460,000  IN St Fin Auth Rev Greencroft Oblig Group, Ser A .....        5.75%        11/15/28    $       524,423
          40,000  IN St Fin Auth Rev Greencroft Oblig Group, Ser A .....        6.00%        11/15/28             46,378
                                                                                                         ---------------
                                                                                                               1,227,287
                                                                                                         ---------------

                  KANSAS - 0.6%
         500,000  Wichita KS Hlth Care Facs Rev KS Masonic Home,
                     Ser II-A ..........................................        4.25%        12/01/24            503,465
                                                                                                         ---------------

                  KENTUCKY - 0.5%
         300,000  KY St Muni Pwr Agy Pwr Sys Rev Ref, Ser A, NATL-RE ...        5.00%        09/01/22            355,410
          50,000  Russell KY Rev Bon Secours Hlth Sys ..................        5.00%        11/01/22             60,693
                                                                                                         ---------------
                                                                                                                 416,103
                                                                                                         ---------------

                  LOUISIANA - 4.8%
       1,000,000  LA St Pub Facs Auth Hosp Rev Ref Lafayette General
                     Hlth Sys Proj, Ser A ..............................        5.00%        11/01/35          1,178,950
         390,000  LA Stadium & Exposition Dist LA Ref Sr, Ser A ........        5.00%        07/01/30            460,746
         380,000  LA Stadium & Exposition Dist LA Ref Sr, Ser A ........        5.00%        07/01/31            448,130
       1,000,000  Monroe LA Spl Sch Dist ...............................        4.00%        03/01/34          1,102,220
         100,000  New Orleans LA Ref ...................................        5.00%        12/01/24            125,964
         400,000  New Orleans LA Sewage Svc Rev Ref ....................        5.00%        06/01/22            475,868
                                                                                                         ---------------
                                                                                                               3,791,878
                                                                                                         ---------------

                  MAINE - 1.0%
         690,000  ME St Hlth & Hgr Edl Facs Auth Rev Estrn ME Med Ctr
                     Oblig Grp .........................................        5.00%        07/01/33            782,446
                                                                                                         ---------------

                  MARYLAND - 1.0%
         220,000  MD St Econ Dev Corp Econ Dev Rev Transn Facs Proj,
                     Ser A .............................................        5.38%        06/01/25            248,090
         500,000  Prince Georges Cnty MD Rev Auth Spl Oblig Suitland
                     Naylor Road Proj ..................................        5.00%        07/01/46            526,440
                                                                                                         ---------------
                                                                                                                 774,530
                                                                                                         ---------------

                  MICHIGAN - 2.3%
         890,000  MI St Fin Auth Ltd Oblig Rev Ref College for Creative
                     Studies Proj ......................................        5.00%        12/01/25          1,022,681
         100,000  MI St Fin Auth Rev Detroit Sch Dist ..................        5.50%        06/01/21            106,366
         500,000  MI St Fin Auth Rev Ref Local Govt Loan Program,
                     Ser F1 ............................................        3.80%        10/01/22            546,150
         125,000  MI St Fin Auth Rev Ref Local Govt Loan Program,
                     Ser F1 ............................................        3.88%        10/01/23            137,754
                                                                                                         ---------------
                                                                                                               1,812,951
                                                                                                         ---------------


                     See Notes to Portfolio of Investments

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2016 (UNAUDITED)

   PRINCIPAL                                                                  STATED          STATED
     VALUE                             DESCRIPTION                            COUPON         MATURITY         VALUE
----------------  ------------------------------------------------------  ---------------  ------------  ---------------
MUNICIPAL BONDS (CONTINUED)

                  MINNESOTA - 0.5%
$        125,000  Minneapolis MN Rev YMCA Gtr Twin Cities Proj .........        4.00%        06/01/30    $       141,361
         250,000  Minneapolis MN Student Hsg Rev Riverton Cmnty Hsg
                     Proj Ref ..........................................        3.50%        08/01/20            254,578
                                                                                                         ---------------
                                                                                                                 395,939
                                                                                                         ---------------

                  MISSISSIPPI - 2.2%
         535,000  D'lberville MS Tax Increment Ltd Oblig Ref Gulf Coast
                     Promenade Proj ....................................        5.00%        04/01/33            595,610
          60,000  MS St Dev Bank Spl Oblig Magnolia Regl Hlth Ctr Proj,
                     Ser A .............................................        5.00%        10/01/20             66,644
         615,000  MS St Dev Bank Spl Oblig Magnolia Regl Hlth Ctr Proj,
                     Ser A .............................................        6.00%        10/01/24            726,106
          10,000  MS St Dev Bank Spl Oblig Magnolia Regl Hlth Ctr Proj,
                     Ser A .............................................        6.25%        10/01/26             11,906
         250,000  MS St Dev Bank Spl Oblig Ref Muni Energy Agy of MS
                     Pwr Supply, Ser A, AGM ............................        5.00%        03/01/22            292,705
                                                                                                         ---------------
                                                                                                               1,692,971
                                                                                                         ---------------

                  MISSOURI - 3.3%
         500,000  Kansas City MO Indl Dev Auth Sales Tax Rev Ref,
                     Ser A (a) .........................................        4.25%        04/01/26            499,975
         500,000  MO St Dev Fin Brd Infrastructure Facs Rev Ref
                     Independence MO Centerpoint Proj, Ser B ...........        5.00%        04/01/28            588,270
         200,000  MO St Hlth & Edl Facs Auth Edl Facs Rev St Louis Clg
                     Pharmacy, Ser B ...................................        5.00%        05/01/30            229,084
          10,000  MO St Hlth & Edl Facs Auth Lutheran Sr Svcs ..........        5.00%        02/01/23             11,980
         600,000  MO St Hlth & Edl Facs Auth Sr Living Facs
                     Lutheran Sr .......................................        5.38%        02/01/35            661,182
         600,000  St Louis Cnty MO Indl Dev Auth Ref Nazareth Living
                     Ctr Proj, Ser A ...................................        4.00%        08/15/20            614,136
                                                                                                         ---------------
                                                                                                               2,604,627
                                                                                                         ---------------

                  NEBRASKA - 1.8%
       1,245,000  Central Plains Energy Proj NE Gas Proj Rev Proj #3 ...        5.00%        09/01/27          1,446,130
                                                                                                         ---------------

                  NEVADA - 0.7%
         480,000  Las Vegas NV Spl Impt Dist #808 & #810 Ref ...........        5.00%        06/01/22            534,763
                                                                                                         ---------------

                  NEW JERSEY - 3.0%
         500,000  NJ St Econ Dev Auth Ref, Ser A, BAM ..................        5.00%        06/15/23            597,200
         125,000  NJ St Hlth Care Facs Fing Auth Rev Ref Barnabas Hlth,
                     Ser A .............................................        4.63%        07/01/23            141,525
         600,000  NJ St Transit Corp, Ser A, GAN .......................        5.00%        09/15/21            681,174
         525,000  NJ St Transprtn Trust Fund Auth Transn Sys, Ser D ....        5.25%        12/15/23            614,639


                     See Notes to Portfolio of Investments

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2016 (UNAUDITED)

   PRINCIPAL                                                                  STATED          STATED
     VALUE                             DESCRIPTION                            COUPON         MATURITY         VALUE
----------------  ------------------------------------------------------  ---------------  ------------  ---------------
MUNICIPAL BONDS (CONTINUED)

                  NEW JERSEY (CONTINUED)
$        230,000  NJ St Turnpike Auth, Ser A ...........................        5.00%        01/01/32    $       280,816
                                                                                                         ---------------
                                                                                                               2,315,354
                                                                                                         ---------------

                  NEW YORK - 1.3%
         100,000  Buffalo & Erie Cnty NY Indl Land Dev Corp Rev Ref
                     Orchard Park ......................................        5.00%        11/15/22            116,472
         115,000  Buffalo & Erie Cnty NY Indl Land Dev Corp Rev Ref
                     Orchard Park ......................................        5.00%        11/15/24            136,955
          85,000  NY St Dorm Auth Revs Non St Supported Debt Unrefunded
                     Pace Univ, Ser A ..................................        5.00%        05/01/23            100,014
         500,000  NY St Transprtn Dev Corp Spl Fac Rev Ref American
                     Airlines Inc John F Kennedy Intl Arpt Proj, AMT ...        5.00%        08/01/26            555,125
          15,000  Suffolk Cnty NY Econ Dev Corp Rev Prerefunded Catholic
                     Hlth Svcs Long Island Oblig Grp Proj ..............        5.00%        07/01/28             17,916
          85,000  Suffolk Cnty NY Econ Dev Corp Rev Unrefunded Catholic
                     Hlth Svcs Long Island Oblig Grp Proj ..............        5.00%        07/01/28             95,935
                                                                                                         ---------------
                                                                                                               1,022,417
                                                                                                         ---------------
                  NORTH CAROLINA - 1.4%
         900,000  NC St Capital Facs Fin Agy Student Rev Ref Hsg NC A&T
                     Univ Fndtn Proj, Ser A, AGM .......................        5.00%        06/01/26          1,090,710
                                                                                                         ---------------

                  NORTH DAKOTA - 1.7%
         225,000  Burleigh Cnty ND Hlth Care Rev St Alexius Med Ctr
                     Proj, Ser A .......................................        5.00%        07/01/22            267,788
       1,000,000  Mandan ND Park Facs Sales Tax Rev, Ser A .............        4.00%        09/01/34          1,075,710
                                                                                                         ---------------
                                                                                                               1,343,498
                                                                                                         ---------------

                  OHIO - 1.4%
         700,000  Hamilton Cnty OH Hlth Care Facs Rev Christ Hosp
                     Proj ..............................................        5.25%        06/01/27            821,177
         230,000  Southeastern OH Port Auth Hosp Facs Rev Ref Mem
                     Hlth Sys ..........................................        5.00%        12/01/23            260,535
                                                                                                         ---------------
                                                                                                               1,081,712
                                                                                                         ---------------

                  OKLAHOMA - 0.1%
         100,000  Tulsa OK Arpts Impt Trust Ref, Ser D, BAM ............        5.00%        06/01/28            113,731
                                                                                                         ---------------

                  OREGON - 0.7%
         275,000  Multnomah Cnty OR Hosp Facs Auth Rev Ref Terwilliger
                     Plaza .............................................        5.00%        12/01/20            317,430
         200,000  Multnomah Cnty OR Hosp Facs Auth Rev Ref Terwilliger
                     Plaza Inc .........................................        5.00%        12/01/24            247,194
                                                                                                         ---------------
                                                                                                                 564,624
                                                                                                         ---------------


                     See Notes to Portfolio of Investments

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2016 (UNAUDITED)

   PRINCIPAL                                                                  STATED          STATED
     VALUE                             DESCRIPTION                            COUPON         MATURITY         VALUE
----------------  ------------------------------------------------------  ---------------  ------------  ---------------
MUNICIPAL BONDS (CONTINUED)

                  PENNSYLVANIA - 4.3%
$        500,000  Beaver Cnty PA Indl Dev Auth Ref Firstenergy Nuclear,
                     Ser B (d) .........................................        3.50%        06/01/20    $       497,855
         500,000  Chester Cnty PA Indl Dev Auth Renaissance Academy
                     Chrt Sch ..........................................        5.00%        10/01/34            555,445
         500,000  Middletown PA Sch Dist, Ser A ........................        5.00%        03/01/28            594,180
          50,000  Montgomery Cnty PA Indl Dev Auth Acts Retirement Life
                     Cmntys Ref ........................................        5.00%        11/15/29             57,709
         500,000  Philadelphia PA Ref, Ser A ...........................        5.25%        07/15/28            612,725
         500,000  Philadelphia PA, Ser B ...............................        5.00%        08/01/23            603,615
         405,000  Southcentral PA General Auth Rev Ref Hanover Hosp
                     Inc ...............................................        5.00%        12/01/23            484,676
                                                                                                         ---------------
                                                                                                               3,406,205
                                                                                                         ---------------

                  SOUTH CAROLINA - 4.5%
         250,000  Lancaster Cnty SC Assmt Rev Ref Walnut Creek Impt
                     Dist, Ser A-1 .....................................        3.13%        12/01/22            254,675
         745,000  Piedmont SC Muni Power Agy Elec Rev Ref, Ser A-3 .....        5.00%        01/01/23            856,914
          30,000  SC St Jobs Econ Dev Auth Hosp Rev Ref Palmetto Hlth,
                     Ser A .............................................        5.00%        08/01/23             36,392
         150,000  SC St Jobs Econ Dev Auth Hosp Rev Ref Palmetto Hlth,
                     Ser A, AGM ........................................        5.50%        08/01/24            180,289
       1,285,000  SC St Pub Svc Auth Rev Ref Obligs, Ser B .............        5.00%        12/01/32          1,546,485
         500,000  Scago SC Edl Facs Corp For Pickens Sch Dist Ref ......        5.00%        12/01/29            611,755
                                                                                                         ---------------
                                                                                                               3,486,510
                                                                                                         ---------------

                  SOUTH DAKOTA - 0.0%
          30,000  SD St Hlth & Edl Facs Auth Avera Hlth, Ser B ........         5.50%        07/01/35             32,489
                                                                                                         ---------------

                  TENNESSEE - 2.0%
         325,000  Chattanooga TN Hlth Edl & Hsg Fac Brd Rev Ref-Student
                     Hsg Cdfi Phase I ..................................        5.00%        10/01/23            395,551
         600,000  Memphis Shelby Cnty TN Arpt Auth Arpt Rev Ref, Ser B,
                     AMT ...............................................        5.75%        07/01/23            692,052
         250,000  Met Govt Nashville & Davidson Cnty TN Hlth & Edl Facs
                     Brd Vanderbilt Univ Med Ctr, Ser A ................        5.00%        07/01/40            301,392
         120,000  TN St Energy Acquisition Corp Gas Rev, Ser A .........        5.25%        09/01/22            144,730
                                                                                                         ---------------
                                                                                                               1,533,725
                                                                                                         ---------------

                  TEXAS - 12.9%
         325,000  Arlington TX Hgr Ed Fin Corp Ed Rev Ref Uplift Ed,
                     Ser A .............................................        5.00%        12/01/36            382,662
         600,000  Brd of Managers TX Joint Guadalupe Cnty City of
                     Seguin Hosp Mtg Ref ...............................        5.00%        12/01/24            687,348


                     See Notes to Portfolio of Investments

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2016 (UNAUDITED)

   PRINCIPAL                                                                  STATED          STATED
     VALUE                             DESCRIPTION                            COUPON         MATURITY         VALUE
----------------  ------------------------------------------------------  ---------------  ------------  ---------------
MUNICIPAL BONDS (CONTINUED)

                  TEXAS (CONTINUED)
$        550,000  Central TX Regl Mobility Auth Rev Ref Sub Lien .......        5.00%        01/01/33    $       643,395
         500,000  Cinco Southwest TX Muni Utility Dist #1 Contract Rev
                     Ref, BAM ..........................................        4.00%        12/01/30            546,765
         600,000  Flower Mound TX Spl Assmt Rev River Walk Pub Impt
                     Dist #1 ...........................................        6.13%        09/01/28            634,044
         500,000  Houston TX Arpt Sys Rev Ref United Airls Inc
                     Terminal E Proj, AMT ..............................        4.50%        07/01/20            548,175
         530,000  Love Field TX Arpt Modernization Corp Spl Facs Rev
                     Southwest Airls Co Proj ...........................        5.00%        11/01/28            610,279
         500,000  Lower Colorado River TX Auth Rev Unrefunded Ref,
                     Ser B .............................................        5.00%        05/15/32            586,295
         500,000  Mission TX Econ Dev Corp Rev Sr Lien Nat Gasoline
                     Proj, Ser B, AMT (e) ..............................        5.75%        10/01/31            535,040
         290,000  New Hope Cultural Ed Facs Fin Corp TX Retirement Fac
                     Rev Wesleyan Homes Inc Proj .......................        5.00%        01/01/24            315,419
       1,000,000  New Hope Cultural Ed Facs Fin Corp TX Sr Living Rev
                     Cardinal Bay Inc Vlg On The Park Carriage Inn Proj,
                     Ser A-1 ...........................................        5.00%        07/01/46          1,173,160
         135,000  New Hope Cultural Ed Facs Fin Corp TX Student Hsg Rev
                     Chf Collegiate Hsg Corpus Christi II A&M Univ,
                     Ser A .............................................        5.00%        04/01/36            156,879
         100,000  New Hope Cultural Ed Facs Fin Corp TX Student Hsg Rev
                     Chf Collegiate Hsg Corpus Christi I LLC TX A&M
                     Univ ..............................................        5.00%        04/01/39            114,552
         500,000  New Hope Cultural Ed Facs Fin Corp TX Student Hsg Rev
                     Chf Collegiate Hsg Galveston I LLC TX A&M Univ
                     Galveston .........................................        5.00%        04/01/22            579,895
          25,000  New Hope Cultural Ed Facs Fin Corp TX Student Hsg Rev
                     Chf Stephenville-Tarleton St Univ Proj, Ser A .....        4.25%        04/01/22             27,996
         495,000  Red River TX Hlth Facs Dev Corp Retirement Fac Rev
                     MRC Crestview, Ser A ..............................        7.75%        11/15/31            581,798
         600,000  TX St Muni Gas Acquisition & Supply Corp III Gas
                     Supply Rev ........................................        5.00%        12/15/24            715,794
         500,000  TX St Muni Gas Acquisition & Supply Corp lII Gas
                     Supply Rev ........................................        5.00%        12/15/30            577,915
         500,000  Viridian TX Muni Mgmt Dist Ref Util Impt, BAM ........        6.00%        12/01/26            662,175
                                                                                                         ---------------
                                                                                                              10,079,586
                                                                                                         ---------------

                  UTAH - 0.7%
         500,000  UT St Chrt Sch Fin Auth Chrt Sch Rev Spectrum Academy
                     Proj (a) ..........................................        6.00%        04/15/45            529,805
                                                                                                         ---------------


                     See Notes to Portfolio of Investments

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2016 (UNAUDITED)

   PRINCIPAL                                                                  STATED          STATED
     VALUE                             DESCRIPTION                            COUPON         MATURITY         VALUE
----------------  ------------------------------------------------------  ---------------  ------------  ---------------
MUNICIPAL BONDS (CONTINUED)

                  VERMONT - 0.8%
$        550,000  Burlington VT Ref Cops Lakeview Garage Project, Ser A,
                     COP ...............................................        5.00%        12/01/24    $       644,655
                                                                                                         ---------------

                  WASHINGTON - 1.0%
         155,000  Mason Cnty WA Pub Utility Dist #1 Sys ................        3.50%        12/01/21            167,425
         110,000  Skagit Cnty WA Pub Hosp Dist #1 Ref & Impt, Ser A ....        5.00%        12/01/22            126,207
         165,000  Skagit Cnty WA Pub Hosp Dist #1 Skagit Valley Hosp ...        5.00%        12/01/20            183,318
         250,000  Tobacco Settlement Auth WA Tobacco Settlement Rev
                     Ref ...............................................        5.00%        06/01/23            301,355
          35,000  WA St Hsg Fin Commission Ref Emerald Heights Proj ....        5.00%        07/01/22             41,817
                                                                                                         ---------------
                                                                                                                 820,122
                                                                                                         ---------------

                  WISCONSIN - 4.5%
       1,000,000  Pub Fin Auth WI Exempt Facs Rev Ref Celanese Proj,
                     Ser B, AMT ........................................        5.00%        12/01/25          1,174,080
         500,000  WI St Hlth & Edl Facs Auth Rev Ref Marquette Univ ....        5.00%        10/01/28            592,900
       1,175,000  WI St Hlth & Edl Facs Auth Rev Ref Prohealth Care
                     Oblig Group .......................................        5.00%        08/15/31          1,400,776
         175,000  WI St Hlth & Edl Facs Auth Rev Ref Prohealth Care
                     Oblig Group .......................................        5.00%        08/15/33            207,221
         100,000  WI St Hlth & Edl Facs Auth Rev Ref St Johns Cmntys
                     Inc, Ser B ........................................        4.00%        09/15/23            111,765
                                                                                                         ---------------
                                                                                                               3,486,742
                                                                                                         ---------------

                  WYOMING - 0.1%
          50,000  WY Cmnty Dev Auth Student Hsg Rev Chf Wyoming LLC ....        6.25%        07/01/31             56,830
                                                                                                         ---------------

                  TOTAL INVESTMENTS - 94.1%............................................................       73,703,758
                  (Cost $70,516,154) (f)

                  NET OTHER ASSETS AND LIABILITIES - 5.9%..............................................        4,636,531
                                                                                                         ---------------
                  NET ASSETS - 100.0%..................................................................  $    78,340,289
                                                                                                         ===============

-----------------------------
(a) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. ("First Trust"), the Fund's advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. At July 31, 2016, securities noted as such amounted to $4,574,479 or 5.8% of net assets.

(b) Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by First Trust.


                     See Notes to Portfolio of Investments

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2016 (UNAUDITED)

(c)   Zero coupon bond.

(d) Security has a mandatory put by the holder. Maturity date reflects such put.

(e) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Note 2C - Restricted Securities in the Notes to Portfolio of Investments).

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of July 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,192,057 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $4,453.

    AGM     Assured Guaranty Municipal Corp.
    AMT     Alternative Minimum Tax
    BAM     Building America Mutual
   CABS     Capital Appreciation Bonds
    COP     Certificates of Participation
    GAN     Grant Anticipation Notes
NATL-RE     National Public Finance Guarantee Corp.

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of July 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                  LEVEL 2       LEVEL 3
                                                       TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                                      VALUE AT       QUOTED      OBSERVABLE   UNOBSERVABLE
                                                     7/31/2016       PRICES        INPUTS        INPUTS
                                                    ------------  ------------  ------------  ------------
Municipal Bonds*..................................  $ 73,703,758  $         --  $ 73,703,758  $         --
                                                    ============  ============  ============  ============

* See Portfolio of Investments for state breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at July 31, 2016.


                     See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

                    FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
                           JULY 31, 2016 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund III (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust consists of eight funds that are currently offering shares. This report covers the First Trust Managed Municipal ETF (the "Fund"), a non-diversified series of the Trust, which trades under the ticker FMB on The Nasdaq Stock Market LLC.

The Fund, which is an investment company within the scope of Financial Accounting Standards Board ("FASB") Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Municipal securities and other debt securities are fair valued on the basis of fair valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;

            2)    reported trades;

            3)    broker/dealer quotes;

            4)    issuer spreads;

            5)    benchmark securities;

            6)    bids and offers; and

            7)    reference data including market research publications.

      Fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1) the credit conditions in the relevant market and changes thereto;

            2) the liquidity conditions in the relevant market and changes thereto;

            3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

            4) issuer-specific conditions (such as significant credit deterioration); and

            5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the "1933 Act") for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's

                    FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
                           JULY 31, 2016 (UNAUDITED)

fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

       1)   the fundamental business data relating to the issuer;

       2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

       3)   the type, size and cost of security;

       4)   the financial statements of the issuer;

       5) the credit quality and cash flow of the issuer, based on the Advisor's or external analysis;

       6) the information as to any transactions in or offers for the security;

       7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;

       8)   the coupon payments;

       9) the quality, value and salability of collateral, if any, securing the security; and

      10)   other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of July 31, 2016, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. RESTRICTED SECURITIES

The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of July 31, 2016, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid pursuant to procedures adopted by the Fund's Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.

                                          ACQUISITION   PRINCIPAL                 CARRYING                % OF NET
SECURITY                                     DATE      VALUE/SHARES    PRICE        COST        VALUE      ASSETS
----------------------------------------  -----------  ------------  ----------  -----------  ----------  ---------
Mission TX Econ Dev Corp Rev Sr Lien Nat
   Gasoline Proj, Ser B                     04/28/16    $ 500,000       107       $ 478,034    $ 535,040     0.68%

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
PORTFOLIO OF INVESTMENTS
JULY 31, 2016 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS - 88.0%

                 AEROSPACE & DEFENSE - 3.0%
         12,520  Boeing (The) Co. (a)................................................  $     1,673,423
          4,557  Huntington Ingalls Industries, Inc. (a).............................          786,447
         11,371  National Presto Industries, Inc. ...................................        1,018,160
                                                                                       ---------------
                                                                                             3,478,030
                                                                                       ---------------

                 AIR FREIGHT & LOGISTICS - 0.3%
          7,400  Expeditors International of Washington, Inc. .......................          365,782
                                                                                       ---------------

                 AIRLINES - 2.9%
         13,570  Alaska Air Group, Inc. .............................................          912,175
          2,974  Allegiant Travel Co. ...............................................          385,936
         21,297  American Airlines Group, Inc. ......................................          756,044
         28,402  JetBlue Airways Corp. (b)...........................................          520,609
         16,754  United Continental Holdings, Inc. (b)...............................          785,595
                                                                                       ---------------
                                                                                             3,360,359
                                                                                       ---------------

                 AUTO COMPONENTS - 0.8%
          8,406  Lear Corp. .........................................................          953,661
                                                                                       ---------------

                 BANKS - 0.6%
         20,597  CIT Group, Inc. ....................................................          711,832
                                                                                       ---------------

                 BIOTECHNOLOGY - 3.9%
          6,105  AbbVie, Inc. .......................................................          404,334
         11,319  Amgen, Inc. (a).....................................................        1,947,208
          2,373  Biogen Idec, Inc. (b)...............................................          688,004
         20,090  Gilead Sciences, Inc. (a)...........................................        1,596,552
                                                                                       ---------------
                                                                                             4,636,098
                                                                                       ---------------

                 BUILDING PRODUCTS - 0.4%
         11,938  Masco Corp. ........................................................          435,498
                                                                                       ---------------

                 CHEMICALS - 2.8%
         31,391  Dow Chemical (The) Co. (a)..........................................        1,684,755
         14,995  GCP Applied Technologies, Inc. (b)..................................          412,812
         11,159  Innospec, Inc. .....................................................          560,963
          4,195  LyondellBasell Industries NV (a)....................................          315,716
          4,517  WR Grace & Co. .....................................................          338,188
                                                                                       ---------------
                                                                                             3,312,434
                                                                                       ---------------

                 COMMERCIAL SERVICES & SUPPLIES - 2.1%
         47,392  Republic Services, Inc. (a).........................................        2,429,314
                                                                                       ---------------

                 COMMUNICATIONS EQUIPMENT - 0.4%
          3,370  F5 Networks, Inc. (b)...............................................          415,925
                                                                                       ---------------

                 CONSTRUCTION & ENGINEERING - 0.6%
         14,804  Argan, Inc. ........................................................          682,909
                                                                                       ---------------

                 CONSUMER FINANCE - 2.1%
         33,970  Ally Financial, Inc. ...............................................          612,819


                     See Notes to Portfolio of Investments

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2016 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                 CONSUMER FINANCE (CONTINUED)
         27,612  Capital One Financial Corp. (a).....................................  $     1,852,213
                                                                                       ---------------
                                                                                             2,465,032
                                                                                       ---------------

                 CONTAINERS & PACKAGING - 1.2%
          8,635  Bemis Co., Inc. ....................................................          440,730
         11,348  International Paper Co. ............................................          519,852
          5,424  Packaging Corp. of America .........................................          405,119
                                                                                       ---------------
                                                                                             1,365,701
                                                                                       ---------------

                 DIVERSIFIED CONSUMER SERVICES - 0.3%
         14,874  Service Corp. International/US .....................................          412,307
                                                                                       ---------------

                 DIVERSIFIED TELECOMMUNICATION SERVICES - 5.0%
         13,607  ATN International, Inc. ............................................        1,000,387
         76,148  Centurylink, Inc. ..................................................        2,394,093
         44,566  Verizon Communications, Inc. .......................................        2,469,402
                                                                                       ---------------
                                                                                             5,863,882
                                                                                       ---------------

                 ELECTRICAL EQUIPMENT - 0.8%
         17,704  Emerson Electric Co. ...............................................          989,654
                                                                                       ---------------

                 ENERGY EQUIPMENT & SERVICES - 2.7%
         14,267  Diamond Offshore Drilling, Inc. ....................................          324,146
          7,439  Helmerich & Payne, Inc. ............................................          460,995
         19,617  Patterson-UTI Energy, Inc. .........................................          380,374
        130,635  Rowan Cos., PLC, Class A ...........................................        1,990,877
                                                                                       ---------------
                                                                                             3,156,392
                                                                                       ---------------

                 FOOD & STAPLES RETAILING - 1.9%
         31,483  Wal-Mart Stores, Inc. (a)...........................................        2,297,314
                                                                                       ---------------

                 FOOD PRODUCTS - 1.3%
          2,753  JM Smucker (The) Co. ...............................................          424,403
          4,778  Post Holdings, Inc. (b).............................................          414,109
          8,907  Tyson Foods, Inc., Class A .........................................          655,555
                                                                                       ---------------
                                                                                             1,494,067
                                                                                       ---------------

                 HEALTH CARE EQUIPMENT & SUPPLIES - 0.5%
         15,099  Hologic, Inc. (b)...................................................          581,160
                                                                                       ---------------

                 HEALTH CARE PROVIDERS & SERVICES - 5.0%
         13,327  Aetna, Inc. ........................................................        1,535,404
          4,696  Amsurg Corp. (b)....................................................          352,247
         12,115  DaVita HealthCare Partners, Inc. (b)................................          939,397
         15,365  Express Scripts Holding Co. (a) (b).................................        1,168,815
         15,876  Quest Diagnostics, Inc. ............................................        1,371,051
          4,022  Universal Health Services, Inc. ....................................          520,970
                                                                                       ---------------
                                                                                             5,887,884
                                                                                       ---------------

                 HOTELS, RESTAURANTS & LEISURE - 2.0%
         24,034  Carnival Corp. .....................................................        1,122,868
         10,971  Darden Restaurants, Inc. ...........................................          675,375


                     See Notes to Portfolio of Investments

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2016 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                 HOTELS, RESTAURANTS & LEISURE (CONTINUED)
          5,100  McDonald's Corp. (a)................................................  $       600,015
                                                                                       ---------------
                                                                                             2,398,258
                                                                                       ---------------

                 HOUSEHOLD DURABLES - 1.2%
         15,510  Garmin Ltd. ........................................................          842,658
            326  NVR, Inc. (b).......................................................          555,830
                                                                                       ---------------
                                                                                             1,398,488
                                                                                       ---------------

                 HOUSEHOLD PRODUCTS - 1.3%
         17,772  Procter & Gamble (The) Co. (a)......................................        1,521,105
                                                                                       ---------------

                 INTERNET SOFTWARE & SERVICES - 4.1%
          2,869  Alphabet, Inc., Class A (a) (b).....................................        2,270,354
         65,360  eBay, Inc. (a) (b)..................................................        2,036,618
         14,737  Sohu.com, Inc. (b)..................................................          570,027
                                                                                       ---------------
                                                                                             4,876,999
                                                                                       ---------------

                 IT SERVICES - 1.8%
         14,970  CSG Systems International, Inc. ....................................          602,692
         17,504  Syntel, Inc. (b)....................................................          793,106
         35,660  Western Union Co. ..................................................          713,200
                                                                                       ---------------
                                                                                             2,108,998
                                                                                       ---------------

                 LIFE SCIENCES TOOLS & SERVICES - 0.4%
          5,554  ICON PLC (b)........................................................          431,379
                                                                                       ---------------

                 MACHINERY - 2.1%
          8,045  Cummins, Inc. (a)...................................................          987,685
         22,008  Manitowoc Foodservice, Inc. (b).....................................          403,627
          5,108  Parker Hannifin Corp. ..............................................          583,282
         21,477  Trinity Industries, Inc. ...........................................          498,481
                                                                                       ---------------
                                                                                             2,473,075
                                                                                       ---------------

                 MEDIA - 2.3%
         23,336  Discovery Communications, Inc. (a) (b)..............................          572,666
          8,608  Omnicom Group, Inc. ................................................          708,352
          8,855  Scripps Networks Interactive, Inc., Class A ........................          584,961
         33,497  Twenty-First Century Fox, Inc., Class A ............................          892,360
                                                                                       ---------------
                                                                                             2,758,339
                                                                                       ---------------

                 METALS & MINING - 1.7%
         18,608  Nucor Corp. ........................................................          998,133
          5,537  Reliance Steel & Aluminum Co. ......................................          434,322
         26,354  Ternium S.A., ADR (a)...............................................          572,146
                                                                                       ---------------
                                                                                             2,004,601
                                                                                       ---------------

                 MULTILINE RETAIL - 2.7%
         21,106  Kohl's Corp. .......................................................          877,799
         30,937  Target Corp. (a)....................................................        2,330,484
                                                                                       ---------------
                                                                                             3,208,283
                                                                                       ---------------


                     See Notes to Portfolio of Investments

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2016 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                 OIL, GAS & CONSUMABLE FUELS - 3.3%
         17,046  CVR Energy, Inc. ...................................................  $       252,281
         25,327  Exxon Mobil Corp. (a)...............................................        2,252,837
         12,568  PBF Energy, Inc. ...................................................          280,769
          4,964  Tesoro Corp. .......................................................          378,008
         13,685  Valero Energy Corp. (a).............................................          715,452
                                                                                       ---------------
                                                                                             3,879,347
                                                                                       ---------------

                 PHARMACEUTICALS - 5.5%
         22,145  Johnson & Johnson (a)...............................................        2,773,218
         34,342  Merck & Co., Inc. (a)...............................................        2,014,502
         44,686  Pfizer, Inc. .......................................................        1,648,467
                                                                                       ---------------
                                                                                             6,436,187
                                                                                       ---------------

                 PROFESSIONAL SERVICES - 0.4%
         13,405  Robert Half International, Inc. ....................................          489,819
                                                                                       ---------------

                 REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.9%
         52,566  RE/MAX Holdings, Inc., Class A .....................................        2,277,159
                                                                                       ---------------

                 ROAD & RAIL - 2.0%
          7,548  Norfolk Southern Corp. .............................................          677,659
         18,258  Union Pacific Corp. ................................................        1,698,907
                                                                                       ---------------
                                                                                             2,376,566
                                                                                       ---------------

                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.4%
         75,449  Intel Corp. (a).....................................................        2,630,152
         13,666  LAM Research Corp. .................................................        1,226,797
         10,840  MKS Instruments, Inc. ..............................................          495,171
         12,027  Tessera Technologies, Inc. .........................................          386,548
         23,339  Texas Instruments, Inc. (a).........................................        1,627,895
                                                                                       ---------------
                                                                                             6,366,563
                                                                                       ---------------

                 SOFTWARE - 1.5%
         52,716  CA, Inc. (a)........................................................        1,826,609
                                                                                       ---------------

                 SPECIALTY RETAIL - 4.5%
          1,744  AutoZone, Inc. (a) (b)..............................................        1,419,564
          7,461  Home Depot (The), Inc. (a)..........................................        1,031,409
         18,787  L Brands, Inc. .....................................................        1,388,359
          6,950  Ross Stores, Inc. ..................................................          429,719
         13,277  TJX (The) Cos., Inc. (a)............................................        1,084,996
                                                                                       ---------------
                                                                                             5,354,047
                                                                                       ---------------

                 TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 4.3%
         33,396  Apple, Inc. (a).....................................................        3,480,197
         30,466  HP, Inc. ...........................................................          426,829
         42,560  NetApp, Inc. .......................................................        1,121,456
                                                                                       ---------------
                                                                                             5,028,482
                                                                                       ---------------

                 TOBACCO - 0.6%
          5,527  Altria Group, Inc. .................................................          374,178


                     See Notes to Portfolio of Investments

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2016 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                 TOBACCO (CONTINUED)
          3,537  Philip Morris International, Inc. (a)...............................  $       354,620
                                                                                       ---------------
                                                                                               728,798
                                                                                       ---------------

                 TRADING COMPANIES & DISTRIBUTORS - 0.4%
          5,615  United Rentals, Inc. (b)............................................          447,347
                                                                                       ---------------
                 TOTAL COMMON STOCKS ................................................      103,685,684
                 (Cost $95,757,596)                                                    ---------------

REAL ESTATE INVESTMENT TRUSTS - 0.7%

                 REAL ESTATE INVESTMENT TRUSTS - 0.7%
         18,263  Empire State Realty Trust, Inc. ....................................          383,340
         22,531  Xenia Hotels & Resorts, Inc. .......................................          404,657
                                                                                       ---------------
                 TOTAL REAL ESTATE INVESTMENT TRUSTS ................................          787,997
                 (Cost $706,108)                                                       ---------------

MASTER LIMITED PARTNERSHIPS - 1.3%

                 GAS UTILITIES - 0.4%
          8,055  AmeriGas Partners, L.P. ............................................          401,864
                                                                                       ---------------

                 OIL, GAS & CONSUMABLE FUELS - 0.9%
          4,941  Buckeye Partners, L.P. (a)..........................................          356,049
          4,929  Magellan Midstream Partners, L.P. (a)...............................          359,127
          9,088  ONEOK Partners, L.P. ...............................................          365,610
                                                                                       ---------------
                                                                                             1,080,786
                                                                                       ---------------
                 TOTAL MASTER LIMITED PARTNERSHIPS ..................................        1,482,650
                 (Cost $1,294,615)                                                     ---------------

EXCHANGE-TRADED FUNDS - 9.4%

                 CAPITAL MARKETS - 9.4%
         18,195  iShares Core S&P Small-Cap ETF .....................................        2,219,972
         18,365  iShares Russell 2000 ETF ...........................................        2,223,818
         15,471  iShares Russell 2000 Growth ETF ....................................        2,250,721
         21,595  iShares Russell 2000 Value ETF .....................................        2,200,099
         18,092  Vanguard Small-Cap ETF .............................................        2,197,635
                                                                                       ---------------
                 TOTAL EXCHANGE-TRADED FUNDS ........................................       11,092,245
                 (Cost $10,045,543)                                                    ---------------

                 TOTAL INVESTMENTS - 99.4% ..........................................      117,048,576
                 (Cost $107,803,862) (c)                                               ---------------

COMMON STOCKS SOLD SHORT - (17.7%)

                 AUTO COMPONENTS - (0.1%)
         (2,529) Cooper Tire & Rubber Co. ...........................................          (83,432)
                                                                                       ---------------


                     See Notes to Portfolio of Investments

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2016 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS SOLD SHORT (CONTINUED)

                 BANKS - (0.8%)
        (31,727) F.N.B. Corp. .......................................................  $      (379,138)
         (2,547) Independent Bank Corp./Rockland ....................................         (127,885)
        (10,739) Sterling Bancorp/DE ................................................         (181,382)
         (6,686) Wells Fargo & Co. ..................................................         (320,727)
                                                                                       ---------------
                                                                                            (1,009,132)
                                                                                       ---------------

                 BEVERAGES - (0.7%)
         (8,897) Coca-Cola (The) Co. ................................................         (388,176)
         (3,900) PepsiCo, Inc. ......................................................         (424,788)
                                                                                       ---------------
                                                                                              (812,964)
                                                                                       ---------------

                 BIOTECHNOLOGY - (1.3%)
         (4,036) Cepheid (b).........................................................         (142,592)
        (10,500) Dynavax Technologies Corp. (b)......................................         (162,015)
        (58,581) ImmunoGen, Inc. (b).................................................         (162,855)
         (2,404) Ionis Pharmaceuticals, Inc. (b).....................................          (70,173)
        (12,286) Merrimack Pharmaceuticals, Inc. (b).................................          (71,259)
         (9,690) NewLink Genetics Corp. (b)..........................................         (102,520)
         (6,412) Ophthotech Corp. (b)................................................         (411,907)
        (10,381) Portola Pharmaceuticals, Inc. (b)...................................         (269,491)
           (206) Regeneron Pharmaceuticals, Inc. (b).................................          (87,574)
                                                                                       ---------------
                                                                                            (1,480,386)
                                                                                       ---------------

                 CAPITAL MARKETS - (0.2%)
         (4,224) State Street Corp. .................................................         (277,855)
                                                                                       ---------------

                 CHEMICALS - (0.7%)
         (2,282) Air Products & Chemicals, Inc. .....................................         (340,976)
         (3,211) Balchem Corp. ......................................................         (205,087)
         (2,745) Praxair, Inc. ......................................................         (319,902)
                                                                                       ---------------
                                                                                              (865,965)
                                                                                       ---------------

                 COMMERCIAL SERVICES & SUPPLIES - (1.2%)
         (9,416) ABM Industries, Inc. ...............................................         (350,369)
           (872) Cintas Corp. .......................................................          (93,540)
         (3,963) Matthews International Corp. .......................................         (238,216)
         (8,274) Pitney Bowes, Inc. .................................................         (159,771)
         (4,063) Stericycle, Inc. (b)................................................         (366,767)
         (3,440) Tetra Tech, Inc. ...................................................         (113,279)
         (1,990) Tyco International PLC .............................................          (90,684)
                                                                                       ---------------
                                                                                            (1,412,626)
                                                                                       ---------------

                 COMMUNICATIONS EQUIPMENT - (0.1%)
        (17,271) Viavi Solutions, Inc. (b)...........................................         (123,142)
                                                                                       ---------------

                 CONTAINERS & PACKAGING - (0.2%)
        (15,365) Graphic Packaging Holding Co. ......................................         (209,579)
                                                                                       ---------------

                 DIVERSIFIED CONSUMER SERVICES - (0.2%)
        (11,887) H&R Block, Inc. ....................................................         (282,792)
                                                                                       ---------------


                     See Notes to Portfolio of Investments

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2016 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS SOLD SHORT (CONTINUED)

                 DIVERSIFIED TELECOMMUNICATION SERVICES - (0.4%)
        (10,203) AT&T, Inc. .........................................................  $      (441,688)
                                                                                       ---------------

                 ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - (1.6%)
         (7,195) Amphenol Corp., Class A ............................................         (428,246)
         (6,649) Corning, Inc. ......................................................         (147,741)
         (4,466) FLIR Systems, Inc. .................................................         (145,502)
        (19,574) Jabil Circuit, Inc. ................................................         (398,331)
         (1,121) Littelfuse, Inc. ...................................................         (140,147)
        (10,976) National Instruments Corp. .........................................         (314,792)
         (4,601) Tech Data Corp. (b).................................................         (358,556)
                                                                                       ---------------
                                                                                            (1,933,315)
                                                                                       ---------------

                 ENERGY EQUIPMENT & SERVICES - (0.7%)
         (5,334) Schlumberger, Ltd. .................................................         (429,494)
        (60,938) Weatherford International PLC (b)...................................         (346,128)
                                                                                       ---------------
                                                                                              (775,622)
                                                                                       ---------------

                 FOOD & STAPLES RETAILING - (0.3%)
        (11,591) Kroger (The) Co. ...................................................         (396,296)
                                                                                       ---------------

                 FOOD PRODUCTS - (0.3%)
         (2,517) J&J Snack Foods Corp. ..............................................         (306,092)
                                                                                       ---------------

                 HEALTH CARE EQUIPMENT & SUPPLIES - (0.9%)
        (17,320) AtriCure, Inc. (b)..................................................         (263,091)
        (14,741) Haemonetics Corp. (b)...............................................         (446,947)
         (1,673) Hill-Rom Holdings, Inc. ............................................          (89,389)
         (1,639) Neogen Corp. (b)....................................................          (90,391)
         (1,291) Varian Medical Systems, Inc. (b)....................................         (122,309)
                                                                                       ---------------
                                                                                            (1,012,127)
                                                                                       ---------------

                 HEALTH CARE PROVIDERS & SERVICES - (0.2%)
         (3,588) Air Methods Corp. (b)...............................................         (119,445)
         (7,187) Surgery Partners, Inc. (b)..........................................         (130,300)
                                                                                       ---------------
                                                                                              (249,745)
                                                                                       ---------------

                 HOTELS, RESTAURANTS & LEISURE - (1.0%)
         (9,474) Carrols Restaurant Group, Inc. (b)..................................         (114,730)
        (12,468) International Speedway Corp. .......................................         (421,044)
         (2,125) Jack in the Box, Inc. ..............................................         (187,829)
         (7,295) Starbucks Corp. ....................................................         (423,475)
                                                                                       ---------------
                                                                                           (1,147,078)
                                                                                       ----------------

                 HOUSEHOLD DURABLES - (0.1%)
         (1,389) Tempur Sealy International, Inc. (b)................................         (105,050)
                                                                                       ---------------

                 HOUSEHOLD PRODUCTS - (0.2%)
         (2,533) WD-40 Co. ..........................................................         (291,244)
                                                                                       ---------------

                 INTERNET SOFTWARE & SERVICES - (0.1%)
        (13,059) EarthLink Holdings Corp. ...........................................          (88,540)
                                                                                       ---------------


                     See Notes to Portfolio of Investments

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2016 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS SOLD SHORT (CONTINUED)

                 IT SERVICES - (0.1%)
         (3,743) Sykes Enterprises, Inc. (b).........................................  $      (114,873)
                                                                                       ---------------

                 LIFE SCIENCES TOOLS & SERVICES - (0.1%)
         (1,813) Agilent Technologies, Inc. .........................................          (87,223)
                                                                                       ---------------

                 MACHINERY - (0.2%)
           (961) Deere & Co. ........................................................          (74,679)
         (1,411) PACCAR, Inc. .......................................................          (83,207)
         (5,679) TriMas Corp. (b)....................................................         (101,484)
                                                                                       ---------------
                                                                                              (259,370)
                                                                                       ---------------

                 MARINE - (0.4%)
        (12,739) Matson, Inc. .......................................................         (476,056)
                                                                                       ---------------

                 MEDIA - (0.2%)
        (11,023) New York Times Co./The .............................................         (143,078)
         (1,547) Walt Disney (The) Co. ..............................................         (148,435)
                                                                                       ---------------
                                                                                              (291,513)
                                                                                       ---------------

                 MULTILINE RETAIL - (0.4%)
        (10,310) Nordstrom, Inc. ....................................................         (456,011)
                                                                                       ---------------

                 OIL, GAS & CONSUMABLE FUELS - (1.4%)
         (2,943) Antero Resources Corp. (b)..........................................          (77,077)
         (2,316) Apache Corp. .......................................................         (121,590)
           (792) Chevron Corp. ......................................................          (81,164)
           (994) Cimarex Energy Co. .................................................         (119,300)
         (2,218) Diamondback Energy, Inc. (b)........................................         (194,718)
         (4,865) EOG Resources, Inc. ................................................         (397,471)
         (5,490) Gulfport Energy Corp. (b)...........................................         (159,704)
         (3,563) Matador Resources Co. (b)...........................................          (75,144)
         (5,218) Occidental Petroleum Corp. .........................................         (389,941)
         (2,533) Spectra Energy Corp. ...............................................          (91,112)
                                                                                       ---------------
                                                                                            (1,707,221)
                                                                                       ---------------

                 PERSONAL PRODUCTS - (0.2%)
         (2,731) Edgewell Personal Care Co. .........................................         (231,070)
                                                                                       ---------------

                 PHARMACEUTICALS - (0.8%)
         (5,257) Eli Lilly & Co. ....................................................         (435,753)
        (16,645) Sagent Pharmaceuticals, Inc. (b)....................................         (361,030)
         (4,467) Theravance Biopharma, Inc. (b)......................................         (113,953)
                                                                                       ---------------
                                                                                              (910,736)
                                                                                       ---------------

                 PROFESSIONAL SERVICES - (0.1%)
         (3,459) Exponent, Inc. .....................................................         (175,752)
                                                                                       ---------------

                 ROAD & RAIL - (0.3%)
         (4,553) Heartland Express, Inc. ............................................          (84,321)
         (4,973) Knight Transportation, Inc. ........................................         (148,345)
         (3,355) Werner Enterprises, Inc. ...........................................          (84,278)
                                                                                       ---------------
                                                                                              (316,944)
                                                                                       ---------------


                     See Notes to Portfolio of Investments

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2016 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS SOLD SHORT (CONTINUED)

                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - (0.2%)
        (19,916) Photronics, Inc. (b)................................................  $      (192,389)
                                                                                       ---------------

                 SOFTWARE - (0.2%)
        (11,125) Bottomline Technologies de Inc. (b).................................         (234,849)
                                                                                       ---------------

                 SPECIALTY RETAIL - (0.4%)
         (6,857) Guess?, Inc. .......................................................         (100,935)
         (3,901) Lowe's Cos., Inc. ..................................................         (320,974)
                                                                                       ---------------
                                                                                              (421,909)
                                                                                       ---------------

                 TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - (0.3%)
         (7,870) Electronics For Imaging, Inc. (b)...................................         (348,562)
                                                                                       ---------------

                 TEXTILES, APPAREL & LUXURY GOODS - (0.3%)
         (6,997) NIKE, Inc., Class B ................................................         (388,333)
                                                                                       ---------------

                 THRIFTS & MORTGAGE FINANCE - (0.7%)
        (30,168) Capitol Federal Financial, Inc. ....................................         (427,481)
        (27,169) New York Community Bancorp, Inc. ...................................         (392,592)
                                                                                       ---------------
                                                                                              (820,073)
                                                                                       ---------------

                 WIRELESS TELECOMMUNICATION SERVICES - (0.1%)
         (2,780) T-Mobile US, Inc. (b)...............................................         (128,825)
                                                                                       ---------------
                 TOTAL COMMON STOCKS SOLD SHORT .....................................      (20,866,379)
                 (Proceeds $(19,780,310))                                              ---------------

EXCHANGE-TRADED FUNDS SOLD SHORT - (2.0%)

                 CAPITAL MARKETS - (2.0%)
        (10,810) SPDR S&P 500 ETF Trust .............................................       (2,347,391)
                 (Proceeds $(2,213,948))                                               ---------------

                 TOTAL INVESTMENTS SOLD SHORT - (19.7%) .............................      (23,213,770)
                 (Proceeds $(21,994,258))                                              ---------------

                 NET OTHER ASSETS AND LIABILITIES - 20.3% ...........................       23,953,861
                                                                                       ---------------
                 NET ASSETS - 100.0% ................................................  $   117,788,667
                                                                                       ===============

-----------------------------

(a) All or a portion of this security serves as collateral for investments sold short.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of July 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $10,841,571 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,596,857.

ADR   American Depositary Receipt


                     See Notes to Portfolio of Investments

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2016 (UNAUDITED)

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of July 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                               ASSETS TABLE
                                                                                  LEVEL 2       LEVEL 3
                                                       TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                                      VALUE AT       QUOTED      OBSERVABLE   UNOBSERVABLE
                                                     7/31/2016       PRICES        INPUTS        INPUTS
                                                    ------------  ------------  ------------  ------------
Common Stocks*....................................  $103,685,684  $103,685,684  $         --  $         --
Real Estate Investment Trusts.....................       787,997       787,997            --            --
Master Limited Partnerships*......................     1,482,650     1,482,650            --            --
Exchange-Traded Funds*............................    11,092,245    11,092,245            --            --
                                                    ------------  ------------  ------------  ------------
Total Investments.................................  $117,048,576  $117,048,576  $         --  $         --
                                                    ============  ============  ============  ============


                                               LIABILITIES TABLE
                                                                                  LEVEL 2       LEVEL 3
                                                       TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                                      VALUE AT       QUOTED      OBSERVABLE   UNOBSERVABLE
                                                     7/31/2016       PRICES        INPUTS        INPUTS
                                                    ------------  ------------  ------------  ------------
Common Stocks Sold Short*.........................  $(20,866,379) $(20,866,379) $         --  $         --
Exchange-Traded Funds Sold Short*.................    (2,347,391)   (2,347,391)           --            --
                                                    ------------  ------------  ------------  ------------
Total Investments Sold Short......................  $(23,213,770) $(23,213,770) $         --  $         --
                                                    ============  ============  ============  ============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at July 31, 2016.


                     See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

                    FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
                           JULY 31, 2016 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund III (the "Trust") is a non-diversified open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of eight funds that are offering shares. This report covers the First Trust Long/Short Equity ETF (the "Fund"), which trades under the ticker "FTLS" on the NYSE Arca, Inc.

The Fund, which is an investment company within the scope of Financial Accounting Standards Board ("FASB") Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, "Financial Services - Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on The New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Common stocks, real estate investment trusts and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended), for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

                    FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
                           JULY 31, 2016 (UNAUDITED)

      9) the existence of merger proposals or tender offers that might affect the value of the security.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of July 31, 2016, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. SHORT SALES

Short sales are utilized for investment and risk management purposes and are transactions in which securities or other instruments (such as options forwards, futures or other derivative contracts) are sold that are not currently owned in the Fund's portfolio. When the Fund engages in a short sale, the Fund must borrow the security sold short and deliver the security to the counterparty. Short selling allows the Fund to profit from a decline in a market price to the extent such decline exceeds the transaction costs and the costs of borrowing the securities. The Fund will pay a fee or premium to borrow the securities sold short and is obligated to repay the lenders of the securities. Any dividends or interest that accrues on the securities during the period of the loan are due to the lenders. A gain, limited to the price at which the security was sold short, or a loss, unlimited in size, will be recognized upon the termination of the short sale, which is affected by the Fund purchasing the security sold short and delivering the security to the lender. Any such gain or loss may be offset, completely or in part, by the change in the value of the long portion of the Fund's portfolio. The Fund is subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund. The Fund has established an account with Pershing, LLC for the purpose of purchasing securities on margin. The Fund pays interest on any margin balance, which is calculated as the daily margin account balance times the broker's margin interest rate.

FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
PORTFOLIO OF INVESTMENTS
JULY 31, 2016 (UNAUDITED)

   PRINCIPAL
     VALUE
     (LOCAL                                                                   STATED          STATED          VALUE
   CURRENCY)                           DESCRIPTION                            COUPON         MATURITY     (US DOLLARS)
----------------  ------------------------------------------------------  ---------------  ------------  ---------------
FOREIGN SOVEREIGN BONDS AND NOTES - 88.0%

                  BRAZIL - 12.0%
       1,200,000  Brazil Notas do Tesouro Nacional, Series F (BRL) .....        10.00%       01/01/21          $ 347,494
         600,000  Brazil Notas do Tesouro Nacional, Series F (BRL) .....        10.00%       01/01/25            168,584
                                                                                                         ---------------
                                                                                                                 516,078
                                                                                                         ---------------

                  CHILE - 4.6%
     120,000,000  Bonos del Banco Central de Chile en Pesos (CLP) ......         6.00%       02/01/21            197,767
                                                                                                         ---------------

                  COLOMBIA - 3.4%
     457,000,000  Colombian TES (COP) ..................................         7.00%       05/04/22            147,632
                                                                                                         ---------------

                  CZECH REPUBLIC - 4.6%
       4,020,000  Czech Republic Government Bond (CZK) .................         2.40%       09/17/25            198,533
                                                                                                         ---------------

                  HUNGARY - 4.3%
      45,000,000  Hungary Government Bond (HUF) ........................         6.50%       06/24/19            185,308
                                                                                                         ---------------

                  INDONESIA - 10.2%
   1,500,000,000  Indonesia Treasury Bond (IDR) ........................         7.88%       04/15/19            118,359
   3,820,000,000  Indonesia Treasury Bond (IDR) ........................         8.38%       03/15/24            317,300
                                                                                                         ---------------
                                                                                                                 435,659
                                                                                                         ---------------

                  ISRAEL - 2.4%
         270,000  Israel Government Bond - Fixed (ILS) .................         6.25%       10/30/26            104,157
                                                                                                         ---------------

                  MALAYSIA - 4.5%
         750,000  Malaysia Government Bond (MYR) .......................         4.16%       07/15/21            191,893
                                                                                                         ---------------

                  MEXICO - 4.6%
       2,340,000  Mexican Bonos (MXN)...................................         7.75%       05/29/31            142,860
         810,000  Mexican Bonos (MXN)...................................        10.00%       12/05/24             55,076
                                                                                                         ---------------
                                                                                                                 197,936
                                                                                                         ---------------

                  PERU - 1.0%
         125,000  Peru Government Bond (PEN) ...........................         7.84%       08/12/20             40,961
                                                                                                         ---------------

                  PHILIPPINES - 5.1%
      10,000,000  Philippine Government International Bond (PHP) .......         3.90%       11/26/22            219,369
                                                                                                         ---------------

                  POLAND - 4.6%
         545,000  Poland Government Bond (PLN) .........................         4.00%       10/25/23            152,826
         150,000  Poland Government Bond (PLN) .........................         5.50%       10/25/19             42,881
                                                                                                         ---------------
                                                                                                                 195,707
                                                                                                         ---------------

                  ROMANIA - 4.5%
         650,000  Romania Government Bond (RON) ........................         5.85%       04/26/23            194,624
                                                                                                         ---------------

                  SOUTH AFRICA - 8.4%
       2,280,000  South Africa Government Bond (ZAR) ...................        10.50%       12/21/26            185,028


                     See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2016 (UNAUDITED)

   PRINCIPAL
     VALUE
     (LOCAL                                                                   STATED          STATED          VALUE
   CURRENCY)                           DESCRIPTION                            COUPON         MATURITY     (US DOLLARS)
----------------  ------------------------------------------------------  ---------------  ------------  ---------------
FOREIGN SOVEREIGN BONDS AND NOTES (CONTINUED)

                  SOUTH AFRICA (CONTINUED)
       3,290,000  South Africa Government Bond (ZAR) ...................         6.25%       03/31/36    $       173,329
                                                                                                         ---------------
                                                                                                                 358,357
                                                                                                         ---------------

                  THAILAND - 4.5%
       6,100,000  Thailand Government Bond (THB) .......................         3.63%       06/16/23            194,644
                                                                                                         ---------------

                  TURKEY - 9.3%
         550,000  Turkey Government Bond (TRY) .........................        10.50%       01/15/20            191,928
         680,000  Turkey Government Bond (TRY) .........................         8.00%       03/12/25            207,474
                                                                                                         ---------------
                                                                                                                 399,402
                                                                                                         ---------------
                  TOTAL FOREIGN SOVEREIGN BONDS AND NOTES..............................................        3,778,027
                  (Cost $4,000,738)                                                                      ---------------

FOREIGN CORPORATE BONDS AND NOTES - 3.8%

                  SUPRANATIONALS - 3.8%
       1,200,000  European Investment Bank (ZAR) ..........                      6.00%       10/21/19             81,870
         270,000  International Finance Corp. (BRL) .......                     10.00%       06/12/17             82,414
                                                                                                         ---------------
                  TOTAL FOREIGN CORPORATE BONDS AND NOTES..............................................          164,284
                  (Cost $208,410)                                                                        ---------------

                  TOTAL INVESTMENTS - 91.8%............................................................        3,942,311
                  (Cost $4,209,148) (a)

                  NET OTHER ASSETS AND LIABILITIES - 8.2%..............................................          352,015
                                                                                                         ---------------
                  NET ASSETS - 100.0%..................................................................  $     4,294,326
                                                                                                         ===============

-----------------------------

(a) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of July 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $112,773 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $379,610.

Currency Abbreviations:
           BRL   Brazilian Real
           CLP   Chilean Peso
           COP   Colombian Peso
           CZK   Czech Republic Koruna
           HUF   Hungarian Forint
           IDR   Indonesian Rupiah
           ILS   Israel Shekel
           MXN   Mexican Peso
           MYR   Malaysian Ringgit
           PEN   Peruvian New Sol


                     See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2016 (UNAUDITED)

           PHP   Philippines Peso
           PLN   Polish Zloty
           RON   Romanian Leu
           THB   Thailand Baht
           TRY   Turkish Lira
           USD   United States Dollar
           ZAR   South African Rand

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                          LEVEL 2          LEVEL 3
                                                         TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                       VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                       7/31/2016         PRICES           INPUTS           INPUTS
                                                    ---------------  ---------------  ---------------  ---------------
Foreign Sovereign Bonds and Notes*............      $     3,778,027  $            --  $     3,778,027  $            --
Foreign Corporate Bonds and Notes*............              164,284               --          164,284               --
                                                    ---------------  ---------------  ---------------  ---------------
Total Investments.............................            3,942,311               --        3,942,311               --
Other Financial Instruments:
Forward Foreign Currency Contracts**..........                4,080               --            4,080               --
                                                    ---------------  ---------------  ---------------  ---------------
Total.........................................      $     3,946,391  $            --  $     3,946,391  $            --
                                                    ===============  ===============  ===============  ===============

                                               LIABILITIES TABLE
                                                                                          LEVEL 2          LEVEL 3
                                                         TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                       VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                       7/31/2016         PRICES           INPUTS           INPUTS
                                                    ---------------  ---------------  ---------------  ---------------
Forward Foreign Currency Contracts**..........      $        (4,050) $            --  $        (4,050) $            --
                                                    ===============  ===============  ===============  ===============

*  See the Portfolio of Investments for country breakout.

** See the Schedule of Forward Foreign Currency Contracts for contract and currency detail.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at July 31, 2016.


                     See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2016 (UNAUDITED)

-----------------------------------------         ------------------------------------------
                            % OF TOTAL                                        % OF TOTAL
                            INVESTMENTS           CURRENCY EXPOSURE          INVESTMENTS
CREDIT QUALITY +         (INCLUDING CASH)         DIVERSIFICATION         (INCLUDING CASH)++
-----------------------------------------         ------------------------------------------
AAA                                  3.9%         RL                                 14.1%
AA                                   9.3          AR                                 12.9
A+                                   2.5          DR                                 10.3
A                                   13.8          RY                                  9.4
A-                                   5.6          SD                                  6.8
BBB+                                11.9          HP                                  5.2
BBB                                  5.2          HB                                  4.7
BBB-                                28.7          ZK                                  4.7
BB                                  12.2          XN                                  4.7
Cash                                 6.9          LP                                  4.7
                                  -------         RON                                 4.6
                      Total        100.0%         MYR                                 4.5
                                  =======         COP                                 3.5
                                                  ILS                                 2.5
                                                  RUB                                 2.4
                                                  PLN                                 2.1
                                                  HUF                                 1.9
                                                  PEN                                 1.0
                                                                                   -------
                                                                        Total       100.0%
                                                                                   =======

+ The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including Standard & Poor's Ratings Group, a division of the McGraw-Hill Companies, Inc., Moody's Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest ratings are used. The credit ratings shown relate to the credit worthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

++ The weightings include the impact of currency forwards.

                                     FORWARD FOREIGN CURRENCY CONTRACTS
                           -------------------------------------------------------
                                                                      PURCHASE           SALE          UNREALIZED
SETTLEMENT                       AMOUNT              AMOUNT          VALUE AS OF      VALUE AS OF     APPRECIATION/
 DATE       COUNTERPARTY     PURCHASED (1)          SOLD (1)        JULY 31, 2016    JULY 31, 2016   (UDEPRECIATION)
---------- --------------  ------------------  ------------------  ---------------  ---------------  ---------------
 08/31/16       BNS        RUB      6,700,000  USD        100,593   $     100,749    $      100,593   $        156
 08/31/16       BBH        ZAR      1,570,000  USD        108,509         112,433           108,509          3,924
 08/31/16       BBH        USD        105,489  HUF     30,000,000         105,489           107,833         (2,344)
 08/31/16       BBH        USD        105,985  PLN        420,000         105,985           107,691         (1,706)
                                                                                                      ------------
Net Unrealized Appreciation (Depreciation).........................................................   $         30
                                                                                                      ============

(1)  Please see Portfolio of Investments for currency descriptions.

Counterparty Abbreviations:
           BBH   Brown Brothers Harriman & Co.
           BNS   Bank of Nova Scotia


                     See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

          FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
                           JULY 31, 2016 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund III (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of eight funds that are currently offering shares. This report covers the First Trust Emerging Markets Local Currency Bond ETF (the "Fund"), which trades under the ticker FEMB on The Nasdaq Stock Market LLC ("Nasdaq") and is a non-diversified series of the Trust.

The Fund, which is an investment company within the scope of Financial Accounting Standards Board ("FASB") Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on The New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the Fund's NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Bonds, notes and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;

            2)    reported trades;

            3)    broker/dealer quotes;

            4)    issuer spreads;

            5)    benchmark securities;

            6)    bids and offers; and

            7)    reference data including market research publications.

      Fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1) the credit conditions in the relevant market and changes thereto;

            2) the liquidity conditions in the relevant market and changes thereto;

            3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

            4) issuer-specific conditions (such as significant credit deterioration); and

            5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

    Forward foreign currency contracts are fair valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the thirty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent pricing service.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market

          FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
                           JULY 31, 2016 (UNAUDITED)

price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

       1) the fundamental business data relating to the issuer, or economic data relating to the country of issue;

       2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

       3)   the type, size and cost of security;

       4) the financial statements of the issuer, or the financial condition of the country of issue;

       5) the credit quality and cash flow of the issuer, or country of issue, based on the Advisor's or external analysis;

       6) the information as to any transactions in or offers for the security;

       7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;

       8)   the coupon payments;

       9) the quality, value and salability of collateral, if any, securing the security;

      10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management (for corporate debt only);

      11) the economic, political and social prospects/developments of the country of issue and the assessment of the country's governmental leaders/officials (for sovereign debt only);

      12) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and

      13)   other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of July 31, 2016, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. FORWARD FOREIGN CURRENCY CONTRACTS

The Fund is subject to foreign currency risk in the normal course of pursuing its investment objectives. Forward foreign currency contracts are agreements between two parties ("Counterparties") to exchange one currency for another at a future date and at a specified price. The Fund uses forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's foreign currency exposure. These contracts are valued daily, and the Fund's net equity therein, representing unrealized gain or loss on the contracts

          FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
                           JULY 31, 2016 (UNAUDITED)

as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included on the Forward Foreign Currency Contracts table in the Portfolio of Investments. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency, securities values and interest rates. Due to the risks, the Fund could incur losses in excess of the net unrealized value shown on the Forward Foreign Currency Contracts table in the Portfolio of Investments. In the event of default by the Counterparty, the Fund will provide notice to the Counterparty of the Fund's intent to convert the currency held by the Fund into the currency that the Counterparty agreed to exchange with the Fund. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.

D. FOREIGN CURRENCY

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received.

                           3. DERIVATIVE TRANSACTIONS

During the fiscal year-to-date period (November 1, 2015 through July 31, 2016), the notional values of forward foreign currency contracts opened and closed were $3,690,814 and $3,546,250, respectively.

FIRST TRUST RIVERFRONT DYNAMIC ASIA PACIFIC ETF (RFAP)
PORTFOLIO OF INVESTMENTS
JULY 31, 2016 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ----------------
COMMON STOCKS (a) - 96.7%

                 AUSTRALIA - 26.7%
         24,618  Amcor Ltd. .........................................................  $        281,001
         36,182  APA Group ..........................................................           266,991
         43,743  BHP Billiton Ltd. ..................................................           648,893
         29,017  Brambles Ltd. ......................................................           296,592
         35,751  Commonwealth Bank of Australia .....................................         2,101,520
          6,541  CSL Ltd. ...........................................................           586,558
         63,097  Telstra Corp., Ltd. ................................................           276,675
         37,336  Transurban Group ...................................................           356,371
         19,220  Wesfarmers Ltd. ....................................................           627,046
         49,524  Westpac Banking Corp. ..............................................         1,170,096
         15,195  Woodside Petroleum Ltd. ............................................           306,354
                                                                                       ----------------
                                                                                              6,918,097
                                                                                       ----------------

                 BERMUDA - 0.5%
         11,500  VTech Holdings Ltd. ................................................           125,029
                                                                                       ----------------

                 CANADA - 1.3%
          3,266  Canadian Imperial Bank of Commerce .................................           248,118
          1,403  Crescent Point Energy Corp. ........................................            20,513
            807  Emera, Inc. ........................................................            30,088
          1,642  Russel Metals, Inc. ................................................            29,680
                                                                                       ----------------
                                                                                                328,399
                                                                                       ----------------

                 CAYMAN ISLANDS - 1.3%
          5,000  AAC Technologies Holdings, Inc. ....................................            46,659
         14,500  Cheung Kong Property Holdings Ltd. .................................           103,540
         20,000  China Resources Land Ltd. ..........................................            49,701
          5,000  CK Hutchison Holdings Ltd. .........................................            58,517
          9,500  Hengan International Group Co., Ltd. ...............................            79,836
          2,000  Qinqin Foodstuffs Group Cayman Co., Ltd. (b)........................               737
                                                                                       ----------------
                                                                                                338,990
                                                                                       ----------------

                 HONG KONG - 6.1%
         59,400  AIA Group Ltd. .....................................................           367,881
         34,000  China Mobile Ltd. ..................................................           419,172
         20,000  China Overseas Land & Investment Ltd. ..............................            65,735
         38,000  CITIC Ltd. .........................................................            57,404
          9,500  CLP Holdings Ltd. ..................................................            98,938
         68,000  CNOOC Ltd. .........................................................            81,337
         38,000  CSPC Pharmaceutical Group Ltd. .....................................            32,865
         19,000  Galaxy Entertainment Group Ltd. ....................................            63,183
         11,000  Henderson Land Development Co., Ltd. ...............................            65,503
         42,000  Hong Kong & China Gas Co., Ltd. ....................................            77,954
          5,900  Hong Kong Exchanges and Clearing Ltd. ..............................           145,629
          5,000  MTR Corp., Ltd. ....................................................            28,292
          9,500  Techtronic Industries Co., Ltd. ....................................            40,224
         13,400  Television Broadcasts Ltd. .........................................            45,424
                                                                                       ----------------
                                                                                              1,589,541
                                                                                       ----------------


                     See Notes to Portfolio of Investments

FIRST TRUST RIVERFRONT DYNAMIC ASIA PACIFIC ETF (RFAP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2016 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ----------------
COMMON STOCKS (a) (CONTINUED)

                 JAPAN - 59.3%
          2,900  Aeon Co., Ltd. .....................................................  $         42,121
          3,800  Ajinomoto Co., Inc. ................................................            98,263
          2,900  Asahi Group Holdings Ltd. ..........................................            99,362
         17,400  Astellas Pharma, Inc. ..............................................           293,567
          1,900  Bridgestone Corp. ..................................................            67,054
          3,800  Canon, Inc. ........................................................           109,306
          1,000  Central Japan Railway Co. ..........................................           188,367
          5,900  Dai-ichi Life Insurance (The) Co., Ltd. ............................            78,408
          2,900  Daicel Corp. .......................................................            33,083
          1,900  Daikin Industries Ltd. .............................................           167,813
         18,300  Daiwa House Industry Co., Ltd. .....................................           519,936
          2,900  Denso Corp. ........................................................           114,994
          1,000  Dentsu, Inc. .......................................................            48,513
          1,900  East Japan Railway Co. .............................................           176,621
          1,000  FANUC Corp. ........................................................           169,795
          3,800  Fuji Heavy Industries Ltd. .........................................           149,527
          1,000  FUJIFILM Holdings Corp. ............................................            36,546
         10,000  Fujitsu Ltd. .......................................................            42,436
          8,600  Haseko Corp. .......................................................            92,629
         19,000  Hitachi Ltd. .......................................................            88,729
          4,900  Honda Motor Co., Ltd. ..............................................           136,457
          3,800  Hoya Corp. .........................................................           136,865
          5,900  Iida Group Holdings Co., Ltd. ......................................           118,769
          4,900  ITOCHU Corp. .......................................................            56,307
          1,900  Japan Airport Terminal Co., Ltd. ...................................            85,284
          3,800  Japan Exchange Group, Inc. .........................................            54,746
          7,700  Japan Tobacco, Inc. ................................................           303,744
         13,400  JX Holdings, Inc. ..................................................            50,942
         38,000  Kajima Corp. .......................................................           283,785
         10,000  Kamigumi Co., Ltd. .................................................            91,145
          3,800  Kao Corp. ..........................................................           206,805
         10,600  KDDI Corp. .........................................................           326,721
         10,000  Kintetsu Group Holdings Co., Ltd. ..................................            43,612
          2,900  Komatsu Ltd. .......................................................            57,397
          7,700  Kubota Corp. .......................................................           114,517
          1,000  Kyocera Corp. ......................................................            47,935
          9,600  LIXIL Group Corp. ..................................................           181,114
          1,000  Makita Corp. .......................................................            71,054
          7,700  Marubeni Corp. .....................................................            36,313
          3,800  Mazda Motor Corp. ..................................................            57,632
          1,000  MEIJI Holdings Co., Ltd. ...........................................           105,454
          7,700  Mitsubishi Chemical Holdings Corp. .................................            42,441
          3,800  Mitsubishi Corp. ...................................................            66,235
         10,000  Mitsubishi Electric Corp. ..........................................           119,322
         49,000  Mitsubishi Estate Co., Ltd. ........................................           926,359
         19,000  Mitsubishi Heavy Industries Ltd. ...................................            82,510
         10,000  Mitsubishi Logistics Corp. .........................................           141,128
         44,200  Mitsubishi UFJ Financial Group, Inc. ...............................           226,122
          4,900  Mitsui & Co., Ltd. .................................................            58,035


                     See Notes to Portfolio of Investments

FIRST TRUST RIVERFRONT DYNAMIC ASIA PACIFIC ETF (RFAP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2016 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ----------------
COMMON STOCKS (a) (CONTINUED)

                 JAPAN (CONTINUED)
         38,000  Mitsui Fudosan Co., Ltd. ...........................................  $        839,251
         80,700  Mizuho Financial Group, Inc. .......................................           132,160
          2,900  MS&AD Insurance Group Holdings, Inc. ...............................            85,435
          1,000  Murata Manufacturing Co., Ltd. .....................................           125,692
         19,000  NEC Corp. ..........................................................            52,884
          1,900  Nidec Corp. ........................................................           175,690
          1,000  Nintendo Co., Ltd. .................................................           210,761
          2,900  Nippon Steel & Sumitomo Metal Corp. ................................            55,422
          7,700  Nissan Motor Co., Ltd. .............................................            76,370
          1,000  Nitto Denko Corp. ..................................................            67,732
         12,500  Nomura Holdings, Inc. ..............................................            57,480
          1,000  NTT Data Corp. .....................................................            50,081
         25,900  Obayashi Corp. .....................................................           286,579
          1,000  Omron Corp. ........................................................            33,714
          3,800  Ono Pharmaceutical Co., Ltd. .......................................           137,908
          1,000  Oriental Land Co., Ltd. ............................................            63,802
          4,900  ORIX Corp. .........................................................            70,305
         11,500  Panasonic Corp. ....................................................           113,946
          1,900  Park24 Co., Ltd. ...................................................            64,987
          6,800  Rakuten, Inc. ......................................................            78,340
          1,000  Secom Co., Ltd. ....................................................            76,043
         16,400  Sekisui Chemical Co., Ltd. .........................................           242,540
         18,300  Sekisui House Ltd. .................................................           310,007
          4,900  Seven & i Holdings Co., Ltd. .......................................           206,642
          1,000  Shimano, Inc. ......................................................           159,259
         29,000  Shimizu Corp. ......................................................           298,427
          2,900  Shin-Etsu Chemical Co., Ltd. .......................................           200,770
          2,900  Shionogi & Co., Ltd. ...............................................           152,056
          1,900  Shiseido Co., Ltd. .................................................            54,020
          6,800  SoftBank Group Corp. ...............................................           380,070
          1,900  Sompo Japan Nipponkoa Holdings, Inc. ...............................            62,641
          7,700  Sony Corp. .........................................................           247,674
         10,000  Sumitomo Chemical Co., Ltd. ........................................            45,083
          4,900  Sumitomo Forestry Co., Ltd. ........................................            69,873
          4,900  Sumitomo Mitsui Financial Group, Inc. ..............................           158,859
         10,000  Sumitomo Mitsui Trust Holdings, Inc. ...............................            34,008
         19,000  Sumitomo Osaka Cement Co., Ltd. ....................................            91,616
         19,000  Sumitomo Realty & Development Co., Ltd. ............................           500,069
          1,000  Suntory Beverage & Food Ltd. .......................................            43,857
          1,900  Suzuki Motor Corp. .................................................            59,364
         49,000  Taiheiyo Cement Corp. ..............................................           142,628
         38,000  Taisei Corp. .......................................................           344,490
          2,900  Takeda Pharmaceutical Co., Ltd. ....................................           130,398
          1,000  TDK Corp. ..........................................................            62,626
          2,900  Terumo Corp. .......................................................           126,050
          7,700  Tohoku Electric Power Co., Inc. ....................................            99,764
          1,900  Tokio Marine Holdings, Inc. ........................................            75,229
         17,400  Tokyo Electric Power Co., Holdings, Inc. (b)........................            68,894
         10,000  Tokyu Corp. ........................................................            83,011


                     See Notes to Portfolio of Investments

FIRST TRUST RIVERFRONT DYNAMIC ASIA PACIFIC ETF (RFAP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2016 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ----------------
COMMON STOCKS (a) (CONTINUED)

                 JAPAN (CONTINUED)
         10,000  Toray Industries, Inc. .............................................  $         92,194
          5,900  TOTO Ltd. ..........................................................           256,446
         11,500  Toyota Motor Corp. .................................................           664,292
          2,900  Unicharm Corp. .....................................................            60,367
          1,000  West Japan Railway Co. .............................................            62,773
          9,600  Yahoo Japan Corp. ..................................................            42,809
          2,900  Yamato Holdings Co., Ltd. ..........................................            71,864
                                                                                       ----------------
                                                                                             15,401,072
                                                                                       ----------------

                 NEW ZEALAND - 0.9%
         66,911  SKY Network Television Ltd. ........................................           236,300
                                                                                       ----------------

                 SINGAPORE - 0.6%
         14,400  ComfortDelGro Corp. Ltd. ...........................................            30,289
         25,900  Keppel Corp., Ltd. .................................................           101,421
          3,800  Singapore Airlines Ltd. ............................................            31,121
                                                                                       ----------------
                                                                                                162,831
                                                                                       ----------------
                 TOTAL COMMON STOCKS ................................................        25,100,259
                 (Cost $24,049,290)                                                    ----------------


REAL ESTATE INVESTMENT TRUSTS (a) - 2.8%

                 AUSTRALIA - 2.4%
         77,629  Westfield Corp. ....................................................           630,057
                                                                                       ----------------

                 HONG KONG - 0.4%
         14,500  Link REIT ..........................................................           108,212
                                                                                       ----------------
                 TOTAL REAL ESTATE INVESTMENT TRUSTS ................................           738,269
                 (Cost $693,623)                                                       ----------------

                 TOTAL INVESTMENTS - 99.5% ..........................................        25,838,528
                 (Cost $24,742,913) (c)

                 NET OTHER ASSETS AND LIABILITIES - 0.5% ............................           126,757
                                                                                       ----------------
                 NET ASSETS - 100.0% ................................................  $     25,965,285
                                                                                       ================

-----------------------------

(a) Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of July 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,583,982 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $488,367.


                     See Notes to Portfolio of Investments

FIRST TRUST RIVERFRONT DYNAMIC ASIA PACIFIC ETF (RFAP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2016 (UNAUDITED)

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of July 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                   ASSETS TABLE
                                                                                      LEVEL 2         LEVEL 3
                                                     TOTAL           LEVEL 1        SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                   7/31/2016         PRICES           INPUTS           INPUTS
                                                ---------------  ---------------  ---------------  ---------------
Common Stocks*................................  $    25,100,259  $    25,100,259  $            --  $            --
Real Estate Investment Trusts*................          738,269          738,269               --               --
                                                ---------------  ---------------  ---------------  ---------------
Total Investments.............................  $    25,838,528  $    25,838,528  $            --  $            --
                                                ===============  ===============  ===============  ===============

                                                LIABILITIES TABLE
                                                                                      LEVEL 2         LEVEL 3
                                                     TOTAL           LEVEL 1        SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                   7/31/2016         PRICES           INPUTS           INPUTS
                                                ---------------  ---------------  ---------------  ---------------
Forward Foreign Currency Contracts**..........  $       (75,431) $            --  $       (75,431) $            --
                                                ===============  ===============  ===============  ===============

*  See Portfolio of Investments for country breakout.
** See the Forward Foreign Currency Contracts table for contract and currency detail.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between levels at July 31, 2016.

FORWARD FOREIGN CURRENCY CONTRACTS (see Note 2C-Forward Foreign Currency Contracts in the Notes to Portfolio of Investments):

                                   FORWARD FOREIGN CURRENCY CONTRACTS
                            -------------------------------------------------
                                                                 PURCHASE           SALE          UNREALIZED
SETTLEMENT                      AMOUNT           AMOUNT         VALUE AS OF      VALUE AS OF     APPRECIATION/
   DATE      COUNTERPARTY      PURCHASED          SOLD         JULY 31, 2016    JULY 31, 2016   (DEPRECIATION)
----------  --------------  ---------------  ---------------  ---------------  ---------------  ---------------
 8/31/16         BBH        USD   3,014,500  JPY 314,964,004  $     3,014,500  $     3,089,931  $       (75,431)

Counterparty and Currency Abbreviations:
     BBH   Brown Brothers Harriman & Co.
     JPY   Japanese Yen


                     See Notes to Portfolio of Investments

FIRST TRUST RIVERFRONT DYNAMIC ASIA PACIFIC ETF (RFAP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2016 (UNAUDITED)

                                                % OF TOTAL
SECTOR ALLOCATION                              INVESTMENTS
-----------------------------------------------------------
Financials                                        34.4%
Industrials                                       19.0
Consumer Discretionary                            12.6
Consumer Staples                                   7.4
Materials                                          6.6
Health Care                                        6.2
Telecommunication Services                         5.4
Information Technology                             4.1
Utilities                                          2.5
Energy                                             1.8
                                                 -----
TOTAL                                            100.0%
                                                 =====


                     See Notes to Portfolio of Investments

FIRST TRUST RIVERFRONT DYNAMIC DEVELOPED INTERNATIONAL ETF (RFDI)
PORTFOLIO OF INVESTMENTS
JULY 31, 2016 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ----------------
COMMON STOCKS (a) - 98.3%

                 AUSTRALIA - 7.7%
          6,800  Amcor Ltd. .........................................................  $         77,618
          9,994  APA Group ..........................................................            73,747
         12,087  BHP Billiton Ltd. ..................................................           179,301
          8,022  Brambles Ltd. ......................................................            81,996
          9,875  Commonwealth Bank of Australia .....................................           580,474
          1,814  CSL Ltd. ...........................................................           162,669
          1,572  Rio Tinto Ltd. .....................................................            59,207
         17,436  Telstra Corp., Ltd. ................................................            76,455
         10,315  Transurban Group ...................................................            98,456
          5,309  Wesfarmers Ltd. ....................................................           173,204
         13,679  Westpac Banking Corp. ..............................................           323,192
          4,195  Woodside Petroleum Ltd. ............................................            84,577
                                                                                       ----------------
                                                                                              1,970,896
                                                                                       ----------------

                 AUSTRIA - 0.1%
            631  ANDRITZ AG .........................................................            32,169
                                                                                       ----------------

                 BELGIUM - 3.7%
            202  Ageas ..............................................................             6,796
          6,269  Anheuser-Busch InBev S.A./N.V. .....................................           808,108
          1,042  Bekaert S.A./N.V. ..................................................            47,746
            510  Proximus S.A., DP ..................................................            15,917
            781  Solvay S.A. ........................................................            81,038
                                                                                       ----------------
                                                                                                959,605
                                                                                       ----------------

                 BERMUDA - 0.1%
          3,000  VTech Holdings Ltd. ................................................            32,616
                                                                                       ----------------

                 CANADA - 0.4%
            901  Canadian Imperial Bank of Commerce .................................            68,449
            393  Crescent Point Energy Corp. ........................................             5,746
            221  Emera, Inc. ........................................................             8,240
            453  Russel Metals, Inc. ................................................             8,188
                                                                                       ----------------
                                                                                                 90,623
                                                                                       ----------------

                 CAYMAN ISLANDS - 0.1%
          5,000  Cheung Kong Property Holdings Ltd. .................................            35,703
                                                                                       ----------------

                 DENMARK - 0.8%
            871  Danske Bank A.S. ...................................................            23,668
            421  Dfds A.S. (b).......................................................            19,242
          1,732  Novo Nordisk A.S., Class B .........................................            98,684
            171  Pandora A.S. .......................................................            22,257
            481  Royal Unibrew A.S. .................................................            22,121
            541  Tryg A.S. ..........................................................            10,091
            230  Vestas Wind Systems A.S. ...........................................            16,053
                                                                                       ----------------
                                                                                                212,116
                                                                                       ----------------

                 FINLAND - 2.9%
            640  Amer Sports OYJ ....................................................            18,160
            680  Elisa OYJ ..........................................................            24,662


                     See Notes to Portfolio of Investments

FIRST TRUST RIVERFRONT DYNAMIC DEVELOPED INTERNATIONAL ETF (RFDI)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2016 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ----------------
COMMON STOCKS (a) (CONTINUED)

                 FINLAND (CONTINUED)
          4,467  Kemira OYJ .........................................................  $         58,731
          3,746  Kone OYJ, Class B ..................................................           189,676
          1,824  Konecranes OYJ .....................................................            54,937
          2,093  Metso OYJ ..........................................................            58,055
         24,536  Nokia OYJ ..........................................................           140,997
            671  Nokian Renkaat OYJ .................................................            24,928
          1,483  Ramirent OYJ .......................................................            12,568
            541  Sampo OYJ, Class A .................................................            22,421
          1,252  Tieto OYJ ..........................................................            36,029
          2,304  Valmet OYJ .........................................................            30,086
          1,652  Wartsila OYJ Abp ...................................................            71,698
                                                                                       ----------------
                                                                                                742,948
                                                                                       ----------------

                 FRANCE - 14.6%
            421  Accor S.A. .........................................................            17,615
          1,732  Air Liquide S.A. ...................................................           184,711
            310  Alten S.A. .........................................................            21,495
            582  Arkema S.A. ........................................................            49,692
          1,763  AXA S.A. ...........................................................            35,932
            952  BNP Paribas S.A. ...................................................            47,209
            561  Bouygues S.A. ......................................................            16,596
          2,413  Bureau Veritas S.A. ................................................            52,417
            251  Capgemini S.A. .....................................................            24,119
          1,302  Casino Guichard Perrachon S.A. .....................................            70,526
            531  Christian Dior SE ..................................................            96,024
            411  Cie de Saint-Gobain ................................................            17,415
            881  Cie Generale des Etablissements Michelin ...........................            90,065
            564  CNP Assurances .....................................................             8,616
          3,505  Danone S.A. ........................................................           269,912
            461  Dassault Systemes S.A. .............................................            38,072
          1,834  Edenred ............................................................            41,593
          2,083  Engie S.A. .........................................................            34,292
            631  Essilor International S.A. .........................................            80,810
            160  Hermes International ...............................................            68,833
            401  Imerys S.A. ........................................................            28,441
            261  Ingenico Group S.A. ................................................            28,605
            531  Kering .............................................................           100,863
          1,793  L'Oreal S.A. .......................................................           341,279
            541  Lagardere SCA ......................................................            13,818
          1,302  Legrand S.A. .......................................................            71,836
          1,893  LVMH Moet Hennessy Louis Vuitton SE ................................           324,652
          1,032  Neopost S.A. .......................................................            28,660
          1,922  Orange S.A. ........................................................            29,417
          1,022  Pernod Ricard S.A. .................................................           116,773
            862  Publicis Groupe S.A. ...............................................            64,183
            160  Renault S.A. .......................................................            13,997
            290  Rubis SCA ..........................................................            23,405
          1,732  Safran S.A. ........................................................           117,732
          5,608  Sanofi .............................................................           477,441


                     See Notes to Portfolio of Investments

FIRST TRUST RIVERFRONT DYNAMIC DEVELOPED INTERNATIONAL ETF (RFDI)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2016 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ----------------
COMMON STOCKS (a) (CONTINUED)

                 FRANCE (CONTINUED)
          3,034  Schneider Electric SE ..............................................  $        198,501
          1,814  SCOR SE ............................................................            53,003
            251  Societe BIC S.A. ...................................................            37,098
            651  Societe Generale S.A. ..............................................            22,238
            621  Sodexo S.A. ........................................................            72,726
            901  Technip S.A. .......................................................            50,290
            191  Teleperformance ....................................................            17,764
            211  Thales S.A. ........................................................            19,223
          2,263  TOTAL S.A. .........................................................           108,184
          1,232  Valeo S.A. .........................................................            63,222
            421  Vinci S.A. .........................................................            31,954
          1,623  Vivendi S.A. .......................................................            31,908
                                                                                       ----------------
                                                                                              3,753,157
                                                                                       ----------------

                 GERMANY - 14.6%
          1,101  Adidas AG ..........................................................           180,637
            411  Allianz SE .........................................................            58,954
            191  Aurelius SE & Co. KGaA .............................................            11,636
            831  BASF SE ............................................................            65,276
          3,726  Bayer AG ...........................................................           400,821
          3,115  Bayerische Motoren Werke AG ........................................           268,332
            971  Brenntag AG ........................................................            48,210
            561  Carl Zeiss Meditec AG ..............................................            20,948
            160  Continental AG .....................................................            33,540
          6,259  Daimler AG .........................................................           425,592
          1,242  Deutsche Bank AG (b)................................................            16,697
            299  Deutsche Boerse AG .................................................            25,108
            831  Deutsche Post AG ...................................................            24,796
          4,838  Deutsche Telekom AG ................................................            82,350
            781  Deutsche Wohnen AG .................................................            29,229
            922  Fresenius Medical Care AG & Co. KGaA ...............................            84,278
          1,362  Fresenius SE & Co. KGaA ............................................           101,702
          1,022  GEA Group AG .......................................................            54,542
            150  Gerresheimer AG ....................................................            12,874
            862  Hannover Rueck SE ..................................................            88,199
            621  HeidelbergCement AG ................................................            52,585
            360  HOCHTIEF AG ........................................................            47,191
          4,807  Infineon Technologies AG ...........................................            79,538
          1,602  K+S AG .............................................................            33,465
            831  Linde AG ...........................................................           119,570
          1,002  Merck KGaA .........................................................           110,634
            230  MTU Aero Engines AG ................................................            23,503
            150  Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen ..........            25,021
            280  NORMA Group SE .....................................................            14,552
            571  OSRAM Licht AG .....................................................            29,678
            671  ProSiebenSat.1 Media SE ............................................            30,675
          5,047  SAP SE .............................................................           442,432
          5,488  Siemens AG .........................................................           595,888


                     See Notes to Portfolio of Investments

FIRST TRUST RIVERFRONT DYNAMIC DEVELOPED INTERNATIONAL ETF (RFDI)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2016 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ----------------
COMMON STOCKS (a) (CONTINUED)

                 GERMANY (CONTINUED)
            160  Sixt SE ............................................................  $          8,567
            330  Software AG ........................................................            13,308
            700  Symrise AG .........................................................            49,335
            551  ThyssenKrupp AG ....................................................            12,628
            160  Volkswagen AG (Preference Shares) ..................................            22,503
            592  Vonovia SE .........................................................            23,463
                                                                                       ----------------
                                                                                              3,768,257
                                                                                       ----------------

                 HONG KONG - 1.7%
         16,200  AIA Group Ltd. .....................................................           100,331
         10,000  China Mobile Ltd. ..................................................           123,286
         10,000  CITIC Ltd. .........................................................            15,106
          5,000  CLP Holdings Ltd. ..................................................            52,073
         20,000  CNOOC Ltd. .........................................................            23,922
         20,000  CSPC Pharmaceutical Group Ltd. .....................................            17,297
         11,000  Hong Kong & China Gas Co., Ltd. ....................................            20,417
          2,000  Hong Kong Exchanges and Clearing Ltd. ..............................            49,366
          5,000  Techtronic Industries Co., Ltd. ....................................            21,171
          4,100  Television Broadcasts Ltd. .........................................            13,898
                                                                                       ----------------
                                                                                                436,867
                                                                                       ----------------

                 IRELAND - 0.8%
          4,828  CRH PLC ............................................................           148,302
            311  Kerry Group PLC ....................................................            26,616
            160  Paddy Power Betfair PLC ............................................            18,783
          1,493  UDG Healthcare PLC .................................................            11,490
                                                                                       ----------------
                                                                                                205,191
                                                                                       ----------------

                 ITALY - 1.9%
          1,052  Assicurazioni Generali S.p.A. ......................................            13,855
            531  Atlantia S.p.A. ....................................................            13,268
            541  Banca IFIS S.p.A. ..................................................            12,339
          8,513  Enel S.p.A. ........................................................            39,193
          3,495  Eni S.p.A. .........................................................            53,453
          2,042  ERG S.p.A. .........................................................            23,629
            299  Industria Macchine Automatiche S.p.A. ..............................            17,633
          1,081  Interpump Group S.p.A. .............................................            17,500
         19,929  Intesa Sanpaolo S.p.A. .............................................            43,893
         18,086  Iren S.p.A .........................................................            29,724
          2,553  Luxottica Group S.p.A ..............................................           123,903
            771  Salvatore Ferragamo S.p.A ..........................................            18,153
          3,586  Snam S.p.A. ........................................................            20,747
          2,504  Societa Cattolica di Assicurazioni SCRL ............................            17,651
          3,094  Terna Rete Elettrica Nazionale S.p.A ...............................            16,846
          5,898  UniCredit S.p.A. ...................................................            14,454
                                                                                       ----------------
                                                                                                476,241
                                                                                       ----------------

                 JAPAN - 15.1%
          1,000  Aeon Co., Ltd. .....................................................            14,524
          1,000  Ajinomoto Co., Inc. ................................................            25,859
          1,000  Asahi Group Holdings Ltd. ..........................................            34,263


                     See Notes to Portfolio of Investments

FIRST TRUST RIVERFRONT DYNAMIC DEVELOPED INTERNATIONAL ETF (RFDI)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2016 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ----------------
COMMON STOCKS (a) (CONTINUED)

                 JAPAN (CONTINUED)
          5,100  Astellas Pharma, Inc. ..............................................  $         86,045
          1,000  Bridgestone Corp. ..................................................            35,292
          1,000  Canon, Inc. ........................................................            28,765
            300  Central Japan Railway Co. ..........................................            56,510
          2,000  Dai-ichi Life Insurance (The) Co., Ltd. ............................            26,579
          1,000  Daicel Corp. .......................................................            11,408
            400  Daikin Industries Ltd. .............................................            35,329
          5,100  Daiwa House Industry Co., Ltd. .....................................           144,900
          1,000  Denso Corp. ........................................................            39,653
          1,000  East Japan Railway Co. .............................................            92,958
            200  FANUC Corp. ........................................................            33,959
          1,000  Fuji Heavy Industries Ltd. .........................................            39,349
          2,000  Haseko Corp. .......................................................            21,542
          1,000  Honda Motor Co., Ltd. ..............................................            27,848
          1,000  Hoya Corp. .........................................................            36,017
          2,000  Iida Group Holdings Co., Ltd. ......................................            40,261
          1,000  ITOCHU Corp. .......................................................            11,491
          1,000  Japan Airport Terminal Co., Ltd. ...................................            44,887
          1,000  Japan Exchange Group, Inc. .........................................            14,407
          2,000  Japan Tobacco, Inc. ................................................            78,895
          4,100  JX Holdings, Inc. ..................................................            15,587
         10,000  Kajima Corp. .......................................................            74,680
          1,000  Kao Corp. ..........................................................            54,423
          3,000  KDDI Corp. .........................................................            92,468
            100  Keyence Corp. ......................................................            71,466
          1,000  Komatsu Ltd. .......................................................            19,792
          2,000  Kubota Corp. .......................................................            29,745
          3,000  LIXIL Group Corp. ..................................................            56,598
          2,000  Marubeni Corp. .....................................................             9,432
          1,000  Mazda Motor Corp. ..................................................            15,166
          2,000  Mitsubishi Chemical Holdings Corp. .................................            11,024
          1,000  Mitsubishi Corp. ...................................................            17,430
         13,000  Mitsubishi Estate Co., Ltd. ........................................           245,769
         10,000  Mitsubishi Heavy Industries Ltd. ...................................            43,426
         12,000  Mitsubishi UFJ Financial Group, Inc. ...............................            61,391
          1,000  Mitsui & Co., Ltd. .................................................            11,844
         10,000  Mitsui Fudosan Co., Ltd. ...........................................           220,856
         22,000  Mizuho Financial Group, Inc. .......................................            36,029
          1,000  MS&AD Insurance Group Holdings, Inc. ...............................            29,460
            400  Murata Manufacturing Co., Ltd. .....................................            50,277
            200  Nintendo Co., Ltd. .................................................            42,152
          1,000  Nippon Steel & Sumitomo Metal Corp. ................................            19,111
          2,000  Nissan Motor Co., Ltd. .............................................            19,836
          3,000  Nomura Holdings, Inc. ..............................................            13,795
          7,100  Obayashi Corp. .....................................................            78,560
          1,000  Ono Pharmaceutical Co., Ltd. .......................................            36,291
          1,000  ORIX Corp. .........................................................            14,348
          3,000  Panasonic Corp. ....................................................            29,725
          2,000  Rakuten, Inc. ......................................................            23,041
          4,100  Sekisui Chemical Co., Ltd. .........................................            60,635


                     See Notes to Portfolio of Investments

FIRST TRUST RIVERFRONT DYNAMIC DEVELOPED INTERNATIONAL ETF (RFDI)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2016 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ----------------
COMMON STOCKS (a) (CONTINUED)

                 JAPAN (CONTINUED)
          5,100  Sekisui House Ltd. .................................................  $         86,395
          1,000  Seven & i Holdings Co., Ltd. .......................................            42,172
         10,000  Shimizu Corp. ......................................................           102,906
          1,000  Shin-Etsu Chemical Co., Ltd. .......................................            69,231
          1,000  Shionogi & Co., Ltd. ...............................................            52,433
          1,000  Shiseido Co., Ltd. .................................................            28,431
          2,000  Softbank Corp. .....................................................           111,785
          1,000  Sompo Japan Nipponkoa Holdings, Inc. ...............................            32,969
          2,000  Sony Corp. .........................................................            64,331
          1,000  Sumitomo Forestry Co., Ltd. ........................................            14,260
          1,000  Sumitomo Mitsui Financial Group, Inc. ..............................            32,420
          5,000  Sumitomo Realty & Development Co., Ltd. ............................           131,597
          1,000  Suzuki Motor Corp. .................................................            31,244
         10,000  Taiheiyo Cement Corp. ..............................................            29,108
         10,000  Taisei Corp. .......................................................            90,655
          1,000  Takeda Pharmaceutical Co., Ltd. ....................................            44,965
          1,000  Terumo Corp. .......................................................            43,466
          2,000  Tohoku Electric Power Co., Inc. ....................................            25,913
          1,000  Tokio Marine Holdings, Inc. ........................................            39,594
          5,100  Tokyo Electric Power Co., Holdings, Inc. (b)........................            20,193
          2,000  TOTO Ltd. ..........................................................            86,931
          3,000  Toyota Motor Corp. .................................................           173,294
          1,000  Unicharm Corp. .....................................................            20,816
          3,000  Yahoo Japan Corp. ..................................................            13,378
          1,000  Yamato Holdings Co., Ltd. ..........................................            24,781
                                                                                       ----------------
                                                                                              3,898,366
                                                                                       ----------------

                 JERSEY - 0.5%
          1,452  Experian PLC .......................................................            28,383
            150  Randgold Resources Ltd. ............................................            17,618
            481  Wolseley PLC .......................................................            26,794
          2,403  WPP PLC ............................................................            54,001
                                                                                       ----------------
                                                                                                126,796
                                                                                       ----------------

                 LUXEMBOURG - 0.1%
          1,552  Subsea 7 S.A. (b) ..................................................            16,601
                                                                                       ----------------

                 NETHERLANDS - 9.6%
          3,465  Aegon N.V. .........................................................            14,124
          3,975  Airbus Group SE ....................................................           233,890
          1,433  Akzo Nobel N.V. ....................................................            92,857
          1,161  ASML Holding N.V. ..................................................           128,424
          1,773  BE Semiconductor Industries N.V. ...................................            52,667
          1,212  Boskalis Westminster ...............................................            44,526
          9,905  CNH Industrial N.V. ................................................            70,623
          2,243  Heineken N.V. ......................................................           211,748
          3,465  ING Groep N.V. .....................................................            38,739
          9,300  Koninklijke Ahold Delhaize N.V. ....................................           222,088
          1,862  Koninklijke DSM N.V. ...............................................           119,199
          3,475  Koninklijke KPN N.V. ...............................................            11,434
          7,490  Koninklijke Philips N.V. ...........................................           199,883


                     See Notes to Portfolio of Investments

FIRST TRUST RIVERFRONT DYNAMIC DEVELOPED INTERNATIONAL ETF (RFDI)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2016 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ----------------
COMMON STOCKS (a) (CONTINUED)

                 NETHERLANDS (CONTINUED)
            801  Koninklijke Vopak N.V. .............................................  $         41,185
            211  NXP Semiconductor N.V. (b)..........................................            17,743
          8,051  RELX N.V. ..........................................................           145,592
         14,682  STMicroelectronics N.V. ............................................           107,137
         13,259  Unilever N.V. ......................................................           614,214
          2,654  Wolters Kluwer N.V. ................................................           111,640
                                                                                       ----------------
                                                                                              2,477,713
                                                                                       ----------------

                 NEW ZEALAND - 0.3%
         18,487  SKY Network Television Ltd. ........................................            65,288
                                                                                       ----------------

                 NORWAY - 1.9%
          2,553  Austevoll Seafood ASA ..............................................            22,467
          4,787  DNB ASA ............................................................            52,681
          2,744  Entra ASA (c).......................................................            29,108
          1,362  Gjensidige Forsikring ASA ..........................................            22,971
            922  Leroey Seafood Group ASA ...........................................            44,269
          1,893  Marine Harvest ASA .................................................            32,219
          7,660  Norsk Hydro ASA ....................................................            32,711
          4,165  Orkla ASA ..........................................................            38,653
            401  Schibsted ASA, Class A .............................................            12,609
            471  Schibsted ASA, Class B .............................................            13,872
          5,849  Statoil ASA ........................................................            92,063
          3,455  Telenor ASA ........................................................            57,698
          1,862  XXL ASA (c).........................................................            22,621
            771  Yara International ASA .............................................            25,066
                                                                                       ----------------
                                                                                                499,008
                                                                                       ----------------

                 PORTUGAL - 0.6%
          2,113  CTT-Correios de Portugal S.A. ......................................            17,708
          6,830  EDP - Energias de Portugal S.A. ....................................            23,427
          6,209  Galp Energia SGPS S.A. .............................................            84,758
          7,432  REN - Redes Energeticas Nacionais SGPS S.A. ........................            22,600
                                                                                       ----------------
                                                                                                148,493
                                                                                       ----------------

                 SINGAPORE - 0.2%
          4,100  ComfortDelGro Corp. Ltd. ...........................................             8,624
          7,100  Keppel Corp., Ltd. .................................................            27,802
          1,000  Singapore Airlines Ltd. ............................................             8,190
                                                                                       ----------------
                                                                                                 44,616
                                                                                       ----------------

                 SPAIN - 6.8%
            811  Abertis Infraestructuras S.A. ......................................            12,757
          2,403  Acerinox S.A. ......................................................            32,118
          3,784  ACS Actividades de Construccion y Servicios S.A. ...................           108,513
             99  Aena S.A. (c).......................................................            14,278
            671  Amadeus IT Group S.A. ..............................................            31,504
         57,905  Banco Bilbao Vizcaya Argentaria S.A. ...............................           338,255
         97,413  Banco Santander S.A. ...............................................           413,196
          1,238  Bankinter S.A. .....................................................             8,637
          1,121  Ferrovial S.A. .....................................................            23,204


                     See Notes to Portfolio of Investments

FIRST TRUST RIVERFRONT DYNAMIC DEVELOPED INTERNATIONAL ETF (RFDI)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2016 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ----------------
COMMON STOCKS (a) (CONTINUED)

                 SPAIN (CONTINUED)
          1,403  Gas Natural SDG S.A. ...............................................  $         29,026
          2,544  Grifols S.A. .......................................................            55,774
          5,908  Iberdrola S.A. .....................................................            40,589
          2,443  Indra Sistemas S.A. ................................................            29,621
          1,623  Industria de Diseno Textil S.A. ....................................            56,141
         32,378  Mapfre S.A. ........................................................            79,347
          3,264  Prosegur Cia de Seguridad S.A. .....................................            22,187
            971  Repsol S.A. ........................................................            12,240
         44,957  Telefonica S.A. ....................................................           440,696
                                                                                       ----------------
                                                                                              1,748,083
                                                                                       ----------------

                 SWEDEN - 1.2%
          1,151  Assa Abloy AB, Class B .............................................            25,261
            771  Atlas Copco AB, Class A ............................................            21,651
            680  Bilia AB, Class A ..................................................            17,443
          1,081  Hennes & Mauritz AB, Class B .......................................            32,656
            781  Holmen AB, Class B .................................................            26,450
            743  Indutrade AB .......................................................            15,699
            551  Investor AB, Class B ...............................................            18,983
            922  Modern Times Group MTG AB, Class B .................................            24,039
          2,765  Nordea Bank AB .....................................................            24,639
          3,034  Peab AB ............................................................            24,394
          4,055  Ratos AB, Class B ..................................................            20,495
          1,773  Skandinaviska Enskilda Banken AB, Class A ..........................            15,550
          1,483  Swedbank AB, Class A ...............................................            31,161
          1,803  Volvo AB, Class B ..................................................            19,216
                                                                                       ----------------
                                                                                                317,637
                                                                                       ----------------

                 SWITZERLAND - 2.4%
            451  Cembra Money Bank AG ...............................................            32,387
            440  Cie Financiere Richemont S.A. ......................................            26,762
             30  Geberit AG .........................................................            11,576
          2,143  Nestle S.A. ........................................................           171,803
          1,483  Novartis AG ........................................................           122,869
            621  Roche Holding AG ...................................................           158,582
             41  Swisscom AG ........................................................            20,183
          3,304  UBS Group AG .......................................................            45,510
             99  Zurich Insurance Group AG ..........................................            23,790
                                                                                       ----------------
                                                                                                613,462
                                                                                       ----------------

                 UNITED KINGDOM - 10.2%
          2,844  Aberdeen Asset Management PLC ......................................            11,988
          1,621  Amec Foster Wheeler PLC ............................................             9,566
          2,374  ARM Holdings PLC ...................................................            52,532
          1,222  Ashtead Group PLC ..................................................            19,342
          2,174  AstraZeneca PLC ....................................................           145,240
          3,736  Aviva PLC ..........................................................            19,338
          3,615  BAE Systems PLC ....................................................            25,548
         15,503  Barclays PLC .......................................................            31,710
          2,473  Barratt Developments PLC ...........................................            14,319
          1,893  Bodycote PLC .......................................................            14,668


                     See Notes to Portfolio of Investments

FIRST TRUST RIVERFRONT DYNAMIC DEVELOPED INTERNATIONAL ETF (RFDI)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2016 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ----------------
COMMON STOCKS (a) (CONTINUED)

                 UNITED KINGDOM (CONTINUED)
         16,674  BP PLC .............................................................  $         94,194
          3,805  British American Tobacco PLC .......................................           242,949
         11,998  BT Group PLC .......................................................            65,635
            831  Bunzl PLC ..........................................................            26,010
          1,101  Burberry Group PLC .................................................            19,234
          1,602  Capita PLC .........................................................            20,354
          1,973  Cineworld Group PLC ................................................            15,341
          3,055  Compass Group PLC ..................................................            58,059
            360  Cranswick PLC ......................................................            11,153
            281  Croda International PLC ............................................            12,365
          2,623  Dairy Crest Group PLC ..............................................            20,933
            463  Dechra Pharmaceuticals PLC .........................................             8,150
          4,347  Diageo PLC .........................................................           124,323
          2,413  Dixons Carphone PLC ................................................            11,161
          3,005  Domino's Pizza Group PLC ...........................................            15,785
          5,428  Electrocomponents PLC ..............................................            21,063
            242  Fidessa Group PLC ..................................................             7,815
          3,181  G4S PLC ............................................................             7,843
            615  Galliford Try PLC ..................................................             7,993
          6,288  GlaxoSmithKline PLC ................................................           140,473
            320  Go-Ahead Group PLC .................................................             7,742
            643  Hargreaves Lansdown PLC ............................................            11,054
         19,168  HSBC Holdings PLC ..................................................           125,596
          1,063  Inmarsat PLC .......................................................            11,001
            483  InterContinental Hotels Group ......................................            19,317
            391  Intertek Group PLC .................................................            18,758
          7,140  ITV PLC ............................................................            18,521
            411  Johnson Matthey PLC ................................................            17,819
            585  Kier Group PLC .....................................................             8,323
          3,214  Kingfisher PLC .....................................................            14,305
         17,496  Ladbrokes PLC ......................................................            32,116
          1,833  Laird PLC ..........................................................             7,115
          8,933  Legal & General Group PLC ..........................................            24,319
         52,657  Lloyds Banking Group PLC ...........................................            37,040
            761  London Stock Exchange Group PLC ....................................            27,948
          3,115  Mitie Group PLC ....................................................            10,253
            792  Mondi PLC ..........................................................            16,037
          6,750  National Grid PLC ..................................................            96,747
            761  Persimmon PLC ......................................................            16,991
          4,175  Prudential PLC .....................................................            73,764
          1,101  Reckitt Benckiser Group PLC ........................................           106,690
          1,862  RELX PLC ...........................................................            35,362
          1,121  Rio Tinto PLC ......................................................            36,518
          4,737  Royal Dutch Shell PLC, Class A .....................................           121,873
          3,395  Royal Dutch Shell PLC, Class B .....................................            89,952
          1,682  SABMiller PLC ......................................................            98,257
          2,103  Sage Group (The) PLC ...............................................            19,830
            855  Savills PLC ........................................................             7,910


                     See Notes to Portfolio of Investments

FIRST TRUST RIVERFRONT DYNAMIC DEVELOPED INTERNATIONAL ETF (RFDI)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2016 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ----------------
COMMON STOCKS (a) (CONTINUED)

                 UNITED KINGDOM (CONTINUED)
            299  Schroders PLC ......................................................  $         10,360
          1,922  Sky PLC ............................................................            23,414
          1,272  St. James's Place PLC ..............................................            15,589
          3,024  Standard Chartered PLC .............................................            24,197
          1,792  Synthomer PLC ......................................................             8,678
          9,464  Taylor Wimpey PLC ..................................................            19,376
            612  Travis Perkins PLC .................................................            12,635
          2,405  Tullett Prebon PLC .................................................            10,574
            393  Ultra Electronics Holdings PLC .....................................             8,899
          1,071  Unite Group (The) PLC ..............................................             8,979
          2,024  United Utilities Group PLC .........................................            27,242
         22,012  Vodafone Group PLC .................................................            66,872
            500  WS Atkins PLC ......................................................             9,271
                                                                                       ----------------
                                                                                              2,632,328
                                                                                       ----------------
                 TOTAL COMMON STOCKS ................................................        25,304,780
                 (Cost $24,977,052)                                                    ----------------

REAL ESTATE INVESTMENT TRUSTS (a) - 1.6%

                 AUSTRALIA - 0.7%
         21,451  Westfield Corp. ....................................................           174,102
                                                                                       ----------------

                 BELGIUM - 0.4%
            521  Cofinimmo S.A. .....................................................            65,034
            270  Warehouses De Pauw CVA .............................................            27,837
                                                                                       ----------------
                                                                                                 92,871
                                                                                       ----------------

                 FRANCE - 0.2%
            391  Klepierre ..........................................................            18,721
             99  Unibail-Rodamco SE .................................................            27,244
                                                                                       ----------------
                                                                                                 45,965
                                                                                       ----------------

                 HONG KONG - 0.1%
          5,000  Link REIT ..........................................................            37,315
                                                                                       ----------------

                 UNITED KINGDOM - 0.2%
          1,292  Big Yellow Group PLC ...............................................            12,140
          1,433  British Land (The) Co., PLC ........................................            12,725
          1,157  Hammerson PLC ......................................................             8,537
          1,032  Land Securities Group PLC ..........................................            14,942
                                                                                       ----------------
                                                                                                 48,344
                                                                                       ----------------
                 TOTAL REAL ESTATE INVESTMENT TRUSTS ................................           398,597
                 (Cost $389,891)                                                       ----------------

                 TOTAL INVESTMENTS - 99.9% ..........................................        25,703,377
                 (Cost $25,366,943) (d)

                 NET OTHER ASSETS AND LIABILITIES - 0.1% ............................            32,287
                                                                                       ----------------
                 NET ASSETS - 100.0% ................................................  $     25,735,664
                                                                                       ================


                     See Notes to Portfolio of Investments

FIRST TRUST RIVERFRONT DYNAMIC DEVELOPED INTERNATIONAL ETF (RFDI)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2016 (UNAUDITED)

-----------------------------

(a) Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.

(b)   Non-income producing security.

(c) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such it does not require the additional disclosure required of restricted securities.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of July 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,147,077 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $810,643.

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of July 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                   ASSETS TABLE

                                                                                      LEVEL 2         LEVEL 3
                                                     TOTAL           LEVEL 1        SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                   7/31/2016         PRICES           INPUTS           INPUTS
                                                ---------------  ---------------  ---------------  ---------------
Common Stocks*................................  $    25,304,780  $    25,304,780  $            --  $            --
Real Estate Investment Trusts*................          398,597          398,597               --               --
                                                ---------------  ---------------  ---------------  ---------------
Total Investments.............................  $    25,703,377  $    25,703,377  $            --  $            --
                                                ===============  ===============  ===============  ===============

                                                LIABILITIES TABLE

                                                                                      LEVEL 2         LEVEL 3
                                                     TOTAL           LEVEL 1        SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                   7/31/2016         PRICES           INPUTS           INPUTS
                                                ---------------  ---------------  ---------------  ---------------
Forward Foreign Currency Contracts**..........  $      (131,340) $            --  $      (131,340) $            --
                                                ===============  ===============  ===============  ===============

*  See Portfolio of Investments for country breakout.
** See the table of Forward Foreign Currency Contracts for contract and currency detail.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at July 31, 2016.

                                   FORWARD FOREIGN CURRENCY CONTRACTS
                            -------------------------------------------------
                                                                 PURCHASE           SALE          UNREALIZED
SETTLEMENT                      AMOUNT           AMOUNT         VALUE AS OF      VALUE AS OF     APPRECIATION/
   DATE      COUNTERPARTY    PURCHASED (a)      SOLD (a)       JULY 31, 2016    JULY 31, 2016   (DEPRECIATION)
----------  --------------  ---------------  ---------------  ---------------  ---------------  ---------------
08/31/16         BBH        USD   5,710,000  EUR   5,190,154  $     5,710,000  $     5,809,207  $       (99,207)
08/31/16         BBH        USD   1,685,000  GBP   1,283,027        1,685,000        1,698,814          (13,814)
08/31/16         BBH        USD     732,100  JPY  76,492,004          732,100          750,419          (18,319)
                                                                                                ---------------
Net unrealized appreciation (depreciation)....................................................  $      (131,340)
                                                                                                ===============

(a) Please see Currency Exposure Diversification Table for currency descriptions.

Counterparty Abbreviations:
      BBH  Brown Brothers Harriman and Co.


                     See Notes to Portfolio of Investments

FIRST TRUST RIVERFRONT DYNAMIC DEVELOPED INTERNATIONAL ETF (RFDI)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2016 (UNAUDITED)

CURRENCY EXPOSURE                    % OF TOTAL
DIVERSIFICATION                    INVESTMENTS +
------------------------------------------------
USD                                     32.1%
EUR                                     20.8
GBP                                     14.3
JPY                                     11.7
AUD                                      7.8
CHF                                      4.2
NOK                                      3.1
HKD                                      2.9
SEK                                      1.9
DKK                                      0.9
SGD                                      0.3
CAD                                      0.0*
NZD                                      0.0*
--------------------------------------------
                              Total    100.0%
                                       =====

+ The weightings include the impact of currency forwards.

* Amount is less than 0.1%.


Currency Abbreviations
     AUD Australian Dollar
     CAD Canadian Dollar
     CHF Swiss Franc
     DKK Denmark Krone
     EUR Euro
     GBP British Pound Sterling
     HKD Hong Kong Dollar
     JPY Japanese Yen
     NOK Norwegian Krone
     NZD New Zealand Dollar
     SEK Swedish Krona
     SGD Singapore Dollar
     USD United States Dollar


                                                % OF TOTAL
SECTOR ALLOCATION                              INVESTMENTS
-----------------------------------------------------------
Financials                                        18.9%
Industrials                                       17.8
Consumer Staples                                  15.9
Consumer Discretionary                            13.6
Health Care                                        9.8
Materials                                          7.1
Information Technology                             6.1
Telecommunication Services                         4.8
Energy                                             3.5
Utilities                                          2.5
                                                 -----
TOTAL                                            100.0%
                                                 =====


                     See Notes to Portfolio of Investments

FIRST TRUST RIVERFRONT DYNAMIC EUROPE ETF (RFEU)
PORTFOLIO OF INVESTMENTS
JULY 31, 2016 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ----------------
COMMON STOCKS (a) - 98.9%

                 AUSTRALIA - 0.3%
          2,130  Rio Tinto Ltd. .....................................................  $         80,222
                                                                                       ----------------

                 AUSTRIA - 0.2%
            852  ANDRITZ AG .........................................................            43,436
                                                                                       ----------------

                 BELGIUM - 5.0%
            274  Ageas ..............................................................             9,219
          8,494  Anheuser-Busch InBev S.A./N.V. .....................................         1,094,922
          1,401  Bekaert S.A. .......................................................            64,196
            690  Proximus S.A. DP ...................................................            21,534
          1,056  Solvay S.A. ........................................................           109,572
                                                                                       ----------------
                                                                                              1,299,443
                                                                                       ----------------

                 DENMARK - 1.1%
          1,188  Danske Bank A/S ....................................................            32,282
            568  Dfds A/S (b)........................................................            25,960
          2,344  Novo Nordisk A/S, Class B ..........................................           133,554
            234  Pandora A/S ........................................................            30,457
            649  Royal Unibrew A/S ..................................................            29,848
            744  Tryg A/S ...........................................................            13,877
            304  Vestas Wind Systems A/S ............................................            21,218
                                                                                       ----------------
                                                                                                287,196
                                                                                       ----------------

                 FINLAND - 3.9%
            872  Amer Sports OYJ ....................................................            24,743
            924  Elisa OYJ ..........................................................            33,512
          6,049  Kemira OYJ .........................................................            79,530
          5,075  Kone OYJ, Class B ..................................................           256,969
          2,477  Konecranes OYJ .....................................................            74,604
          2,842  Metso OYJ ..........................................................            78,830
         33,226  Nokia OYJ ..........................................................           190,934
            914  Nokian Renkaat OYJ .................................................            33,956
          2,008  Ramirent OYJ .......................................................            17,017
            740  Sampo OYJ, Class A .................................................            30,669
          1,694  Tieto OYJ ..........................................................            48,749
          3,115  Valmet OYJ .........................................................            40,676
          2,243  Wartsila OYJ Abp ...................................................            97,348
                                                                                       ----------------
                                                                                              1,007,537
                                                                                       ----------------

                 FRANCE - 19.8%
            578  Accor S.A. .........................................................            24,184
          2,354  Air Liquide S.A. ...................................................           251,045
            417  Alten S.A. .........................................................            28,914
            781  Arkema S.A. ........................................................            66,683
          2,385  AXA S.A. ...........................................................            48,609
          1,289  BNP Paribas S.A. ...................................................            63,920
            761  Bouygues S.A. ......................................................            22,512
          3,268  Bureau Veritas S.A. ................................................            70,990
            335  Capgemini S.A. .....................................................            32,191
          1,766  Casino Guichard Perrachon S.A. .....................................            95,659


                     See Notes to Portfolio of Investments

FIRST TRUST RIVERFRONT DYNAMIC EUROPE ETF (RFEU)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2016 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ----------------
COMMON STOCKS (a) (CONTINUED)

                 FRANCE (CONTINUED)
            720  Christian Dior SE ..................................................  $        130,202
            558  Cie de Saint-Gobain ................................................            23,644
          1,198  Cie Generale des Etablissements Michelin ...........................           122,471
            755  CNP Assurances .....................................................            11,535
          4,749  Danone S.A. ........................................................           365,710
            629  Dassault Systemes ..................................................            51,947
          2,477  Edenred ............................................................            56,175
          2,811  Engie S.A. .........................................................            46,276
            852  Essilor International S.A. .........................................           109,113
            214  Hermes International ...............................................            92,064
            548  Imerys S.A. ........................................................            38,867
            345  Ingenico Group S.A. ................................................            37,811
            720  Kering .............................................................           136,763
          2,437  L'Oreal S.A. .......................................................           463,857
            730  Lagardere SCA ......................................................            18,645
          1,756  Legrand S.A. .......................................................            96,884
          2,567  LVMH Moet Hennessy Louis Vuitton SE ................................           440,244
          1,401  Neopost S.A. .......................................................            38,907
          2,598  Orange S.A. ........................................................            39,764
          1,381  Pernod Ricard S.A. .................................................           157,793
          1,167  Publicis Groupe S.A. ...............................................            86,893
            224  Renault S.A. .......................................................            19,596
            386  Rubis SCA ..........................................................            31,153
          2,344  Safran S.A. ........................................................           159,332
          7,602  Sanofi .............................................................           647,202
          4,110  Schneider Electric SE ..............................................           268,898
          2,467  SCOR SE ............................................................            72,083
            345  Societe BIC S.A. ...................................................            50,991
            883  Societe Generale S.A. ..............................................            30,164
            842  Sodexo S.A. ........................................................            98,607
          1,218  Technip S.A. .......................................................            67,984
            255  Teleperformance ....................................................            23,717
            274  Thales S.A. ........................................................            24,963
          3,064  TOTAL S.A. .........................................................           146,477
          1,673  Valeo S.A. .........................................................            85,852
            558  Vinci S.A. .........................................................            42,353
          2,202  Vivendi S.A. .......................................................            43,291
                                                                                       ----------------
                                                                                              5,082,935
                                                                                       ----------------

                 GERMANY - 19.8%
          1,492  adidas AG ..........................................................           244,787
            558  Allianz SE .........................................................            80,039
            264  AURELIUS SE & Co., KGaA ............................................            16,083
          1,117  BASF SE ............................................................            87,741
          5,044  Bayer AG ...........................................................           542,603
          4,222  Bayerische Motoren Werke AG ........................................           363,691
          1,309  Brenntag AG ........................................................            64,992
            761  Carl Zeiss Meditec AG ..............................................            28,417
            224  Continental AG .....................................................            46,956


                     See Notes to Portfolio of Investments

FIRST TRUST RIVERFRONT DYNAMIC EUROPE ETF (RFEU)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2016 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ----------------
COMMON STOCKS (a) (CONTINUED)

                 GERMANY (CONTINUED)
          8,484  Daimler AG .........................................................  $        576,884
          1,674  Deutsche Bank AG (b)................................................            22,505
            417  Deutsche Boerse AG .................................................            35,017
          1,136  Deutsche Post AG ...................................................            33,898
          6,546  Deutsche Telekom AG ................................................           111,423
          1,056  Deutsche Wohnen AG .................................................            39,521
          1,249  Fresenius Medical Care AG & Co., KGaA ..............................           114,168
          1,846  Fresenius SE & Co., KGaA ...........................................           137,843
          1,381  GEA Group AG .......................................................            73,701
            203  Gerresheimer AG ....................................................            17,423
          1,167  Hannover Rueck SE ..................................................           119,407
            842  HeidelbergCement AG ................................................            71,298
            488  HOCHTIEF AG ........................................................            63,970
          6,515  Infineon Technologies AG ...........................................           107,800
          2,172  K+S AG .............................................................            45,373
          1,126  Linde AG ...........................................................           162,016
          1,350  Merck KGaA .........................................................           149,058
            314  MTU Aero Engines AG ................................................            32,086
            203  Muenchener Rueckversicherungs-Gesellschaft AG, in Muenchen .........            33,862
            376  Norma Group SE .....................................................            19,541
            761  OSRAM Licht AG .....................................................            39,554
            914  ProSiebenSat.1 Media SE ............................................            41,783
          6,840  SAP SE .............................................................           599,611
          7,439  Siemens AG .........................................................           807,728
            225  Sixt SE ............................................................            12,047
            446  Software AG ........................................................            17,985
            954  Symrise AG .........................................................            67,237
            751  thyssenKrupp AG ....................................................            17,212
            214  Volkswagen AG (Preference Shares) ..................................            30,098
            791  Vonovia SE .........................................................            31,350
                                                                                       ----------------
                                                                                              5,106,708
                                                                                       ----------------

                 IRELAND - 1.1%
          6,536  CRH PLC ............................................................           200,767
            417  Kerry Group PLC, Class A ...........................................            35,688
            224  Paddy Power Betfair PLC ............................................            26,295
          2,020  UDG Healthcare PLC .................................................            15,546
                                                                                       ----------------
                                                                                                278,296
                                                                                       ----------------

                 ITALY - 2.5%
          1,421  Assicurazioni Generali S.p.A. ......................................            18,715
            730  Atlantia S.p.A. ....................................................            18,241
            730  Banca IFIS S.p.A. ..................................................            16,649
         11,528  Enel S.p.A. ........................................................            53,074
          4,739  Eni S.p.A. .........................................................            72,479
          2,770  ERG S.p.A. .........................................................            32,052
            407  Industria Macchine Automatiche S.p.A. ..............................            24,003
          1,473  Interpump Group S.p.A. .............................................            23,846
         26,986  Intesa Sanpaolo S.p.A. .............................................            59,436


                     See Notes to Portfolio of Investments

FIRST TRUST RIVERFRONT DYNAMIC EUROPE ETF (RFEU)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2016 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ----------------
COMMON STOCKS (a) (CONTINUED)

                 ITALY (CONTINUED)
         24,489  Iren S.p.A .........................................................  $         40,247
          3,461  Luxottica Group S.p.A ..............................................           167,970
          1,035  Salvatore Ferragamo S.p.A ..........................................            24,369
          4,851  Snam S.p.A. ........................................................            28,066
          3,389  Societa Cattolica di Assicurazioni SCRL ............................            23,889
          4,181  Terna Rete Elettrica Nazionale S.p.A ...............................            22,764
          8,334  UniCredit S.p.A. ...................................................            20,424
                                                                                       ----------------
                                                                                                646,224
                                                                                       ----------------

                 JERSEY - 0.7%
          1,959  Experian PLC .......................................................            38,293
            203  Randgold Resources Ltd. ............................................            23,844
            649  Wolseley PLC .......................................................            36,152
          3,258  WPP PLC ............................................................            73,214
                                                                                       ----------------
                                                                                                171,503
                                                                                       ----------------

                 LUXEMBOURG - 0.1%
          2,101  Subsea 7 S.A. (b)...................................................            22,474
                                                                                       ----------------

                 NETHERLANDS - 13.0%
          4,688  Aegon N.V. .........................................................            19,109
          5,379  Airbus Group SE ....................................................           316,502
          1,938  Akzo Nobel N.V. ....................................................           125,581
          1,572  ASML Holding N.V. ..................................................           173,887
          2,405  BE Semiconductor Industries N.V. ...................................            71,441
          1,634  Boskalis Westminster ...............................................            60,029
         13,407  CNH Industrial N.V. ................................................            95,592
          3,044  Heineken N.V. ......................................................           287,365
          4,699  ING Groep N.V. .....................................................            52,535
         12,613  Koninklijke Ahold Delhaize N.V. ....................................           301,204
          2,517  Koninklijke DSM N.V. ...............................................           161,130
          4,709  Koninklijke KPN N.V. ...............................................            15,494
         10,148  Koninklijke Philips N.V. ...........................................           270,816
          1,086  Koninklijke Vopak N.V. .............................................            55,839
            274  NXP Semiconductor N.V. (b)..........................................            23,041
         10,910  RELX N.V. ..........................................................           197,293
         19,881  STMicroelectronics N.V. ............................................           145,075
         17,963  Unilever N.V. ......................................................           832,124
          3,592  Wolters Kluwer N.V. ................................................           151,097
                                                                                       ----------------
                                                                                              3,355,154
                                                                                       ----------------

                 NORWAY - 2.6%
          3,451  Austevoll Seafood ASA ..............................................            30,370
          6,486  DNB ASA ............................................................            71,378
          3,715  Entra ASA (c).......................................................            39,408
          1,836  Gjensidige Forsikring ASA ..........................................            30,966
          1,249  Leroey Seafood Group ASA ...........................................            59,969
          2,567  Marine Harvest ASA .................................................            43,690
         10,372  Norsk Hydro ASA ....................................................            44,293
          5,642  Orkla ASA ..........................................................            52,360


                     See Notes to Portfolio of Investments

FIRST TRUST RIVERFRONT DYNAMIC EUROPE ETF (RFEU)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2016 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ----------------
COMMON STOCKS (a) (CONTINUED)

                 NORWAY (CONTINUED)
            548  Schibsted ASA, Class A .............................................  $         17,231
            629  Schibsted ASA, Class B .............................................            18,526
          7,925  Statoil ASA ........................................................           124,739
          4,688  Telenor ASA ........................................................            78,289
          2,527  XXL ASA (c).........................................................            30,700
          1,046  Yara International ASA .............................................            34,007
                                                                                       ----------------
                                                                                                675,926
                                                                                       ----------------

                 PORTUGAL - 0.8%
          2,852  CTT-Correios de Portugal S.A. ......................................            23,901
          9,246  EDP - Energias de Portugal S.A. ....................................            31,714
          8,413  Galp Energia SGPS S.A. .............................................           114,844
         10,068  Redes Energeticas Nacionais SGPS S.A. ..............................            30,617
                                                                                       ----------------
                                                                                                201,076
                                                                                       ----------------

                 SPAIN - 9.2%
          1,097  Abertis Infraestructuras S.A. ......................................            17,256
          3,247  Acerinox S.A. ......................................................            43,398
          5,125  ACS Actividades de Construccion y Servicios S.A. ...................           146,968
            142  Aena S.A. (c).......................................................            20,480
            914  Amadeus IT Group S.A., Class A .....................................            42,913
         78,419  Banco Bilbao Vizcaya Argentaria S.A. ...............................           458,088
        131,922  Banco Santander S.A. ...............................................           559,572
          1,674  Bankinter S.A. .....................................................            11,678
          1,523  Ferrovial S.A. .....................................................            31,526
          1,898  Gas Natural SDG S.A. ...............................................            39,267
          3,451  Grifols S.A. .......................................................            75,660
          7,997  Iberdrola S.A. .....................................................            54,940
          3,319  Indra Sistemas S.A. (b) ............................................            40,242
          2,192  Industria de Diseno Textil S.A. ....................................            75,823
         43,842  Mapfre S.A. ........................................................           107,442
          4,425  Prosegur Cia de Seguridad S.A. .....................................            30,079
          1,320  Repsol S.A. ........................................................            16,639
         60,881  Telefonica S.A. ....................................................           596,794
                                                                                       ----------------
                                                                                              2,368,765
                                                                                       ----------------

                 SWEDEN - 1.7%
          1,562  Assa Abloy AB ......................................................            34,281
          1,046  Atlas Copco AB, Class A ............................................            29,374
            924  Bilia AB, Class A ..................................................            23,702
          1,463  Hennes & Mauritz AB, Class B .......................................            44,196
          1,056  Holmen AB ..........................................................            35,764
            996  Indutrade AB .......................................................            21,044
            740  Investor AB, Class B ...............................................            25,494
          1,249  Modern Times Group MTG AB, Class B .................................            32,564
          3,744  Nordea Bank AB .....................................................            33,362
          4,110  Peab AB ............................................................            33,045
          5,491  Ratos AB ...........................................................            27,753
          2,395  Skandinaviska Enskilda Banken AB, Class A ..........................            21,006


                     See Notes to Portfolio of Investments

FIRST TRUST RIVERFRONT DYNAMIC EUROPE ETF (RFEU)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2016 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ----------------
COMMON STOCKS (a) (CONTINUED)

                 SWEDEN (CONTINUED)
          2,008  Swedbank AB, Class A ...............................................  $         42,192
          2,437  Volvo AB, Class B ..................................................            25,974
                                                                                       ----------------
                                                                                                429,751
                                                                                       ----------------

                 SWITZERLAND - 3.2%
            608  Cembra Money Bank AG ...............................................            43,662
            598  Cie Financiere Richemont S.A. ......................................            36,372
             41  Geberit AG .........................................................            15,821
          2,912  Nestle S.A. ........................................................           233,453
          2,008  Novartis AG ........................................................           166,366
            842  Roche Holding AG ...................................................           215,017
             61  Swisscom AG ........................................................            30,028
          4,475  UBS Group AG .......................................................            61,640
            142  Zurich Insurance Group AG ..........................................            34,123
                                                                                       ----------------
                                                                                                836,482
                                                                                       ----------------

                 UNITED KINGDOM - 13.9%
          3,857  Aberdeen Asset Management PLC ......................................            16,258
          2,182  Amec Foster Wheeler PLC ............................................            12,877
          3,217  ARM Holdings PLC ...................................................            71,186
          1,653  Ashtead Group PLC ..................................................            26,164
          2,933  AstraZeneca PLC ....................................................           195,947
          5,054  Aviva PLC ..........................................................            26,160
          4,891  BAE Systems PLC ....................................................            34,566
         20,987  Barclays PLC .......................................................            42,927
          3,349  Barratt Developments PLC ...........................................            19,391
          2,567  Bodycote PLC .......................................................            19,891
         22,591  BP PLC .............................................................           127,620
          5,155  British American Tobacco PLC .......................................           329,146
         16,247  BT Group PLC .......................................................            88,879
          1,126  Bunzl PLC ..........................................................            35,243
          1,492  Burberry Group PLC .................................................            26,065
          2,172  Capita PLC .........................................................            27,596
          2,669  Cineworld Group PLC ................................................            20,752
          4,141  Compass Group PLC ..................................................            78,699
            488  Cranswick PLC ......................................................            15,119
            382  Croda International PLC ............................................            16,810
          3,563  Dairy Crest Group PLC ..............................................            28,434
            633  Dechra Pharmaceuticals PLC .........................................            11,142
          5,885  Diageo PLC .........................................................           168,310
          3,258  Dixons Carphone PLC ................................................            15,070
          4,079  Domino's Pizza Group PLC ...........................................            21,426
          7,358  Electrocomponents PLC ..............................................            28,552
            337  Fidessa Group PLC ..................................................            10,882
          4,308  G4S PLC ............................................................            10,622
            832  Galliford Try PLC ..................................................            10,813
          8,515  GlaxoSmithKline PLC ................................................           190,224
            429  Go-Ahead Group PLC .................................................            10,379
            862  Hargreaves Lansdown PLC ............................................            14,819


                     See Notes to Portfolio of Investments

FIRST TRUST RIVERFRONT DYNAMIC EUROPE ETF (RFEU)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2016 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ----------------
COMMON STOCKS (a) (CONTINUED)

                 UNITED KINGDOM (CONTINUED)
         25,960  HSBC Holdings PLC ..................................................  $        170,100
          1,441  Inmarsat PLC .......................................................            14,913
            659  InterContinental Hotels Group PLC ..................................            26,356
            527  Intertek Group PLC .................................................            25,283
          9,662  ITV PLC ............................................................            25,063
            558  Johnson Matthey PLC ................................................            24,193
            786  Kier Group PLC .....................................................            11,182
          4,354  Kingfisher PLC .....................................................            19,379
         23,687  Ladbrokes PLC ......................................................            43,480
          2,491  Laird PLC ..........................................................             9,669
         12,096  Legal & General Group PLC ..........................................            32,929
         71,304  Lloyds Banking Group PLC ...........................................            50,156
          1,035  London Stock Exchange Group PLC ....................................            38,011
          4,222  Mitie Group PLC ....................................................            13,896
          1,066  Mondi PLC ..........................................................            21,585
          9,144  National Grid PLC ..................................................           131,061
          1,025  Persimmon PLC ......................................................            22,885
          5,652  Prudential PLC .....................................................            99,860
          1,492  Reckitt Benckiser Group PLC ........................................           144,579
          2,517  RELX PLC ...........................................................            47,802
          1,512  Rio Tinto PLC ......................................................            49,256
          6,414  Royal Dutch Shell PLC, Class A .....................................           165,019
          4,596  Royal Dutch Shell PLC, Class B .....................................           121,773
          2,273  SABMiller PLC ......................................................           132,782
          2,842  Sage Group (The) PLC ...............................................            26,799
          1,146  Savills PLC ........................................................            10,602
            407  Schroders PLC ......................................................            14,102
          2,598  Sky PLC ............................................................            31,650
          1,714  St. James's Place PLC ..............................................            21,005
          4,090  Standard Chartered PLC .............................................            32,726
          2,430  Synthomer PLC ......................................................            11,767
         12,817  Taylor Wimpey PLC ..................................................            26,241
            832  Travis Perkins PLC .................................................            17,177
          3,247  Tullett Prebon PLC .................................................            14,275
            527  Ultra Electronics Holdings PLC .....................................            11,934
          1,452  Unite Group (The) PLC ..............................................            12,174
          2,740  United Utilities Group PLC .........................................            36,879
         29,817  Vodafone Group PLC .................................................            90,583
            680  WS Atkins PLC ......................................................            12,608
                                                                                       ----------------
                                                                                              3,563,703
                                                                                       ----------------
                 TOTAL COMMON STOCKS ................................................        25,456,831
                 (Cost $25,413,732)                                                    ----------------

REAL ESTATE INVESTMENT TRUSTS (a) - 1.0%

                 BELGIUM - 0.5%
            700  Cofinimmo S.A. .....................................................            87,377


                     See Notes to Portfolio of Investments

FIRST TRUST RIVERFRONT DYNAMIC EUROPE ETF (RFEU)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2016 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ----------------
REAL ESTATE INVESTMENT TRUSTS (a) (CONTINUED)

                 BELGIUM (CONTINUED)
            366  Warehouses De Pauw CVA .............................................  $         37,735
                                                                                       ----------------
                                                                                                125,112
                                                                                       ----------------

                 FRANCE - 0.2%
            527  Klepierre ..........................................................            25,232
            132  Unibail-Rodamco SE .................................................            36,326
                                                                                       ----------------
                                                                                                 61,558
                                                                                       ----------------

                 UNITED KINGDOM - 0.3%
          1,746  Big Yellow Group PLC ...............................................            16,406
          1,938  British Land (The) Co., PLC ........................................            17,210
          1,562  Hammerson PLC ......................................................            11,525
          1,391  Land Securities Group PLC ..........................................            20,140
                                                                                       ----------------
                                                                                                 65,281
                                                                                       ----------------
                 TOTAL REAL ESTATE INVESTMENT TRUSTS ................................           251,951
                 (Cost $258,858)                                                       ----------------

                 TOTAL INVESTMENTS - 99.9% ..........................................        25,708,782
                 (Cost $25,672,590) (d)

                 NET OTHER ASSETS AND LIABILITIES - 0.1% ............................            18,873
                                                                                       ----------------
                 NET ASSETS - 100.0% ................................................  $     25,727,655
                                                                                       ================

-----------------------------

(a) Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.

(b)   Non-income producing security.

(c) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of July 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $957,592 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $921,400.


                     See Notes to Portfolio of Investments

FIRST TRUST RIVERFRONT DYNAMIC EUROPE ETF (RFEU)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2016 (UNAUDITED)


-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of July 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                   ASSETS TABLE

                                                                                      LEVEL 2         LEVEL 3
                                                     TOTAL           LEVEL 1        SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                   7/31/2016         PRICES           INPUTS           INPUTS
                                                ---------------  ---------------  ---------------  ---------------
Common Stocks*................................  $    25,456,831  $    25,456,831  $            --  $            --
Real Estate Investment Trusts*................          251,951          251,951               --               --
                                                ---------------  ---------------  ---------------  ---------------
Total Investments.............................  $    25,708,782  $    25,708,782  $            --  $            --
                                                ---------------  ---------------  ---------------  ---------------

                                                LIABILITIES TABLE

                                                                                      LEVEL 2         LEVEL 3
                                                     TOTAL           LEVEL 1        SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                   7/31/2016         PRICES           INPUTS           INPUTS
                                                ---------------  ---------------  ---------------  ---------------
Forward Foreign Currency Contracts**..........  $      (150,925) $            --  $      (150,925) $            --
                                                ---------------  ---------------  ---------------  ---------------

*  See Portfolio of Investments for country breakout.
** See the Forward Foreign Currency Contracts table for contract and currency detail.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at July 31, 2016.

                                   FORWARD FOREIGN CURRENCY CONTRACTS
                            -------------------------------------------------
                                                                 PURCHASE           SALE          UNREALIZED
SETTLEMENT                      AMOUNT           AMOUNT         VALUE AS OF      VALUE AS OF     APPRECIATION/
   DATE      COUNTERPARTY    PURCHASED (a)      SOLD (a)       JULY 31, 2016    JULY 31, 2016   (DEPRECIATION)
----------  --------------  ---------------  ---------------  ---------------  ---------------  ---------------
 8/31/16         BBH        USD   7,626,000  Euro  6,931,719  $     7,626,000  $    7,758,495   $    (132,495)
 8/31/16         BBH        USD   2,248,000  GBP   1,711,719        2,248,000       2,266,430         (18,430)
                                                                                                -------------
Net Unrealized Appreciation (Depreciation)....................................................  $    (150,925)
                                                                                                =============

(a) Please see Currency Exposure Diversification table for currency descriptions.

Counterparty Abbreviations:
    BBH   Brown Brothers Harriman & Co.


                     See Notes to Portfolio of Investments

FIRST TRUST RIVERFRONT DYNAMIC EUROPE ETF (RFEU)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2016 (UNAUDITED)


CURRENCY EXPOSURE                         % OF TOTAL
DIVERSIFICATION                         INVESTMENTS+
----------------------------------------------------
EUR                                         45.7  %
USD                                         39.1
GBP                                          6.1
CHF                                          3.3
NOK                                          2.7
SEK                                          1.7
DKK                                          1.1
AUD                                          0.3
                                    -------------
        Total                              100.0  %
                                    =============


+ The weightings include the impact of currency forwards.


Currency Abbreviations:
     AUD Australian Dollar
     CHF Swiss Franc
     DKK Danish Krone
     EUR Euro
     GBP British Pound Sterling
     NOK Norwegian Krone
     SEK Swedish Krona
     USD Unites States Dollar

                                                % OF TOTAL
SECTOR ALLOCATION                              INVESTMENTS
-----------------------------------------------------------
Consumer Staples                                  19.1%
Industrials                                       16.4
Consumer Discretionary                            15.7
Financials                                        12.9
Health Care                                       10.7
Materials                                          7.5
Information Technology                             7.0
Telecomunication Services                          4.4
Energy                                             4.2
Utilities                                          2.1
                                                 -----
TOTAL                                            100.0%
                                                 =====


                     See Notes to Portfolio of Investments

FIRST TRUST RIVERFRONT DYNAMIC EMERGING MARKETS ETF (RFEM)
PORTFOLIO OF INVESTMENTS
JULY 31, 2016 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ----------------
COMMON STOCKS (a) - 96.9%

                 BERMUDA - 0.7%
            196  Credicorp Ltd. .....................................................  $         31,425
            976  Frontline Ltd. .....................................................             7,749
                                                                                       ----------------
                                                                                                 39,174
                                                                                       ----------------

                 BRAZIL - 8.6%
          7,828  Ambev S.A. .........................................................            45,388
          8,050  Banco Bradesco S.A. (Preference Shares) ............................            70,410
          1,092  BRF S.A. ...........................................................            18,288
          1,774  CCR S.A. ...........................................................            10,248
            274  Cia Brasileira de Distribuicao (Preference Shares) .................             4,147
          2,074  Cielo S.A. .........................................................            23,507
          1,360  Embraer S.A. .......................................................             6,220
            580  Hypermarcas S.A. ...................................................             4,910
          8,832  Itau Unibanco Holding S.A. (Preference Shares) .....................            92,041
          7,088  Itausa - Investimentos Itau S.A. (Preference Shares) ...............            18,275
          1,276  JBS S.A. ...........................................................             4,290
          1,366  Klabin S.A. ........................................................             7,158
          2,822  Kroton Educacional S.A. ............................................            12,568
          1,210  Lojas Renner S.A. ..................................................            10,173
         20,084  Petroleo Brasileiro S.A. ...........................................            86,780
          1,032  Qualicorp S.A. .....................................................             6,843
            370  Raia Drogasil S.A. .................................................             7,563
            404  TOTVS S.A. .........................................................             4,099
          4,324  Vale S.A. (Preference Shares) ......................................            20,017
          3,500  Vale S.A. ..........................................................            19,970
                                                                                       ----------------
                                                                                                472,895
                                                                                       ----------------

                 CAYMAN ISLANDS - 5.3%
            196  58.com, Inc., ADR (b)...............................................            10,194
          2,000  ANTA Sports Products Ltd. ..........................................             4,455
          8,000  Belle International Holdings Ltd. ..................................             5,290
          2,000  China Conch Venture Holdings Ltd. ..................................             3,826
          8,000  China Huishan Dairy Holdings Co., Ltd. .............................             3,145
          2,000  China Medical System Holdings Ltd. .................................             2,939
          2,000  Haitian International Holdings Ltd. ................................             3,351
          4,000  Minth Group Ltd. ...................................................            12,941
         40,000  Semiconductor Manufacturing International Corp. (b).................             3,248
          2,000  Shenzhou International Group Holdings Ltd. .........................            10,543
          2,000  Sunny Optical Technology Group Co., Ltd. ...........................             7,966
          8,800  Tencent Holdings Ltd. ..............................................           211,538
         10,000  Want Want China Holdings Ltd. ......................................             6,122
          4,000  WH Group Ltd. (c) ..................................................             3,150
                                                                                       ----------------
                                                                                                288,708
                                                                                       ----------------

                 CHILE - 0.9%
          2,338  Cencosud S.A. ......................................................             6,660
         17,112  Empresa Nacional de Electricidad S.A. ..............................            15,631
         97,872  Enersis Americas S.A. ..............................................            17,191
            926  SACI Falabella .....................................................             6,818


                     See Notes to Portfolio of Investments

FIRST TRUST RIVERFRONT DYNAMIC EMERGING MARKETS ETF (RFEM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2016 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ----------------
COMMON STOCKS (a) (CONTINUED)

                 CHILE (CONTINUED)
          1,674  Sonda S.A. .........................................................  $          3,069
                                                                                       ----------------
                                                                                                 49,369
                                                                                       ----------------

                 CHINA - 14.2%
          4,000  Air China Ltd., Class H ............................................             3,057
          2,000  Anhui Conch Cement Co., Ltd., Class H ..............................             5,246
        228,000  Bank of China Ltd., Class H ........................................            93,746
          4,000  Beijing Capital International Airport Co., Ltd., Class H ...........             4,614
          1,000  Byd Co., Ltd., Class H (b)..........................................             6,342
         10,000  China Communications Construction Co., Ltd., Class H ...............            10,930
        242,000  China Construction Bank Corp., Class H .............................           162,198
         20,000  China Life Insurance Co., Ltd., Class H ............................            45,576
         13,000  China Merchants Bank Co., Ltd., Class H ............................            27,815
          7,600  China Pacific Insurance Group Co., Ltd., Class H ...................            26,841
         92,000  China Petroleum & Chemical Corp., Class H ..........................            65,338
          3,000  China Railway Construction Corp. Ltd., Class H .....................             3,596
          6,000  China Railway Group Ltd., Class H ..................................             4,516
          7,000  China Shenhua Energy Co., Ltd., Class H ............................            13,371
          4,000  China Southern Airlines Co., Ltd., Class H .........................             2,640
         44,000  China Telecom Corp., Ltd., Class H .................................            21,664
          5,400  China Vanke Co., Ltd., Class H .....................................            12,208
          8,000  CRRC Corp., Ltd., Class H ..........................................             7,331
          2,400  Dalian Wanda Commercial Properties Co., Ltd., Class H (c) ..........            15,204
          4,000  Dongfeng Motor Group Co., Ltd., Class H ............................             4,934
          5,000  Great Wall Motor Co., Ltd., Class H ................................             5,188
          4,000  Guangzhou Automobile Group Co., Ltd., Class H ......................             5,135
        212,000  Industrial & Commercial Bank of China Ltd., Class H ................           119,958
          4,000  Jiangsu Expressway Co., Ltd., Class H ..............................             5,651
         15,000  Ping An Insurance Group Co. of China Ltd., Class H .................            69,989
          4,000  Shanghai Electric Group Co., Ltd., Class H (b)......................             1,660
          2,000  Sinopec Engineering Group Co., Ltd., Class H .......................             1,743
          2,400  Sinopharm Group Co., Ltd., Class H .................................            11,616
          2,000  TravelSky Technology Ltd., Class H .................................             3,831
          2,000  Weichai Power Co., Ltd., Class H ...................................             2,397
          4,000  Zhejiang Expressway Co., Ltd., Class H .............................             4,130
          1,000  Zhuzhou CRRC Times Electric Co., Ltd. ..............................             5,517
                                                                                       ----------------
                                                                                                773,982
                                                                                       ----------------

                 CZECH REPUBLIC - 0.3%
            744  CEZ A.S. ...........................................................            14,052
                                                                                       ----------------

                 HONG KONG - 0.1%
          4,000  Fosun International Ltd. ...........................................             5,228
          4,000  Sun Art Retail Group Ltd. ..........................................             2,779
                                                                                       ----------------
                                                                                                  8,007
                                                                                       ----------------

                 INDIA - 6.5%
            528  Aurobindo Pharma Ltd. ..............................................             6,247
            944  HCL Technologies Ltd. ..............................................            10,600
          4,300  Housing Development Finance Corp., Ltd. ............................            88,266


                     See Notes to Portfolio of Investments

FIRST TRUST RIVERFRONT DYNAMIC EMERGING MARKETS ETF (RFEM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2016 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ----------------
COMMON STOCKS (a) (CONTINUED)

                 INDIA (CONTINUED)
          3,072  Infosys Ltd. .......................................................  $         49,301
          5,622  ITC Ltd. ...........................................................            21,234
            630  Larsen & Toubro Ltd. ...............................................            14,627
            428  Lupin Ltd. .........................................................            11,137
            202  Maruti Suzuki India Ltd. ...........................................            14,369
          4,760  Reliance Industries Ltd. ...........................................            72,201
          1,826  Sun Pharmaceutical Industries Ltd. .................................            22,600
            788  Tata Consultancy Services Ltd. .....................................            30,879
          1,546  Tata Motors Ltd. ...................................................            11,617
                                                                                       ----------------
                                                                                                353,078
                                                                                       ----------------

                 INDONESIA - 2.8%
         37,886  Astra International Tbk PT .........................................            22,344
         34,956  Bank Central Asia Tbk PT ...........................................            38,563
            782  Gudang Garam Tbk PT ................................................             4,031
         14,650  Hanjaya Mandala Sampoerna Tbk PT....................................             4,060
          3,904  Indofood CBP Sukses Makmur Tbk PT ..................................             2,563
          7,226  Indofood Sukses Makmur Tbk PT ......................................             4,593
         41,596  Kalbe Farma Tbk PT .................................................             5,319
          4,296  Matahari Department Store Tbk PT ...................................             6,535
        167,554  Telekomunikasi Indonesia Persero Tbk PT ............................            54,110
          2,538  Unilever Indonesia Tbk PT ..........................................             8,729
          3,124  United Tractors Tbk PT .............................................             3,756
                                                                                       ----------------
                                                                                                154,603
                                                                                       ----------------

                 ISRAEL - 0.9%
            920  Teva Pharmaceutical Industries Ltd. ................................            50,787
                                                                                       ----------------

                 MALAYSIA - 3.1%
            200  British American Tobacco Malaysia Bhd ..............................             2,425
          3,200  Gamuda Bhd .........................................................             3,789
          4,200  Genting Bhd ........................................................             8,481
          5,600  Genting Malaysia Bhd ...............................................             5,902
          5,000  IHH Healthcare Bhd .................................................             8,033
          5,600  IJM Corp Bhd .......................................................             4,664
          4,800  IOI Corp Bhd .......................................................             4,988
            600  Kuala Lumpur Kepong Bhd ............................................             3,408
         13,400  Malayan Banking Bhd ................................................            26,402
          1,600  Malaysia Airports Holdings Bhd .....................................             2,339
          2,000  MISC Bhd ...........................................................             3,690
          5,800  Petronas Chemicals Group Bhd .......................................             9,333
            800  PPB Group Bhd ......................................................             3,145
          7,000  Public Bank Bhd ....................................................            33,534
          5,800  Sime Darby Bhd .....................................................            10,573
         10,200  Tenaga Nasional Bhd ................................................            36,034
          2,400  Westports Holdings Bhd .............................................             2,653
                                                                                       ----------------
                                                                                                169,393
                                                                                       ----------------

                 MEXICO - 4.8%
          5,652  Alfa S.A.B. de C.V., Class A .......................................             9,224


                     See Notes to Portfolio of Investments

FIRST TRUST RIVERFRONT DYNAMIC EMERGING MARKETS ETF (RFEM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2016 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ----------------
COMMON STOCKS (a) (CONTINUED)

                 MEXICO (CONTINUED)
         64,998  America Movil S.A.B. de C.V., Series L .............................  $         37,404
            720  Arca Continental SAB de C.V. .......................................             4,628
         34,392  Cemex S.A.B. de C.V. (b)............................................            26,211
            806  Coca-Cola Femsa SAB de C.V., Series L ..............................             6,319
          3,076  Fomento Economico Mexicano S.A.B. de C.V. ..........................            27,515
            346  Gruma S.A.B. de C.V., Class B ......................................             4,981
            662  Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B ...........             6,508
            444  Grupo Aeroportuario del Sureste SAB de C.V., Class B ...............             6,832
          2,904  Grupo Bimbo S.A.B. de C.V., Series A ...............................             8,678
          7,324  Grupo Financiero Banorte, S.A.B. de C.V., Class O ..................            40,116
          9,436  Grupo Mexico S.A.B. de C.V., Series B ..............................            22,767
          4,632  Grupo Televisa S.A.B. ..............................................            24,603
          2,590  Kimberly-Clark de Mexico, S.A.B. de C.V., Class A ..................             5,854
            526  Promotora y Operadora de Infraestructura S.A.B. de C.V. ............             6,146
          9,906  Wal-Mart de Mexico S.A.B. de C.V. ..................................            22,612
                                                                                       ----------------
                                                                                                260,398
                                                                                       ----------------

                 NETHERLANDS - 1.1%
          1,912  Altice N.V., Class A (b)............................................            28,377
          4,758  Steinhoff International Holdings N.V. ..............................            30,209
                                                                                       ----------------
                                                                                                 58,586
                                                                                       ----------------

                 PHILIPPINES - 1.4%
         31,200  Ayala Land, Inc. ...................................................            26,160
            150  GT Capital Holdings, Inc. ..........................................             4,903
          4,840  JG Summit Holdings, Inc. ...........................................             8,579
            860  Jollibee Foods Corp. ...............................................             4,655
            450  SM Investments Corp. ...............................................             6,581
         36,000  SM Prime Holdings, Inc. ............................................            22,314
          1,460  Universal Robina Corp. .............................................             6,211
                                                                                       ----------------
                                                                                                 79,403
                                                                                       ----------------

                 QATAR - 1.1%
          3,008  Ezdan Holding Group QSC ............................................            16,315
            314  Industries Qatar QSC ...............................................             9,209
            804  Qatar National Bank SAQ ............................................            33,781
                                                                                       ----------------
                                                                                                 59,305
                                                                                       ----------------

                 RUSSIA - 3.1%
          1,792  Aeroflot PJSC (b) (d)...............................................             2,327
         25,228  Gazprom PJSC (b) (d)................................................            52,490
          1,112  Lukoil PJSC (d).....................................................            48,312
            126  MMC Norilsk Nickel OJSC (d).........................................            18,032
         19,086  Sberbank of Russia PJSC (d).........................................            40,246
            578  Severstal PJSC (d)..................................................             6,947
                                                                                       ----------------
                                                                                                168,354
                                                                                       ----------------

                 SOUTH AFRICA - 8.4%
            872  AngloGold Ashanti Ltd. (b)..........................................            19,042
            620  Aspen Pharmacare Holdings Ltd. .....................................            16,749


                     See Notes to Portfolio of Investments

FIRST TRUST RIVERFRONT DYNAMIC EMERGING MARKETS ETF (RFEM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2016 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ----------------
COMMON STOCKS (a) (CONTINUED)

                 SOUTH AFRICA (CONTINUED)
            670  AVI Ltd. ...........................................................  $          4,331
            620  Bidvest Group (The) Ltd. ...........................................             7,124
            508  Clicks Group Ltd. ..................................................             4,547
         12,886  FirstRand Ltd. .....................................................            45,106
            350  Foschini Group (The) Ltd. ..........................................             3,757
          1,686  Gold Fields Ltd. ...................................................            10,413
            362  Imperial Holdings Ltd. .............................................             4,322
            396  Mr. Price Group Ltd. ...............................................             6,530
          5,534  MTN Group Ltd. .....................................................            55,925
            658  Naspers Ltd. .......................................................           103,326
            260  Pioneer Foods Group Ltd. ...........................................             3,353
            950  Remgro Ltd. ........................................................            17,808
          6,674  Sanlam Ltd. ........................................................            31,444
          1,196  Sappi Ltd. (b)......................................................             6,085
          1,180  Sasol Ltd. .........................................................            31,345
            886  Shoprite Holdings Ltd. .............................................            12,976
            302  SPAR Group (The) Ltd. ..............................................             4,505
          4,644  Standard Bank Group Ltd. ...........................................            46,352
            322  Tiger Brands Ltd ...................................................             9,044
            742  Truworths International Ltd. .......................................             4,772
          1,610  Woolworths Holdings Ltd. ...........................................            10,372
                                                                                       ----------------
                                                                                                459,228
                                                                                       ----------------

                 SOUTH KOREA - 17.3%
             54  Amorepacific Corp. .................................................            18,705
             48  AMOREPACIFIC Group .................................................             6,192
             16  BGF retail Co., Ltd. ...............................................             2,850
            132  Celltrion, Inc. ....................................................            12,267
             14  CJ CheilJedang Corp. ...............................................             4,918
             26  CJ Corp. ...........................................................             4,654
             14  CJ Korea Express Corp. (b)..........................................             2,506
            102  Coway Co., Ltd. ....................................................             7,804
             52  Daelim Industrial Co., Ltd. ........................................             3,899
             40  E-MART, Inc. .......................................................             5,838
            100  GS Engineering & Construction Corp. (b).............................             2,562
             98  GS Holdings Corp. ..................................................             4,208
            140  Hankook Tire Co., Ltd. .............................................             6,774
             10  Hanmi Pharm Co., Ltd. ..............................................             5,455
              6  Hanmi Science Co., Ltd. ............................................               771
            370  Hanon Systems ......................................................             3,782
            222  Hanwha Chemical Corp. ..............................................             5,064
             20  Hotel Shilla Co., Ltd. .............................................             1,064
             42  Hyosung Corp. ......................................................             5,212
            106  Hyundai Development Co.-Engineering & Construction .................             4,192
            150  Hyundai Engineering & Construction Co., Ltd. .......................             4,928
             38  Hyundai Glovis Co., Ltd. ...........................................             5,699
             82  Hyundai Heavy Industries Co., Ltd. (b)..............................             9,187
            130  Hyundai Mobis Co., Ltd. ............................................            29,594
            290  Hyundai Motor Co. ..................................................            34,174


                     See Notes to Portfolio of Investments

FIRST TRUST RIVERFRONT DYNAMIC EMERGING MARKETS ETF (RFEM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2016 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ----------------
COMMON STOCKS (a) (CONTINUED)

                 SOUTH KOREA (CONTINUED)
             70  Hyundai Motor Co. (2nd Preference Shares) ..........................  $          6,280
             42  Hyundai Motor Co. (Preference Shares) ..............................             3,656
            166  Hyundai Steel Co. ..................................................             7,499
             52  Kakao Corp. ........................................................             4,220
            230  Kangwon Land, Inc. .................................................             8,418
          1,088  KB Financial Group, Inc. ...........................................            34,190
             12  KCC Corp. ..........................................................             4,226
             46  KEPCO Plant Service & Engineering Co., Ltd. ........................             2,817
            494  Kia Motors Corp. ...................................................            18,589
            116  Korea Aerospace Industries, Ltd. ...................................             8,347
            766  Korea Electric Power Corp. .........................................            41,919
             20  Korea Zinc Co., Ltd. ...............................................             9,088
            184  KT&G Corp. .........................................................            19,876
             98  LG Chem, Ltd. ......................................................            21,303
            200  LG Corp. ...........................................................            11,338
            436  LG Display Co., Ltd. ...............................................            12,066
            202  LG Electronics, Inc. ...............................................             9,648
             16  LG Household & Health Care, Ltd. ...................................            14,398
            362  LG Uplus Corp. .....................................................             3,539
             34  Lotte Chemical Corp. ...............................................             9,212
             22  Lotte Shopping Co., Ltd. ...........................................             3,791
             46  NAVER Corp. ........................................................            29,157
             34  NCSoft Corp. .......................................................             7,619
            144  POSCO ..............................................................            29,118
             38  S-1 Corp. ..........................................................             3,443
            146  Samsung C&T Corp. ..................................................            17,661
            100  Samsung Electro-Mechanics Co., Ltd. ................................             4,928
            186  Samsung Electronics Co., Ltd. ......................................           255,550
             36  Samsung Electronics Co., Ltd. (Preference Shares) ..................            40,655
            276  Samsung Engineering Co., Ltd. (b)...................................             2,612
            290  Samsung Heavy Industries Co., Ltd. (b)..............................             2,573
             92  Samsung SDI Co., Ltd. ..............................................             8,665
             52  Samsung SDS Co., Ltd. ..............................................             7,288
          1,214  Shinhan Financial Group Co., Ltd. ..................................            43,297
             58  SK Holdings Co., Ltd. ..............................................            10,796
            966  SK Hynix, Inc. .....................................................            29,666
             16  Yuhan Corp. ........................................................             4,371
            324  Yungjin Pharmaceutical Co., Ltd. (b)................................             3,124
                                                                                       ----------------
                                                                                                947,242
                                                                                       ----------------

                 TAIWAN - 12.9%
          9,764  Advanced Semiconductor Engineering, Inc. ...........................            11,623
          1,952  Advantech Co., Ltd. ................................................            15,164
          1,952  ASUSTeK Computer, Inc. .............................................            16,968
         13,670  AU Optronics Corp. .................................................             5,545
          1,952  Catcher Technology Co., Ltd. .......................................            13,575
         21,482  Cathay Financial Holding Co., Ltd. .................................            24,125
          1,952  Cheng Shin Rubber Industry Co., Ltd. ...............................             4,072
         23,434  China Steel Corp. ..................................................            16,186


                     See Notes to Portfolio of Investments

FIRST TRUST RIVERFRONT DYNAMIC EMERGING MARKETS ETF (RFEM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2016 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ----------------
COMMON STOCKS (a) (CONTINUED)

                 TAIWAN (CONTINUED)
         13,670  Chunghwa Telecom Co., Ltd. .........................................  $         48,603
          5,858  Compal Electronics, Inc. ...........................................             3,679
          1,952  Delta Electronics, Inc. ............................................            10,273
          1,952  Eclat Textile Co., Ltd. ............................................            21,860
          3,906  Far Eastern New Century Corp. ......................................             3,047
          7,812  Formosa Chemicals & Fibre Corp. ....................................            20,336
          9,764  Formosa Plastics Corp. .............................................            23,796
          1,952  Highwealth Construction Corp. ......................................             2,975
         23,434  Hon Hai Precision Industry Co., Ltd. ...............................            64,525
          1,952  Hotai Motor Co., Ltd. ..............................................            19,567
         13,670  Innolux Corp. ......................................................             5,053
          3,906  Inotera Memories, Inc. (b)..........................................             3,181
          1,952  Lite-On Technology Corp. ...........................................             2,923
          1,952  MediaTek, Inc. .....................................................            14,889
          9,764  Nan Ya Plastics Corp. ..............................................            18,474
          1,952  OBI Pharma, Inc. (b)................................................            30,146
          1,952  Pegatron Corp. .....................................................             4,788
          3,906  Pou Chen Corp. .....................................................             5,323
          1,952  President Chain Store Corp. ........................................            15,837
          3,906  Quanta Computer, Inc. ..............................................             7,941
          1,952  Siliconware Precision Industries Co., Ltd. .........................             2,935
          5,858  Taiwan Cement Corp. ................................................             6,221
         42,962  Taiwan Semiconductor Manufacturing Co., Ltd. .......................           232,151
          1,952  Teco Electric and Machinery Co., Ltd. ..............................             1,727
          9,764  Uni-President Enterprises Corp. ....................................            19,942
         17,576  United Microelectronics Corp. ......................................             6,552
                                                                                       ----------------
                                                                                                704,002
                                                                                       ----------------

                 THAILAND - 1.0%
            800  Airports of Thailand PCL ...........................................             9,073
          8,200  Bangkok Dusit Medical Services PCL .................................             5,297
            600  Bumrungrad Hospital PCL ............................................             3,170
          5,000  Charoen Pokphand Foods PCL .........................................             4,019
          7,400  CP ALL PCL .........................................................            10,995
          3,600  Minor International PCL ............................................             4,212
          4,200  PTT Global Chemical PCL ............................................             7,326
            600  Siam Cement (The) PCL ..............................................             8,785
                                                                                       ----------------
                                                                                                 52,877
                                                                                       ----------------

                 TURKEY - 1.0%
          8,716  Akbank TAS .........................................................            22,465
            444  Arcelik A.S. .......................................................             3,035
            372  BIM Birlesik Magazalar A.S. ........................................             6,873
          1,014  Turk Hava Yollari AO (b)............................................             1,755
          9,122  Turkiye Garanti Bankasi AS .........................................            22,382
                                                                                       ----------------
                                                                                                 56,510
                                                                                       ----------------

                 UNITED ARAB EMIRATES - 0.6%
            332  DP World Ltd. ......................................................             5,641


                     See Notes to Portfolio of Investments

FIRST TRUST RIVERFRONT DYNAMIC EMERGING MARKETS ETF (RFEM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2016 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ----------------
COMMON STOCKS (a) (CONTINUED)

                 UNITED ARAB EMIRATES (CONTINUED)
         13,576  Emaar Properties PJSC ..............................................  $         25,430
                                                                                       ----------------
                                                                                                 31,071
                                                                                       ----------------

                 UNITED KINGDOM - 0.8%
            316  Carnival PLC .......................................................            15,231
            488  Fresnillo PLC ......................................................            12,471
          1,066  Mediclinic International PLC .......................................            15,152
                                                                                       ----------------
                                                                                                 42,854
                                                                                       ----------------
                 TOTAL COMMON STOCKS ................................................         5,293,878
                 (Cost $4,839,957)                                                     ----------------

REAL ESTATE INVESTMENT TRUSTS (a) - 0.5%

                 MEXICO - 0.2%
          6,606  Fibra Uno Administracion S.A. de C.V. ..............................            13,441
                                                                                       ----------------


                 SOUTH AFRICA - 0.3%
          8,834  Growthpoint Properties Ltd. ........................................            16,769
                                                                                       ----------------
                 TOTAL REAL ESTATE INVESTMENT TRUSTS ................................            30,210
                 (Cost $27,842)                                                        ----------------

                 TOTAL INVESTMENTS - 97.4% ..........................................         5,324,088
                 (Cost $4,867,799) (e)

                 NET OTHER ASSETS AND LIABILITIES - 2.6% ............................           140,352
                                                                                       ----------------
                 NET ASSETS - 100.0% ................................................  $      5,464,440
                                                                                       ================

-----------------------------

(a) Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.

(b)   Non-income producing security.

(c) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(d) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At July 31, 2016, securities noted as such are valued at $168,354 or 3.1% of net assets.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of July 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $479,877 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $23,588.

ADR   American Depositary Receipt


                     See Notes to Portfolio of Investments

FIRST TRUST RIVERFRONT DYNAMIC EMERGING MARKETS ETF (RFEM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2016 (UNAUDITED)

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of July 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                      LEVEL 2         LEVEL 3
                                                     TOTAL           LEVEL 1        SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                   7/31/2016         PRICES           INPUTS           INPUTS
                                                ---------------  ---------------  ---------------  ---------------
Common Stocks:
    Russia....................................  $       168,354  $            --  $       168,354  $            --
    Other Country Categories*.................        5,125,524        5,125,524               --               --
                                                ---------------  ---------------  ---------------  ---------------
Total Common Stocks...........................        5,293,878        5,125,524          168,354               --
Real Estate Investment Trusts*................           30,210           30,210               --               --
                                                ---------------  ---------------  ---------------  ---------------
Total Investments.............................  $     5,324,088  $     5,155,734  $       168,354  $            --
                                                ===============  ===============  ===============  ===============

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at July 31, 2016.

                                                % OF TOTAL
SECTOR ALLOCATION                              INVESTMENTS
-----------------------------------------------------------
Financials                                        28.2%
Information Technology                            22.2
Consumer Discretionary                            10.9
Consumer Staples                                   7.9
Energy                                             7.2
Materials                                          7.0
Industrials                                        5.9
Health Care                                        4.2
Telecomunication Services                          4.2
Utilities                                          2.3
                                                 -----
TOTAL                                            100.0%
                                                 =====


                     See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

                      FIRST TRUST EXCHANGE TRADED FUND III
                           JULY 31, 2016 (UNAUDITED)


                                1. ORGANIZATION

First Trust Exchange-Traded Fund III (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust consists of eight funds that are currently offering shares. This report covers the following funds (each a "Fund" and collectively, the "Funds"), which are each a non-diversified series of the Trust:

      First Trust RiverFront Dynamic Asia Pacific ETF - (The Nasdaq Stock Market LLC ("Nasdaq") ticker "RFAP") (1)

      First Trust RiverFront Dynamic Developed International ETF - (Nasdaq ticker "RFDI") (1)

      First Trust RiverFront Dynamic Europe ETF - (Nasdaq ticker "RFEU") (1)

      First Trust RiverFront Dynamic Emerging Markets ETF - (Nasdaq ticker "RFEM") (2)

      (1)   Commenced investment operations on April 13, 2016.

      (2)   Commenced investment operations on June 14, 2016.

The Funds, each of which is an investment company within the scope of Financial Accounting Standards Board ("FASB") Accounting Standards Update 2013-08, follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund's NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds' investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks, real estate investment trusts, and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Forward foreign currency contracts are valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by a third-party pricing service or by certain independent dealers in such contracts.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended), for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A

                      FIRST TRUST EXCHANGE TRADED FUND III
                           JULY 31, 2016 (UNAUDITED)


variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.


Because foreign markets may be open on different days than the day during which investors transact in the shares of a Fund, the value of the Fund's securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of July 31, 2016, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. FORWARD FOREIGN CURRENCY CONTRACTS

The Funds are subject to foreign currency risk in the normal course of pursuing their investment objectives. Forward foreign currency contracts are agreements between two parties ("Counterparties") to exchange one currency for another at a future date and at a specified price. The Funds use forward foreign currency contracts to facilitate transactions in foreign securities and to manage foreign

                      FIRST TRUST EXCHANGE TRADED FUND III
                           JULY 31, 2016 (UNAUDITED)


currency exposure. These contracts are valued daily, and each Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included on the Forward Foreign Currency Contracts table in the Portfolio of Investments. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency, securities values and interest rates. Due to the risks, the Funds could incur losses in excess of the net unrealized value shown on the Forward Foreign Currency Contracts table in each Fund's Portfolio of Investments. In the event of default by the Counterparty, a Fund will provide notice to the Counterparty of the Fund's intent to convert the currency held by the Fund into the currency that the Counterparty agreed to exchange with that Fund. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Funds may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Funds may obtain only limited recovery or may obtain no recovery in such circumstances.

D. FOREIGN CURRENCY

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received.

                          3. DERIVATIVES TRANSACTIONS

For the fiscal year-to-date period (April 13, 2016 through July 31, 2016), the notional values of forward foreign currency contracts opened and closed were as follows:

               Opened             Closed
           ---------------    ---------------
RFAP       $    43,511,722    $    40,497,222
RFDI            86,368,161         94,495,261
RFEU           102,081,897         92,207,897

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          First Trust Exchange-Traded Fund III
               --------------------------------------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: September 20, 2016
     ---------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: September 20, 2016
     ---------------------

By (Signature and Title)*               /s/ Donald P. Swade
                                        ----------------------------------------
                                        Donald P. Swade, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: September 20, 2016
     ---------------------

* Print the name and title of each signing officer under his or her signature.